SEMI-ANNUAL

 ................................................................................
FINANCIAL REPORT

 ................................................................................
STI CLASSIC FIXED INCOME FUNDS

 ................................................................................
A Family of Mutual Funds

 ................................................................................




November 30, 2000

STI Classic Funds [logo omitted]

Dear Valued STI Classic Funds' Shareholder:

As of November 30, 2000, your STI Classic Funds' assets totaled $21.2 billion, an increase of 2.0% over the period ending May 31, 2000, the Funds' fiscal year end.

U.S. economic expansion has now passed nine years in duration and is the longest in history. However, growth has slowed substantially and many investors are questioning whether a recession will develop. Moreover, many companies are reporting weaker earnings in this economic slowdown. It is certainly a more challenging environment for stock investors. Regardless, inflation remains low due to productivity gains and lack of corporate pricing power. As a result, longer-term interest rates have continued to decline. Thus, the Federal Reserve has substantial flexibility to decrease money market rates and provide a safety net for the economy. We also believe that most stocks have declined substantially as a result of prior Fed tightening. Thus, stock opportunities have emerged and our belief in a more diversified approach beyond just technology stocks will continue to benefit investors in this difficult environment.

                                             Sincerely,

                                             /ss/signature omitted

                                             Douglas S. Phillips, CFA
                                             President, Chief Investment Officer
                                             Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (100.2%)
FLORIDA (91.0%)
   Brevard County, Health Facilities
     Authority, Holmes Regional
     Medical Center Project, RB, MBIA
     Callable 10/01/03 @ 102
     5.700%, 10/01/08                  $3,000    $    3,119
   Broward County, Port Facilities
     Authority, Ser C, RB, AMT, MBIA
     5.375%, 09/01/08                   3,360         3,468
   Citrus County, Pollution Control
     Authority, Florida Power, Crystal
     River, Ser B, RB
     Callable 08/01/02 @ 102
     6.350%, 02/01/22                     335           345
   Dade County, Aviation Authority,
     Ser A, RB, AMBAC
     Callable 10/01/05 @ 102
     6.000%, 10/01/09                     500           536
   Dade County, Aviation Authority,
     Ser B, RB, AMT, MBIA
     Callable 10/01/02 @ 102
     6.600%, 10/01/22                     825           862
   Dade County, Educational Facilities
     Authority, University of Miami,
     Ser A, RB, MBIA
     6.000%, 04/01/08                     505           546
   Dade County, Seaport, GO, MBIA
     6.500%, 10/01/09                   1,000         1,130
   Dade County, Ser CC, GO, AMBAC
     7.125%, 10/01/15                   1,000         1,202
   Daytona Beach, Water & Sewer
     Authority, Ser 1978, RB, ETM
     Callable 05/15/01 @ 101.75
     6.750%, 11/15/07                   1,000         1,054
   Deerfield Beach, Water & Sewer
     Authority, RB, FGIC
     6.125%, 10/01/06                     250           264
   Florida State, Board of Education,
     Capital Outlay, Public Education,
     GO Callable 06/01/02 @ 101
     6.400%, 06/01/19                   1,300         1,344
   Florida State, Board of Education,
     Capital Outlay, Public Education,
     Ser B, GO Prerefunded @ 101 (C)
     6.000%, 06/01/01                   1,000         1,018
   Florida State, Board of Education,
     Capital Outlay, Ser A, GO
     Callable 01/01/09 @ 101
     4.750%, 01/01/19                   1,860         1,695
   Florida State, Board of Education,
     Capital Outlay, Ser C, ETM, GO
     Callable 01/09/01 @ 100
     7.100%, 06/01/07                     190           192
   Florida State, Board of Education,
     Lottery Revenue, Ser A, RB, FGIC
     Callable 07/01/10 @  101
     6.000%, 07/01/12                   1,295         1,416
   Florida State, Board of Education,
     Lottery Revenue, Ser B, RB, FGIC
     Callable 07/01/10 @  101
     5.500%, 07/01/12                   4,050         4,242
   Florida State, Department of
     Transportation, Right of Way,
     Ser A, GO Callable 07/01/07 @ 101
     5.000%, 07/01/22                     500           472
   Florida State, Department of
     Transportation, Right of Way,
     Ser A, GO Callable 07/01/09 @ 101
     4.750%, 07/01/24                   1,995         1,787
   Florida State, Finance Department of
     General Services, Environmental
     Protection, Preservation 2000 Project,
     Ser A, RB, FSA
     6.000%, 07/01/11                   2,935         3,219
   Florida State, Finance Department of
     General Services, Department of
     Environmental Protection,
     Ser B, RB, AMBAC
     6.000%, 07/01/12                   4,100         4,486
   Florida State, Finance Department of
     General Services, Department of
     Natural Resources, Preservation
     2000, Ser A, RB, AMBAC
     Prerefunded @ 102 (C)
     6.750%, 07/01/01                      80            83
   Florida State, Housing Financing
     Authority, Homeowner Mortgage,
     Ser 7, RB, AMT, FSA Callable
     07/01/09 @ 100
     5.200%, 01/01/31                   1,000           997
   Florida State, Turnpike Authority,
     Department of Transportation,
     Ser B, RB Callable 07/01/10 @ 101
     5.250%, 07/01/19                   1,335         1,313
   Florida State, Turnpike Authority,
     Ser A, RB, FSA Callable
     07/01/09 @ 101
     5.000%, 07/01/22                   3,545         3,305
   Gainesville, Utility Systems,
     Ser A, RB, MBIA
     5.750%, 10/01/04                   1,000         1,045
   Greater Orlando, Aviation Authority,
     Airport Facilities, RB, AMT, FGIC
     5.500%, 10/01/17                   1,810         1,856
     5.250%, 10/01/13                     725           728

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
FLORIDA--CONTINUED
   Greater Orlando, Aviation Authority,
     Airport Facilities, Ser A, RB, AMT,
     AMBAC Callable 10/01/03 @ 102
     5.400%, 10/01/06                  $1,340    $    1,376
   Hillsborough County, Industrial
     Development Authority,
     University Community Hospital,
     RB, MBIA
     6.500%, 08/15/19                     145           166
   Indian, Trace Community, Community
     Development District, Water
     Management Split Benefit,
     Ser A-1, SA, MBIA Callable
     05/01/05 @ 102
     5.500%, 05/01/07                     330           346
   Jacksonville, Excise Taxes,
     Ser B, RB, AMT, FGIC
     Callable 10/01/01 @ 101
     5.200%, 10/01/04                   1,500         1,521
   Jacksonville, Sales Tax Authority,
     River City Renaissance Project,
     RB, FGIC
     6.000%, 10/01/04                   1,180         1,242
   Keys, Aqueduct Authority, RB,
     AMBAC Prerefunded @ 101 (C)
     6.750%, 09/01/01                     170           175
   Lakeland, Electric & Water Authority,
     First Lien, Ser B, RB, FSA
     6.550%, 10/01/05                   2,590         2,811
   Lakeland, Electric & Water Authority,
     First Lien, Ser C, RB, FSA
     6.050%, 10/01/07                   1,000         1,085
   Lee County, Industrial Development
     Authority, Bonita Springs Utilities
     Project, RB, AMT, MBIA Callable
     11/01/06 @ 101
     5.750%, 11/01/10                   1,480         1,549
   Lee County, Water & Sewer Authority,
     Ser A, RB, AMBAC Callable
     10/01/09 @ 101
     4.750%, 10/01/19                   1,720         1,570
   Leon County, Southgate Educational
     Facilities Authority, COP, ETM
     9.000%, 09/01/14                   2,480         3,424
   Miami-Dade County, Aviation Authority,
     Ser C, RB, AMT, MBIA Callable
     10/01/08 @ 101
     5.250%, 10/01/17                   1,000           973
   Miami, Parking Facilities Authority,
     RB, MBIA
     5.250%, 10/01/15                   1,000         1,016
   North Broward, Hospital District,
     RB, ETM, MBIA
     5.950%, 01/01/01                   1,000         1,001
   Orange County, Health Facilities
     Authority, Ser A, RB, ETM, MBIA
     6.250%, 10/01/07                   2,120         2,326
   Orlando, Utilities Commission
     Water & Sewer Authority,
     Sub-Ser D, RB
     6.750%, 10/01/17                   5,385         6,252
   Osceola County, School Board
     Certificates Authority, Ser A,
     COP, AMBAC
     6.250%, 06/01/01                   1,080         1,090
   Palm Beach County, Apartment
     System Authority, RB, MBIA
     Callable 10/01/01 @ 102
     7.625%, 10/01/04                   1,410         1,472
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, ETM, AMBAC
     6.000%, 10/01/09                     300           329
   Pensacola, Airport Authority,
     Ser A, RB, AMT, MBIA
     6.250%, 10/01/09                     505           553
   Pensacola, Airport Authority,
     Ser A, RB, AMT, MBIA
     Callable 10/01/08 @ 102
     6.000%, 10/01/12                   1,075         1,152
   Plant City, Utility Systems Authority,
     RB, MBIA
     6.000%, 10/01/15                     400           440
   Polk County, Utility Systems
     Authority, RB, ETM, FGIC
     6.000%, 10/01/08                   2,250         2,397
   Reedy Creek, Improvement District,
     Ser 1991-1, RB, MBIA
     Prerefunded @ 101(C)
     6.250%, 10/01/01                     405           415
   South Broward, Hospital District
     Authority, RB, AMBAC Callable
     05/01/03 @ 102
     7.500%, 05/01/08                   1,000         1,082
   Sunrise, Utility System Authority,
     RB, AMBAC Callable
     10/01/18 @ 100
     5.000%, 10/01/28                   1,500         1,417
   Tallahassee, Energy Systems
     Authority, Ser A, RB, FSA
     Callable 10/01/08 @ 101
     5.000%, 10/01/28                   5,040         4,638

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                    (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
FLORIDA--CONTINUED
   Tampa, Allegany Health Systems
     Authority, St Mary's Hospital,
     RB, ETM, MBIA Callable
     12/01/03 @ 102
     5.000%, 12/01/12                  $7,280    $    7,305
   Tampa, Bay Water Utility Systems,
     RB, FGIC Callable 10/01/11 @ 100
     5.500%, 10/01/12                   1,000         1,048
   Tampa, Guaranteed Entitlement, RB,
     AMBAC
     6.000%, 10/01/07                   2,190         2,331
     6.000%, 10/01/08                   1,500         1,607
     6.000%, 10/01/18                     500           528
   Tampa, Guaranteed Entitlement, RB,
     AMBAC Callable 10/01/01 @ 102
     7.050%, 10/01/07                   1,000         1,040
   Tampa, Special Utility, TAN,
     AMBAC Callable 10/01/01 @ 102
     6.900%, 10/01/09                   1,500         1,558
   Tampa, Utility Tax & Special Revenue
     Authority, RB, AMBAC
     6.000%, 10/01/09                   1,000         1,076
                                                   --------
                                                    100,035
                                                   --------
PUERTO RICO (9.2%)
   Commonwealth, Aqueduct & Sewer
     Authority, RB, MBIA
     6.250%, 07/01/12                   1,000         1,137
   Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB, MBIA
     6.250%, 07/01/14                   3,000         3,421
   Commonwealth, Public Buildings
     Authority, Government Facilities,
     Ser A, RB, AMBAC
     6.250%, 07/01/13                   1,000         1,139
     6.250%, 07/01/14                     750           855
   Commonwealth, Public Finance Authority,
     Commonwealth Appropriation,
     Ser A, FSA, RB Callable
     06/01/08 @ 101
     5.000%, 06/01/26                   2,240         2,129
   Commonwealth, Public Improvements
     GO, MBIA Callable 07/01/08 @ 101
     4.875%, 07/01/23                   1,500         1,403
                                                   --------
                                                     10,084
                                                   --------
Total Municipal Bonds
     (Cost $108,401)                                110,119
                                                   --------
CASH EQUIVALENTS (4.8%)
   AIM Management Institutional
     Tax Free Fund                  1,686,664         1,687
   SEI Institutional Tax Free
     Fund                           3,650,209         3,650
                                                   --------
Total Cash Equivalents
     (Cost $5,337)                                    5,337
                                                   --------
Total Investments (105.0%)
   (Cost $113,738)                                  115,456
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (-5.0%)
   Investment Securities Purchased                   (6,837)
   Other Assets and Liabilities, Net                  1,316
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES, NET              (5,521)
                                                   --------
NET ASSETS:
Fund shares of Trust Shares  (unlimited
   authorization -- no par value)
   based on 9,249,858 outstanding shares
   of beneficial interest                            97,169
Fund shares of Investor Shares (unlimited
   authorization -- no par value)
   based on 271,110 outstanding shares
   of beneficial interest                             2,687
Fund shares of Flex Shares (unlimited
   authorization  -- no par value) based on
   941,425 outstanding shares
   of beneficial interest                            10,199
Accumulated net realized loss on investments         (1,838)
Net unrealized appreciation on investments            1,718
                                                   --------
Total Net Assets 100.0%                            $109,935
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                    $10.51
                                                   ========
Net Asset Value and Redemption
   Price Per Share-- Investor Shares                 $10.51
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.51 / 96.25%)                 $10.92
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                 $10.53
                                                   ========

(1) FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (91.5%)
GEORGIA (91.5%)
   Atlanta, Airport Facilities
     Authority, RB, AMBAC
     6.500%, 01/01/06                  $1,000     $   1,083
     6.000%, 01/01/03                   1,000         1,030
     6.000%, 01/01/04                     500           520
   Atlanta, Airport Facilities
     Authority, Ser A, RB, FGIC
     5.500%, 01/01/10                   1,000         1,052
   Atlanta & Fulton County,
     Recreation Authority, Park
     Improvement Project, RB, AMBAC
     Callable 12/01/10 @ 101
     5.500%, 12/01/13                   1,005         1,051
     5.250%, 12/01/16                   1,050         1,056
   Atlanta, Water & Sewer
     Authority, RB, ETM
     6.000%, 01/01/11                   1,000         1,095
   Augusta, Water & Sewer
     Authority, RB
     Prerefunded @ 102 (C)
     6.200%, 05/01/02                     130           136
   Bibb County, GO
     7.000%, 01/01/04                     985         1,054
   Brunswick, Water & Sewer
     Authority, RB, MBIA
     6.100%, 10/01/14                   1,000         1,103
   Clarke County, Hospital Authority,
     Athens Regional Medical Center
     Project, RB, MBIA
     5.375%, 01/01/07                   1,425         1,478
   Clayton County, Water & Sewer
     Authority, RB, AMBAC Callable
     05/01/06 @ 102
     5.350%, 05/01/09                     800           835
   Cobb County, Water & Sewer
     Authority, RB Callable
     07/01/04 @ 102
     5.125%, 07/01/06                   1,000         1,027
   Cobb-Marietta County, Coliseum
     & Expo Project, RB, MBIA
     5.500%, 10/01/12                     940           986
   Cobb-Marietta County, Water
     Authority, RB
     5.100%, 11/01/04                   1,000         1,023
     5.000%, 11/01/03                   1,255         1,273
   Coweta County, Development
     Authority, Newnan Water,
     Sewer and Light Community
     Project, RB, AMBAC Callable
     01/01/10 @ 101
     5.250%, 01/01/14                   1,700         1,716
   Dalton, Utilities Authority, RB, MBIA
     6.000%, 01/01/08                   3,240         3,507
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%, 11/01/05                   1,650         1,714
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB Callable
     11/01/05 @ 101
     5.200%, 11/01/08                     500           517
   DeKalb County, School District,
     Ser A, GO
     6.250%, 07/01/11                   1,500         1,681
   Dekalb County, Water & Sewer
     Authority, RB Callable
     10/01/10 @ 101
     5.250%, 10/01/12                   1,000         1,029
   Douglasville - Douglas County,
     Water & Sewer Authority, RB,
     AMBAC
     5.625%, 06/01/15                   1,390         1,469
   Fayette County, Public Facilities
     Authority, Criminal Justice
     Center Project, RB Callable
     06/01/10 @ 101
     6.250%, 06/01/19                     700           756
   Fayette County, School District,
     GO, ETM
     6.250%, 03/01/07                     450           490
   Fayette County, Water Authority,
     Ser 1985-A, RB, ETM, MBIA
     Callable 10/01/00 @ 100
     8.550%, 10/01/01                     300           310
   Forsyth County, School District, GO
     6.500%, 07/01/06                   1,000         1,094
     6.400%, 07/01/05                     750           807
   Forsyth County, School District, GO
     Callable 02/01/10 @ 102
     6.000%, 02/01/15                   1,000         1,083
     5.750%, 02/01/11                   3,000         3,227
   Forsyth County, School District,
     GO, MBIA Prerefunded @ 102 (C)
     5.350%, 07/01/05                     780           820
   Forsyth County, Water & Sewer
     Authority, RB
     5.000%, 04/01/04                   1,000         1,017
   Fulton County, Hospital Authority,
     Northside Hospital Project, Ser B,
     RB, MBIA Prerefunded @ 102 (C)
     6.600%, 10/01/02                   2,000         2,112

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Fulton County, School District, GO
     6.375%, 05/01/17                 $   500     $     566
     5.250%, 01/01/12                   1,000         1,026
 Fulton County, Water & Sewer
     Authority, RB, ETM, FGIC
     6.375%, 01/01/14                   1,000         1,125
   Georgia State, Housing & Financial
     Authority, Single-Family Mortgage,
     Sub-Ser B-1, RB Callable
     06/01/05 @ 102
     5.550%, 12/01/07                     550           568
   Georgia State, Housing & Financial
     Authority, Single-Family Mortgage,
     Sub-Ser B-1, RB, FHA
     Callable 06/01/06 @ 102
     5.600%, 12/01/11                     450           464
     5.550%, 12/01/10                     325           336
   Georgia State, Municipal Electric
     Authority, RB, ETM Callable
     01/09/01 @ 100
     8.000%, 01/01/15                   1,900         2,419
   Georgia State, School Improvements
     Projects, GO
     6.750%, 09/01/11                   2,000         2,330
   Georgia State, Ser A, GO
     6.250%, 04/01/11                   1,000         1,120
   Georgia State, Ser C, GO
     6.250%, 08/01/13                   1,650         1,856
   Georgia State, Ser D, GO
     6.700%, 08/01/10                     750           865
   Gwinnett County, Recreation
     Authority, RB
     5.875%, 02/01/07                     500           535
     5.800%, 02/01/06                     785           830
   Gwinnett County, School District,
     Ser B, GO
     6.400%, 02/01/06                     500           540
     6.400%, 02/01/07                   1,500         1,639
   Hall County, School District,
     Ser B, GO
     6.300%, 12/01/05                     675           727
   Henry County, Hospital Authority,
     Henry Medical Center Project, RB,
     AMBAC Callable 07/01/07 @ 102
     5.500%, 07/01/08                     545           571
   Henry County, Hospital Authority,
     Henry Medical Center Project, RB,
     AMBAC Prerefunded @ 102 (C)
     5.500%, 07/01/07                   1,640         1,747
   Henry County, School District,
     Ser A, GO
     6.450%, 08/01/11                     500           558
     6.150%, 08/01/06                     150           162
   Henry County, School District,
     Ser B, GO
     6.300%, 08/01/08                     300           331
   Henry County, Water & Sewer
     Authority, RB, AMBAC
     6.150%, 02/01/20                   2,265         2,498
   Henry County, Water & Sewer
     Authority, RB, FGIC
     6.000%, 02/01/18                   1,055         1,146
     5.625%, 02/01/16                     940           986
   Houston County, School District,
     Intergovernmental Contract,
     COP, MBIA Prerefunded @ 102 (C)
     6.000%, 03/01/04                   2,000         2,126
   Medical Center Hospital Authority,
     Columbus Regional Health Care
     System, RB, MBIA
     Prerefunded @ 102 (C)
     6.000%, 08/01/05                   1,340         1,443
   Meriwether County, School District,
     GO, FSA
     7.000%, 02/01/06                     740           822
   Metropolitan Atlanta, Rapid
     Transit Authority, Ser A, RB, MBIA
     6.250%, 07/01/07                     500           547
   Metropolitan Atlanta, Rapid
     Transit Authority, Ser D, RB, ETM
     7.000%, 07/01/11                     250           296
   Metropolitan Atlanta, Rapid
     Transit Authority, Ser E, RB, ETM
     Callable 01/09/01 @ 100
     7.000%, 07/01/11                   1,165         1,378
   Metropolitan Atlanta, Rapid Transit
     Authority, Ser N, RB
     6.000%, 07/01/07                   1,000         1,070
   Metropolitan Atlanta, Rapid Transit
     Authority, Ser P, RB, AMBAC
     6.250%, 07/01/08                   1,000         1,103
   Milledgeville, Water & Sewer
     Authority, RB, FSA
     6.000%, 12/01/16                   1,000         1,087
     6.000%, 12/01/21                   1,000         1,081
   Newton County, Hospital Authority,
     Newton Health Systems Project,
     Ser 1999, RB, AMBAC Callable
     02/01/10 @ 101
     5.750%, 02/01/11                     780           826
     5.750%, 02/01/12                     825           870

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Paulding County, School District,
     GO, MBIA
     6.000%, 02/01/10                  $1,000     $   1,095
   Paulding County, School District,
     Ser A, GO
     6.625%, 02/01/07                   1,000         1,106
     6.625%, 02/01/08                     525           587
   Private Colleges & Universities,
     Mercer University Project, RB,
     ETM, MBIA
     6.400%, 11/01/11                   1,675         1,904
   Rome, Water & Sewer Authority,
     RB, AMBAC
     5.250%, 01/01/09                     775           805
   Savannah, Water & Sewer Authority,
     RB, ETM Callable 06/01/01 @ 100
     6.450%, 12/01/04                   1,000         1,071
   Vidalia, Water & Sewer Authority,
     RB, ETM Callable 07/01/01 @ 101
     6.000%, 07/01/07                     605           654
   Walker, Dade & Catoosa Counties,
     Hutchinson Medical, Ser A, RB,
     FSA Callable 10/01/07 @ 102
     5.500%, 10/01/08                   1,370         1,429
                                                    -------
                                                     85,396
                                                    -------
Total Municipal Bonds
     (Cost $84,464)                                  85,396
                                                    -------
CASH EQUIVALENTS (5.0%)
   AIM Management Institutional
     Tax Free Portfolio             3,946,953         3,947
   SEI Tax Exempt Trust--
     Institutional Tax Free Fund      731,885           732
                                                    -------
Total Cash Equivalents
     (Cost $4,679)                                    4,679
                                                    -------
REPURCHASE AGREEMENT (2.5%)
   Morgan Stanley
     6.250%, dated 11/30/00, matures
     12/01/00, repurchase price
     $2,293,710 (collateralized by
     U.S. Treasury obligations: total
     market value $2,402,126) (D)       2,293         2,293
                                                    -------
Total Repurchase Agreement
     (Cost $2,293)                                    2,293
                                                    -------
Total Investments (99.0%)
   (Cost $91,436)                                    92,368
                                                    -------
OTHER ASSETS AND LIABILITIES, NET (1.0%)                952
                                                    -------
NET ASSETS:
Fund shares of Trust Shares (unlimited
   authorization -- no par value) based on
   8,247,295 outstanding shares
   of beneficial interest                           $81,686
Fund shares of Investor Shares (unlimited
   authorization -- no par value) based
   on 258,855 outstanding shares
   of beneficial interest                             2,534
Fund shares of Flex Shares (unlimited
   authorization  -- no par value) based on
   947,785 outstanding shares
   of beneficial interest                             9,635
Accumulated net realized loss on investments         (1,467)
Net unrealized appreciation on investments              932
                                                    -------
Total Net Assets 100.0%                             $93,320
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                   $  9.87
                                                    =======
Net Asset Value and Redemption
   Price Per Share-- Investor Shares                $  9.88
                                                    =======
Maximum Offering Price Per Share --
   Investor Shares ($9.88 / 96.25%)                 $ 10.26
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                $  9.88
                                                    =======
(1) FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

HIGH INCOME FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (21.6%)
   U.S. Treasury Bills (E)
     6.155%, 01/25/01                  $1,400        $1,387
                                                     ------
Total U.S. Treasury Obligation
     (Cost $1,387)                                    1,387
                                                     ------
CORPORATE BONDS (53.3%)
CABLE (8.0%)
   British Sky Broadcasting
     6.875%, 02/23/09                     125           108
   Comcast
     10.625%, 07/15/12                    150           180
   Echostar DBS,
     Callable 02/01/04 @ 104.688
     9.375%, 02/01/09                     100            90
   Primedia,
     Callable 04/01/03 @ 103.813
     7.625%, 04/01/08                     150           137
                                                     ------
                                                        515
                                                     ------
ENTERTAINMENT (5.9%)
   HMH Properties, Ser B,
     Callable 08/01/03 @ 103.985
     7.875%, 08/01/08                     125           115
   MGM Mirage
     9.750%, 06/01/07                     150           154
   Pinnacle Entertainment, Ser B,
     Callable 08/01/02 @ 104.75
     9.500%, 08/01/07                     100           112
                                                     ------
                                                        381
                                                     ------
FINANCIALS (2.5%)
   Capital One Financial
     7.250%, 05/01/06                     175           160
                                                     ------
INDUSTRIAL (18.5%)
   Canandaigua Brands,
     Callable 03/01/04 @ 104.25
     8.500%, 03/01/09                     100            97
   Federal-Mogul
     7.375%, 01/15/06                     175            27
   Hasbro
     7.950%, 03/15/03                     150           147
   Lyondell Chemical, Ser A
     9.625%, 05/01/07                     155           149
   NBTY, Ser B,
     Callable 09/15/02 @ 104.313
     8.625%, 09/15/07                     100            82
   Owens-Illinois
     7.150%, 05/15/05                     125            65
   Playtex Family Products,
     Callable 01/04/01 @ 101.5
     9.000%, 12/15/03                     100            92
   Polaroid
     11.500%, 02/15/06                    100            73
   R & B Falcon
     9.500%, 12/15/08                     100           106
   Stone Container,
     Callable 01/04/01 @ 100
     10.750%, 04/01/02                    135           134
   Waste Management
     6.625%, 07/15/02                     115           112
   Xerox Cap Europe, MTN
     5.750%, 05/15/02                     150           104
                                                     ------
                                                      1,188
                                                     ------
MEDICAL (6.7%)
   Beckman Coulter
     7.100%, 03/04/03                     125           122
   HCA - Healthcare
     8.750%, 09/01/10                     150           155
   Tenet Healthcare, Ser B
     9.250%, 09/01/10                     150           157
                                                     ------
                                                        434
                                                     ------
RETAIL (1.4%)
   Finlay Fine Jewelry,
     Callable 05/01/03 @ 104.188
     8.375%, 05/01/08                     100            90
                                                     ------
TELEPHONES & TELECOMMUNICATIONS (2.8%)
   Nextel Communications,
     Callable 11/15/04 @ 104.688
     9.375%, 11/15/09                     100            86
   Rural Cellular, Ser B,
     Callable 05/15/03 @ 104.813
     9.625%, 05/15/08                     100            91
                                                     ------
                                                        177
                                                     ------
TRANSPORTATION (5.4%)
   Continental Airlines
     8.000%, 12/15/05                     150           141
   Laidlaw, Ser B,
     Callable 04/15/02 @ 105.75
     11.500%, 04/15/07                    290           209
                                                     ------
                                                        350
                                                     ------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                    (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
UTILITIES (2.1%)
   Calpine
     7.625%, 04/15/06                   $ 135        $  132
                                                     ------
Total Corporate Bonds
     (Cost $3,779)                                    3,427
                                                     ------
CASH EQUIVALENT (2.4%)
   SEI Daily Income Trust Prime
     Obligation Fund                  153,125           153
                                                     ------
Total Cash Equivalent
     (Cost $153)                                        153
                                                     ------
Total Investments (77.3%)
   (Cost $5,319)                                     $4,967
                                                     ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (14.2%)
   U.S. Treasury Bonds
     8.750%, 08/15/20               $  12,500     $  16,858
     7.500%, 11/15/16                  56,050        66,269
     6.250%, 05/15/30                  31,275        34,236
   U.S. Treasury Notes
     4.750%, 11/15/08                  11,000        10,484
                                                  ---------
Total U.S. Treasury Obligations
     (Cost $118,464)                                127,847
                                                  ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (17.1%)
   FHLMC
     7.375%, 05/15/03                  51,250        52,618
     5.750%, 03/15/09                  59,175        56,512
   FNMA
     7.125%, 01/15/30                  41,900        44,783
                                                  ---------
Total U.S. Government Agency
     Obligations (Cost $147,011)                    153,913
                                                  ---------
CORPORATE OBLIGATIONS (57.1%)
ELECTRIC (2.4%)
   Florida Power & Light
     5.875%, 04/01/09                  23,500        21,649
                                                  ---------
FINANCE (19.6%)
   Aristar
     7.250%, 06/15/06                  26,800        26,867
   Countrywide Home Loan
     6.850%, 06/15/04                  17,750        17,750
   Countrywide Home Loan,
     MTN, Ser F
     6.510%, 02/11/05                  23,300        22,688
   Finova Capital
     7.250%, 11/08/04                  13,400         7,856
     7.250%, 07/12/06                  21,500        12,201
   Finova Capital, MTN, Ser E
     7.300%, 09/22/03                  28,850        17,274
   Ford Motor Credit
     7.600%, 08/01/05                  25,000        25,286
   General Electric Capital,
     MTN, Ser A
     6.875%, 11/15/10                  26,000        26,345
   Household Finance
     7.200%, 07/15/06                  21,000        20,816
                                                  ---------
                                                    177,083
                                                  ---------
INDUSTRIAL (12.2%)
   Avon Products
     7.150%, 11/15/09                   8,650         8,455
   Computer Sciences
     7.500%, 08/08/05                  22,250        22,761
   Cooper Tire & Rubber
     7.750%, 12/15/09                  16,000        14,277
   Emerson Electric
     7.125%, 08/15/10                   7,500         7,684
   Marriot International, Ser C
     7.875%, 09/15/09                  24,600        24,969
   Motorola
     7.625%, 11/15/10                   9,000         9,225
   Philip Morris
     7.500%, 04/01/04                   8,700         8,711
   Times Mirror
     7.450%, 10/15/09                   9,500         9,619
   United Technology
     7.125%, 11/15/10                   4,000         4,067
                                                  ---------
                                                    109,768
                                                  ---------
LIFE/HEALTH INSURANCE (15.4%)
   Aon
     6.900%, 07/01/04                  35,000        34,606
   Conseco
     8.750%, 02/09/04                  41,600        28,704
     6.800%, 06/15/05                  22,700        14,528
     6.400%, 06/15/01                   8,800         8,008
   ING Groep
     8.000%, 10/30/06                  14,600        15,148
     6.500%, 11/15/08                  16,750        15,850
   Provident
     7.000%, 07/15/18                  26,300        21,928
                                                  ---------
                                                    138,772
                                                  ---------
RETAIL (2.2%)
   May Department Stores
     7.900%, 10/15/07                  20,000        20,218
                                                  ---------
SECURITY BROKERS & DEALERS (5.3%)
   Donaldson Lufkin Jenrette, MTN
     6.150%, 05/04/04                   8,400         8,190
   Morgan Stanley Dean Witter,
     MTN, Ser C
     7.125%, 08/15/03                  19,750        19,880
   Paine Webber Group, MTN, Ser C
     6.020%, 04/22/02                  20,250        20,124
                                                  ---------
                                                     48,194
                                                  ---------
Total Corporate Obligations
     (Cost $567,187)                                515,684
                                                  ---------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED OBLIGATION (4.5%)
   Commercial, Ser 1999-1, Cl A2
     6.455%, 06/15/08                 $41,750     $  40,724
                                                  ---------
Total Asset-Backed Obligation
     (Cost $38,770)                                  40,724
                                                  ---------
REPURCHASE AGREEMENT (6.0%)
   UBS Warburg,
     6.44%, dated 11/30/00, matures
     12/01/00, repurchase price
     $54,305,061 (collateralized by
     U.S. Treasury obligations: total
     market value $55,385,377) (D)     54,295        54,295
                                                  ---------
Total Repurchase Agreement
     (Cost $54,295)                                  54,295
                                                  ---------
Total Investments (98.9%)
   (Cost $925,727)                                  892,463
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (1.1%)             10,370
                                                  ---------
NET ASSETS:
Fund shares of Trust Shares (unlimited
   authorization -- no par value) based on
   88,072,263 outstanding shares
   of beneficial interest                           936,645
Fund shares of Investor Shares (unlimited
   authorization -- no par value) based
   on 2,097,959 outstanding shares
   of beneficial interest                            22,836
Fund shares of Flex Shares (unlimited
   authorization  -- no par value) based on
   1,842,646 outstanding shares
   of beneficial interest                            20,001
Undistributed net investment income                       1
Accumulated net realized loss on
   investments                                      (43,386)
Net unrealized depreciation on investments          (33,264)
                                                  ---------
Total Net Assets 100.0%                           $ 902,833
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                 $    9.81
                                                  =========
Net Asset Value and Redemption
   Price Per Share-- Investor Shares              $    9.81
                                                  =========
Maximum Offering Price Per Share --
   Investor Shares ($9.81 / 96.25%)               $   10.19
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)              $    9.82
                                                  =========

(1) FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.8%)
ALABAMA (1.0%)
   Huntsville, Ser B, GO
     4.000%, 11/01/01                $  1,410    $    1,402
                                                 ----------
ARIZONA (10.1%)
   Arizona State, Highway
     Transportation Board, RB
     Callable 07/01/09 @ 100
     6.125%, 07/01/14                   6,020         6,514
   Maricopa County, Community
     College Project, Ser C, GO
     5.250%, 07/01/01                   5,000         5,026
   Maricopa County, Unified School
     District, GO, FGIC Callable
     07/01/01 @ 101
     6.400%, 07/01/10                   3,050         3,111
                                                 ----------
                                                     14,651
                                                 ----------
CALIFORNIA (2.9%)
   Orange County, Loma Ridge/Data
     Center Project, COP, AMBAC
     Prerefunded @ 101 (C)
     6.000%, 06/01/01                   2,075         2,297
   University of California, Ser K, RB
     Callable 09/01/08 @ 101
     5.000%, 09/01/20                   2,000         1,939
                                                 ----------
                                                      4,236
                                                 ----------
CONNECTICUT (2.0%)
   Connecticut State, Special Tax
     Obligation Transportation
     Infrastructure, Ser B, RB, FSA
     5.500%, 11/01/12                   2,700         2,845
                                                 ----------
FLORIDA (0.9%)
   Orange County, Health Facilities
     Authority, Ser A, RB, MBIA
     6.250%, 10/01/12                   1,170         1,302
                                                 ----------
GEORGIA (3.0%)
   Coweta County, Development
     Authority Newnan Water, Sewer,
     and Light Community Project, RB,
     AMBAC Callable 01/01/10 @ 101
     5.750%, 01/01/15                   2,000         2,100
   Georgia State, Municipal Electric
     Power Authority, Ser Y, RB, MBIA
     6.500%, 01/01/17                   1,985         2,259
                                                 ----------
                                                      4,359
                                                 ----------
ILLINOIS (12.6%)
   Chicago, School Finance Authority,
     Ser A, GO, FGIC Callable
     6/01/02 @ 102
     6.250%, 06/01/09                   6,000         6,246
   Illinois State, Educational Facilities
     Authority, DePaul University,  RB,
     AMBAC Callable 10/01/10 @ 101
     5.500%, 10/01/12                   1,080         1,116
   Illinois State, Regional Transportation
     Authority, RB, MBIA
     6.250%, 07/01/13                   2,660         2,968
     6.250%, 07/01/14                   7,005         7,817
                                                 ----------
                                                     18,147
                                                 ----------
IOWA (1.5%)
   Des Moines, Public Parking System,
     Ser A, RB, FGIC Callable
     06/01/10 @ 100
     6.375%, 06/01/18                   2,005         2,170
                                                 ----------
MARYLAND (2.5%)
   Washington, Suburban Sanitation
     District, Second Ser, GO Callable
     01/01/02 @ 102
     6.400%, 01/01/08                   3,500         3,634
                                                 ----------
MASSACHUSETTS (2.4%)
   Massachusetts State, Bay
     Transportation Authority,
     General Transportation System,
     Ser C, RB Callable 03/01/07 @ 101
     5.000%, 03/01/24                   3,750         3,491
                                                 ----------
MICHIGAN (3.8%)
   Michigan State, Building Authority,
     Ser II, RB Callable 10/01/01 @ 102
     6.750%, 10/01/11                   2,950         3,058
   Walled Lake, Consolidated
     School District, GO
     Callable 05/01/10 @ 100
     5.125%, 05/01/16                   2,420         2,396
                                                 ----------
                                                      5,454
                                                 ----------
MINNESOTA (0.8%)
   Minnesota State, GO Callable
     06/01/10 @ 100
     5.500%, 06/01/14                   1,065         1,100
                                                 ----------
MISSISSIPPI (1.6%)
   Jackson, Public School District,
     Limited Tax Notes, Ser B, GO,
     AMBAC Callable 10/01/10 @ 100
     5.750%, 10/01/15                   2,275         2,381
                                                 ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MISSOURI (1.1%)
   Missouri State, Health &
     Educational Facilities Authority,
     SSM Health Care Projects,
     Ser B, RB, ETM, MBIA Callable
     01/09/01 @ 102
     7.000%, 06/01/05                $  1,500    $    1,533
                                                 ----------
NEW JERSEY (7.9%)
   New Jersey State, Transportation
     System, Ser A, RB
     5.750%, 06/15/15                   1,250         1,339
     5.625%, 06/15/13                   1,000         1,062
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA
     6.000%, 01/01/12                   4,000         4,391
   New Jersey State, Turnpike
     Authority, Ser C, RB, FSA
     6.500%, 01/01/16                   1,000         1,138
   New Jersey State, Turnpike
     Authority, Ser C, RB, MBIA
     6.500%, 01/01/16                   3,000         3,415
                                                 ----------
                                                     11,345
                                                 ----------
NEW YORK (7.0%)
   Metropolitan New York,
     Transportation Authority,
     Ser K, RB, MBIA
     6.300%, 07/01/06                   5,000         5,427
   New York State, Dormitory
     Authority, Consolidated City
     University System, Second
     Ser, RB, FSA
     5.750%, 07/01/13                   1,250         1,344
     5.750%, 07/01/18                   3,175         3,367
                                                 ----------
                                                     10,138
                                                 ----------
NORTH CAROLINA (2.2%)
   Charlotte, Water & Sewer Systems
     Authority, RB Callable
     06/01/10 @ 101
     5.750%, 06/01/17                   2,000         2,087
   North Carolina State, Medical
     Care Community Hospital, Mercy
     Hospital Project, RB, ETM
     Callable 08/01/02 @ 102
     6.500%, 08/01/15                   1,000         1,051
                                                 ----------
                                                      3,138
                                                 ----------
OHIO (1.2%)
   Cleveland, City School District,
     Ser A, GO, FGIC Callable
     12/01/02 @ 102
     5.875%, 12/01/11                   1,650         1,719
                                                 ----------
SOUTH DAKOTA (4.8%)
   South Dakota State, Health &
     Educational Facilities Authority,
     St. Lukes Midland Regional
     Medical, RB, MBIA Callable
     07/01/01 @ 102
     6.625%, 07/01/11                   6,675         6,884
                                                 ----------
TEXAS (23.2%)
   Corpus Christi, Utility System
     Authority, Ser A, RB  FSA
     Callable 07/15/10 @ 100
     5.875%, 07/15/13                     800           850
     5.875%, 07/15/14                   1,685         1,785
     5.875%, 07/15/15                   2,480         2,615
Cypress-Fairbanks, Independent
     School District, Schoolhouse
     Project, GO, PSFG Callable
     02/15/10 @ 100
     6.750%, 02/15/13                   1,830         2,062
     6.750%, 02/15/14                   1,950         2,195
   Fort Worth, Water & Sewer Authority,
     RB Callable 08/15/10 @ 100
     5.750%, 02/15/14                   2,000         2,097
   Harris County, Toll Road, Sub Lien,
     RB, FGIC
     6.000%, 08/01/14                  10,000        10,800
   Houston, Ser C, GO
     Callable 03/01/02 @ 100
     6.250%, 03/01/12                   6,500         6,614
   La Joya, Independent School District,
     GO, PSFG Callable 02/15/10 @ 100
     5.750%, 02/15/15                   1,925         2,006
     5.750%, 02/15/17                   1,000         1,033
University of Texas, Ser B, RB
     Callable 08/15/01 @ 102
     6.750%, 08/15/13                   1,475         1,525
                                                 ----------
                                                     33,582
                                                 ----------
VERMONT (1.4%)
   Burlington, Electric Authority,
     Ser A, RB, MBIA Callable
     07/01/02 @ 102
     6.250%, 07/01/14                   2,000         2,083
                                                 ----------
VIRGINIA (3.9%)
   Richmond, GO, FSA Callable
     01/15/11 @ 101
     5.500%, 01/15/12                   4,165         4,373
     5.500%, 01/15/14                   1,250         1,295
                                                 ----------
                                                      5,668
                                                 ----------
Total Municipal Bonds
     (Cost $138,613)                                141,262
                                                 ----------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (8.3%)
   AIM Management Institutional
     Tax Free Portfolio             7,097,847    $    7,098
   SEI Tax Exempt-- Institutional
     Tax Free Fund                  4,862,844         4,863
                                                 ----------
Total Cash Equivalents
     (Cost $11,961)                                  11,961
                                                 ----------
 Total Investments (106.1%)
     (Cost $150,574)                                153,223
                                                 ----------
OTHER ASSETS AND LIABILITIES, NET (-6.1%)
   Investment Securities Purchased                  (12,325)
   Other Assets and Liabilities, Net                  3,593
                                                 ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET              (8,732)
                                                 ----------
NET ASSETS:
Fund shares of Trust Shares (unlimited
   authorization -- no par value) based on
   10,069,296 outstanding shares
   of beneficial interest                           112,156
Fund shares of Investor Shares (unlimited
   authorization -- no par value) based
   on 1,708,197 outstanding shares
   of beneficial interest                            17,921
Fund shares of Flex Shares (unlimited
   authorization  -- no par value) based on
   1,262,275 outstanding shares
   of beneficial interest                            14,376
Undistributed net investment income                      12
Accumulated net realized loss on
   investments                                       (2,623)
Net unrealized appreciation on investments            2,649
                                                 ----------
Total Net Assets 100.0%                          $  144,491
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                $    11.08
                                                 ==========
Net Asset Value and Redemption
   Price Per Share-- Investor Shares             $    11.09
                                                 ==========
Maximum Offering Price Per Share --
   Investor Shares ($11.09 / 96.25%)             $    11.52
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)             $    11.08
                                                 ==========

(1) FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (16.4%)
   U.S. Treasury Notes
     7.250%, 05/15/04                $ 18,000     $  18,944
                                                  ---------
Total U.S. Treasury Obligation
     (Cost $18,893)                                  18,944
                                                  ---------
U.S. GOVERNMENT AGENCY OBLIGATION (6.5%)
   FNMA
     6.375%, 10/15/02                   7,500         7,529
                                                  ---------
Total U.S. Government Agency Obligation
     (Cost $7,494)                                    7,529
                                                  ---------
   U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (75.3%)
   FHLMC
     8.000%, 12/01/02                     459           467
     6.500%, 06/01/13                   7,682         7,593
   FHLMC REMIC, Ser 1614, Cl H
     6.000%, 06/15/20                   4,550         4,520
   FHLMC REMIC, Ser 1624, Cl KC
     6.000%, 06/15/08                  11,084        10,995
   FHLMC REMIC, Ser 1666, Cl E
     6.000%, 12/15/19                   5,000         4,959
   FHLMC, Ser 29, Cl Q
     7.500%, 06/25/20                  15,000        15,113
   FNMA
     8.500%, 04/01/17                     379           389
     6.000%, 09/01/13                   8,925         8,696
   FNMA REMIC, Ser 1993-206, Cl G
     6.000%, 04/25/19                  11,000        10,893
   FNMA REMIC, Ser 1993-223, Cl PH
     6.050%, 10/25/22                   5,375         5,306
   GNMA
     9.000%, 11/15/17                     510           535
     7.500%, 08/15/30                   9,978        10,087
     6.000%, 10/15/28                   8,066         7,698
                                                  ---------
Total U.S. Agency Mortgage-Backed
     Obligations
     (Cost $87,229)                                  87,251
                                                  ---------
CASH EQUIVALENT (0.0%)
   SEI Liquid Asset Trust -- Prime
     Obligation Fund                    3,950             4
                                                  ---------
Total Cash Equivalent
     (Cost $4)                                            4
                                                  ---------
REPURCHASE AGREEMENT (7.6%)
   Morgan Stanley Dean Witter
     6.480%, dated 11/30/00, matures
     12/01/00, repurchase price
     $8,833,060 (collateralized by
     U.S. Government obligations: total
     market value $9,063,154) (D)      $8,831     $   8,831
                                                  ---------
Total Repurchase Agreement
     (Cost $8,831)                                    8,831
                                                  ---------
Total Investments (105.8%)
   (Cost $122,451)                                $ 122,559
                                                  ---------


 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (95.7%)
MARYLAND (87.1%)
   Anne Arundel County, GO
     Callable 02/01/08 @ 101
     5.125%, 02/01/24                 $   500       $   484
   Baltimore, Board of Education
     Administration Project, Ser A, COP
     5.250%, 04/01/05                     750           772
   Baltimore County, Consolidated
     Public Improvement, GO
     Callable 06/01/06 @ 101
     5.500%, 06/01/16                     250           256
   Baltimore County, Consolidated
     Public Improvement, GO
     Callable 07/01/08 @ 101
     4.750%, 07/01/09                     500           507
   Baltimore, Emergency
     Telecommunication Facilities,
     Ser A, COP, AMBAC Callable
     10/01/07 @ 102
     5.000%, 10/01/17                     400           394
   Baltimore, Pollution Control
     Authority, General Motors
     Project, RB
     5.350%, 04/01/08                     250           261
   Baltimore, Water Project, Ser A,
     RB, FSA Callable 07/01/10 @ 100
     5.750%, 07/01/30                   1,000         1,024
   Carroll County, Consolidated
     Public Improvement, GO
     Callable 12/01/06 @ 101
     5.125%, 12/01/14                     500           505
   Calvert County, Economic
     Development Authority,
     Asbury-Solomons Project, RB,
     MBIA Callable 01/01/08 @ 102
     5.000%, 01/01/17                     250           243
   Calvert County, Pollution Control
     Authority, Baltimore Gas &
     Electric Project, RB Callable
     07/15/04 @ 102
     5.550%, 07/15/14                     250           255
   Maryland State, Aviation
     Administration Facilities, COP,
     AMT Callable 05/01/09 @ 101
     4.750%, 05/01/13                   1,500         1,427
   Maryland State, Community
     Development Administration,
     Ser B, RB, AMT, FHA Callable
     03/01/07 @ 101.5
     5.875%, 09/01/25                     500           502
   Maryland State, Community
     Development Administration,
     Ser C, RB, FHA Callable
     03/01/10 @ 100
     5.650%, 09/01/12                     475           494
   Maryland State, Community
     Development Administration,
     Ser D, RB, AMT Callable
     03/01/09 @ 101
     5.250%, 09/01/19                   1,000           949
   Maryland State, Community
     Development Administration,
     Ser E, RB, FHA Callable
     09/01/09 @ 100
     5.700%, 09/01/17                   1,000         1,014
   Maryland State, Community
     Development Administration,
     Ser F, RB, AMT Callable
     09/01/09 @ 100
     5.900%, 09/01/19                   1,000         1,007
   Maryland State, Community
     Development Administration,
     Single-Family Housing, 1st Ser, RB
     Callable 04/01/07 @ 101.50
     5.600%, 04/01/18                     365           369
   Maryland State, Community
     Development Administration,
     Single-Family Program, 2nd Ser, RB
     Callable 04/01/09 @ 101
     5.000%, 04/01/17                   1,000           944
   Maryland State, Economic
     Development Authority,
     Student Housing Authority,
     Allegany College Project, Ser A,
     RB Callable @ 09/01/10 @ 102
     5.750%, 09/01/20                     385           377
   Maryland State, GO Callable
     07/15/09 @ 101
     5.250%, 07/15/12                   1,000         1,034
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Broadmead Project, RB Callable
     07/01/07 @ 102
     5.500%, 07/01/17                     300           274
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Calvert Memorial Hospital Project,
     RB Callable 07/01/08 @ 102
     5.000%, 07/01/13                     400           371

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MARYLAND--CONTINUED
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Catholic Health Initiatives, Ser A,
     RB Callable 06/01/10 @ 101
     6.000%, 12/01/24                 $   250       $   256
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Johns Hopkins Health System
     Project, RB, AMBAC
     Callable 07/01/07 @ 102
     5.250%, 07/01/17                     350           349
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Johns Hopkins Hospital Project,
     Ser A, RB Callable 12/11/00
     @ 100 (A) (B)
     4.100%, 07/01/27                   1,200         1,200
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Loyola College Project, Ser A, RB,
     MBIA Callable 10/01/06 @ 102
     5.500%, 10/01/16                     250           254
   Maryland State, Health & Higher
     Educational Facilities Authority,
     North Arundel Hospital, RB
     Callable @ 07/01/10 @ 101
     6.500%, 07/01/26                     400           399
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Pickersgill Project, Ser A, RB
     Callable 01/01/07 @ 102
     6.000%, 01/01/15                     350           347
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Upper Chesapeake Hospital
     Project, Ser A, RB, FSA Callable
     01/01/08 @ 101
     5.125%, 01/01/33                   1,250         1,171
   Maryland State, Industrial
     Development Financing Authority,
     Holy Cross Health System, RB
     Callable 12/01/03 @ 102
     5.500%, 12/01/15                     100           101
   Maryland State, Stadium Authority,
     Sports Facility Project, RB, AMBAC
     Callable 03/01/06 @ 101
     5.800%, 03/01/26                     250           255
   Maryland State, State & Local
     Facilities Loan, 1st Ser, GO
     Callable 02/15/06 @ 101.50
     4.700%, 02/15/10                     300           302
   Maryland State, State & Local
     Facilities Loan, 3rd Ser, GO
     5.500%, 10/15/04                     500           520
     5.000%, 10/15/06                     750           771
   Maryland State, State & Local
     Facilities Loan, 3rd Ser, GO
     Callable 10/15/06 @ 100
     5.000%, 10/15/07                     525           539
   Maryland State, Transportation
     Authority, RB, ETM
     6.800%, 07/01/16                     120           138
   Maryland State, Water Quality
     Financing Authority, Revolving
     Loan Funding Project, Ser A, RB
     Callable 09/01/05 @ 100
     5.300%, 09/01/09                   1,000         1,027
   Montgomery County, Consolidated
     Public Improvement, Ser A, GO
     5.800%, 07/01/07                     500           537
   Montgomery County, Housing
     Opportunities Authority,
     Kensington Park Project,
     Issue II, RB, MBIA (A)
     Callable 12/11/00 @ 100
     4.150%, 07/01/28                   1,600         1,600
   Montgomery County, Housing
     Opportunities Authority, Ser A,
     RB Callable @ 07/01/10 @ 100
     6.000%, 07/01/20                     990         1,009
   Montgomery County, Human
     Services Headquarters Project, RB
     5.400%, 08/01/06                     200           209
   Montgomery County, Pollution
     Control Authority, Potomac
     Electric Power Project, RB
     Callable 02/15/04 @ 102
     5.375%, 02/15/24                     100            97
   Northeast Maryland, Waste Disposal
     Authority, Montgomery County
     Resource Project, Ser A, RB Callable
     07/01/03 @ 102
     6.200%, 07/01/10                     275           287
   Prince Georges County, Consolidated
     Public Improvements,
     Ser A, GO, MBIA
     6.250%, 01/01/03                     750           778
   Prince Georges County, Consolidated
     Public Improvements, Ser A, GO,
     MBIA Callable 03/01/02 @ 102
     5.625%, 09/01/04                     250           258
   Queen Annes County, Public
     Facilities Authority, GO, FGIC
     5.125%, 11/15/06                     350           362

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

MARYLAND MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MARYLAND--CONTINUED
   University of Maryland, System
     Auxiliary Facilities and Tuition,
     Ser A, RB
     5.000%, 04/01/05                 $   400     $     409
   University of Maryland, System
     Auxiliary Facilities and Tuition,
     Ser A, RB  Callable
     04/01/06 @ 101
     5.500%, 04/01/08                     100           105
   University of Maryland, System
     Auxiliary Facilities and Tuition,
     Ser C, RB, AMBAC Callable
     10/01/03 @ 103
     4.750%, 10/01/07                     750           757
   Washington, Suburban Sanitation
     District, General Construction, GO
     Callable 06/01/04 @ 102
     4.625%, 06/01/06                     750           757
   Washington, Suburban Sanitation
     District, GO Callable
     06/01/06 @ 100
     5.600%, 06/01/19                     250           254
                                                  ---------
                                                     28,511
                                                  ---------
PUERTO RICO (8.6%)
   Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB Callable 07/01/06 @ 101.50
     5.500%, 07/01/26                   1,700         1,702
   Commonwealth, Highway &
     Transportation Authority, State
     Infrastructure RB, MBIA Callable
     07/01/08 @ 101
     5.000%, 07/01/28                     500           473
   Commonwealth, Housing, Bank &
     Finance Agency, Affordable
     Housing Mortgage Portfolio, Ser I,
     RB, AMT, GNMA Callable
     04/01/05 @ 102
     6.250%, 04/01/29                     650           660
                                                  ---------
                                                      2,835
                                                  ---------
Total Municipal Bonds
     (Cost $31,389)                                  31,346
                                                  ---------
CASH EQUIVALENTS (0.4%)
   AIM Tax Free Institutional Cash
     Reserve Portfolio                100,000     $     100
   Federated Maryland
     Municipal Cash Trust              19,049            19
                                                  ---------
Total Cash Equivalents
     (Cost $119)                                        119
                                                  ---------
Total Investments (96.1%)
   (Cost $31,508)                                    31,465
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (3.9%)              1,270
                                                  ---------
NET ASSETS:
Fund shares of Trust Shares (unlimited
   authorization -- no par value) based on
   2,655,945 outstanding shares
   of beneficial interest                            26,559
Fund shares of Flex Shares (unlimited
   authorization  -- no par value) based on
   655,822 outstanding shares
   of beneficial interest                             6,746
Distributions in excess of net investment
   income                                               (30)
Accumulated net realized loss on investments           (497)
Net unrealized depreciation on investments              (43)
                                                  ---------
Total Net Assets 100.0%                           $  32,735
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                 $    9.88
                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)              $    9.90
                                                  =========

(1) FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (15.2%)
   U.S. Treasury Notes
     6.250%, 02/15/03                 $ 9,000       $ 9,115
     6.000%, 07/31/02 to 08/15/04      14,500        14,716
     5.250%, 08/15/03                   6,000         5,953
   U.S. Treasury STRIPS (E)
     6.535%, 08/15/03                   1,250         1,077
                                                    -------
Total U.S. Treasury Obligations
     (Cost $30,501)                                  30,861
                                                    -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.3%)
   FFCB, MTN
     7.125%, 06/01/01                   1,000         1,003
   FHLMC
     7.000%, 07/15/05                   5,500         5,658
                                                    -------
Total U.S. Government Agency
     Obligations
     (Cost $6,605)                                    6,661
                                                    -------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (6.2%)
   FHLMC
     6.500%, 12/01/00                      26            25
     6.000%, 07/01/06                   7,823         7,633
   FNMA
     7.000%, 01/01/27                   1,452         1,438
   FNMA REMIC, Ser 1996-30, Cl PC
     7.000%, 11/25/20                   2,600         2,610
   GNMA
     8.000%, 11/15/09                     958           986
                                                    -------
Total U.S. Government Mortgage-
     Backed Obligations
     (Cost $12,740)                                  12,692
                                                    -------
CORPORATE OBLIGATIONS (66.7%)
BANKS (2.0%)
   Bank of America
     8.125%, 06/15/02                   2,400         2,451
   Key Bank
     5.800%, 04/01/04                   1,675         1,625
                                                    -------
                                                      4,076
                                                    -------
COMMUNICATION SERVICES (6.8%)
   Deutsche Telekom
     International Finance
     7.750%, 06/15/05                   3,750         3,809
   Qwest (F)
     7.625%, 06/09/03                   3,000         3,039
   Southern New England
     Telephone, Ser C, MTN
     6.125%, 12/15/03                   3,000         2,963
   COMMUNICATION SERVICES--CONTINUED
   Sprint Capital
     5.700%, 11/15/03                   2,000         1,923
   Worldcom
     7.550%, 04/01/04                   2,000         2,017
                                                    -------
                                                     13,751
                                                    -------
FINANCE (23.5%)
   American General
     6.250%, 03/15/03                   1,100         1,089
   American General Finance
     5.900%, 01/15/03                   2,000         1,970
   Cit Group
     7.125%, 10/15/04                   3,000         2,974
   CitiFinancial
     6.375%, 09/15/02                   2,500         2,491
   Daimler Chrysler Holdings
     7.400%, 01/20/05                   2,000         2,002
   Daimler Chrysler Holdings,
     Ser B, MTN
     6.460%, 12/07/01                   2,500         2,488
   Ford Motor Credit
     6.000%, 01/14/03                   3,500         3,430
   General Electric Capital,
     Ser A, MTN
     6.700%, 10/01/02                   3,000         3,015
   General Motors Acceptance
     5.950%, 03/14/03                   1,000           980
   Household Finance
     8.000%, 05/09/05                   5,000         5,137
   International Lease Finance,
     Ser J, MTN
     5.500%, 09/29/03                   2,000         1,935
   Merrill Lynch, Ser B, MTN
     5.640%, 01/27/03                   3,750         3,661
   Morgan Stanley Dean Witter
     7.125%, 01/15/03                   2,050         2,063
   Paine Webber Group
     6.450%, 12/01/03                   3,500         3,478
   Salomon Smith Barney Holdings
     6.750%, 02/15/03                   3,000         3,000
   Transamerica Finance, Ser F, MTN
     6.800%, 12/14/01                   3,000         3,001
   Travelers Group
     6.875%, 12/15/03                   1,500         1,502
   Wells Fargo Financial
     7.600%, 05/03/05                   2,500         2,566
     6.250%, 11/01/02                   1,000           992
                                                    -------
                                                     47,774
                                                    -------
INDUSTRIAL (22.3%)
   American Home Products
     7.900%, 02/15/05                   2,000         2,092

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

SHORT-TERM BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL--CONTINUED
   Clark Equipment
     9.750%, 03/01/01                  $1,750      $  1,759
   Computer Associates
     International, Ser B
     6.375%, 04/15/05                   2,300         2,148
   Conoco
     5.900%, 04/15/04                   3,150         3,071
   Cox Communications
     7.000%, 08/15/01                   3,000         2,981
   Diageo Capital
     6.625%, 06/24/04                   2,500         2,491
   Eastman Kodak, Ser A, MTN
     7.250%, 06/15/05                   2,500         2,498
   General Foods
     6.000%, 06/15/01                     500           494
   Hasbro
     7.950%, 03/15/03                   3,000         2,941
   Nabisco
     6.800%, 09/01/01                   1,500         1,487
   Norfolk Southern
     7.875%, 02/15/04                   1,500         1,541
   Philip Morris
     7.500%, 01/15/02                     500           498
   Phillips Petroleum
     6.650%, 03/01/03                     500           498
   Procter & Gamble
     5.250%, 09/15/03                   3,000         2,925
   Raytheon
     6.450%, 08/15/02                   2,900         2,867
     5.700%, 11/01/03                     500           484
   Safeway Stores
     7.000%, 09/15/02                   3,000         3,000
   TCI Communications
     6.375%, 05/01/03                   4,650         4,586
   TRW
     6.500%, 06/01/02                   3,000         2,936
   TRW, Ser A, MTN
     9.000%, 02/09/01                   1,000         1,001
   Tyco International Group
     6.875%, 09/05/02                   1,000           999
   Tyco International Group (A)
     6.250%, 06/15/13                   2,000         1,963
                                                   --------
                                                     45,260
                                                   --------
UTILITIES (12.1%)
   Alabama Power, Ser M
     7.850%, 05/15/03                   3,250         3,321
   Baltimore Gas and Electric
     6.125%, 07/01/03                   1,750         1,724
   Duke Energy
     5.875%, 06/01/01                   2,000         1,991
   Northern States Power
     6.125%, 12/01/05                   5,000         4,838
   Pacific Gas & Electric, Ser 93-E
     5.875%, 10/01/05                   3,500         3,338
   Pacific, Ser H, MTN
     6.750%, 07/15/04                   2,500         2,494
   Philadelphia Electric
     7.125%, 09/01/02                   2,000         2,010
   Public Service of Colorado, Ser 6
     6.000%, 04/15/03                   3,000         2,947
   Southern California Edison
     5.875%, 09/01/04                   2,000         1,930
                                                   --------
                                                     24,593
                                                   --------
Total Corporate Obligations
     (Cost $135,736)                                135,454
                                                   --------
REGIONAL GOVERNMENT AGENCY (1.3%)
   Province of Quebec
     8.800%, 04/15/03                   2,500         2,619
                                                   --------
Total Regional Government Agency
     (Cost $2,630)                                    2,619
                                                   --------
ASSET-BACKED SECURITIES (5.7%)
AUTOMOTIVE (1.7%)
   Premier Auto Trust,
     Ser 1998-5, Cl A-4
     5.190%, 04/08/03                   3,500         3,451
                                                   --------
CREDIT CARDS (3.4%)
   Discover Card Master Trust I,
     Ser 1998-4, Cl A
     5.750%, 10/16/03                   1,990         1,983
   Discover Card Master Trust I,
     Ser 1999-2, Cl A
     5.900%, 10/15/04                   3,000         2,978
   Metris Master Trust,
     Ser 1997-1, Cl A
     6.870%, 10/20/05                   2,000         2,013
                                                   --------
                                                      6,974
                                                   --------
MORTGAGE-RELATED (0.6%)
   CoreStates Home Equity Trust,
     Ser 1994-1, Cl A
     6.650%, 05/15/09                     389           389
   EQCC Home Equity Loan Trust,
     Ser 1994-1, Cl A
     5.800%, 03/15/09                     335           330
   Equivantage Home Equity Loan
     Trust, Ser 1996-1, Cl A
     6.550%, 10/25/25                     417           414
                                                   --------
                                                      1,133
                                                   --------
Total Asset-Backed Securities
     (Cost $11,596)                                  11,558
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.2%)
   AIM Liquid Assets Portfolio        462,002      $    462
                                                   --------
Total Cash Equivalent
     (Cost $462)                                        462
                                                   --------
Total Investments (98.6%)
   (Cost $200,270)                                  200,307
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (1.4%)              2,780
                                                   --------
NET ASSETS:
Fund shares of Trust Shares (unlimited
   authorization -- no par value) based on
   20,257,717 outstanding shares of
   beneficial interest                              205,033
Fund shares of Investor Shares (unlimited
   authorization -- no par value) based
   on 139,991 outstanding shares of
   beneficial interest                                1,413
Fund shares of Flex Shares (unlimited
   authorization  -- no par value) based on
   193,843 outstanding shares of
   beneficial interest                                1,964
Undistributed net investment income                       1
Accumulated net realized loss
   on investments                                    (5,361)
Net unrealized appreciation on investments               37
                                                   --------
Total Net Assets 100.0%                            $203,087
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share --  Trust Shares                $   9.86
                                                   ========
Net Asset Value and Redemption Price
   Per Share --  Investor Shares                   $   9.88
                                                   ========
Maximum Offering Price Per Share
  --  Investor Shares ($9.88 / 98.00%)             $  10.08
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share --  Flex Shares (1)             $   9.88
                                                   ========

(1) FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (98.9%)
   U.S. Treasury Notes
     7.500%, 11/15/01                 $ 7,500       $ 7,599
     6.625%, 03/31/02                  10,500        10,595
     6.500%, 05/31/01                  16,500        16,525
     6.375%, 01/31/02                   5,000         5,021
     6.250%, 10/31/01 to 06/30/02       9,500         9,531
     6.000%, 07/31/02                   5,000         5,019
     5.875%, 10/31/01 to 09/30/02      12,500        12,498
     5.750%, 08/15/03                   2,000         2,010
     5.500%, 02/28/03 to 03/31/03       9,000         8,980
     5.375%, 02/15/01                   2,300         2,295
     5.250%, 08/15/03                  10,000         9,921
     4.875%, 03/31/01                   2,000         1,990
                                                    -------
                                                     91,984
                                                    -------
U.S. Treasury Obligations
     (Cost $91,744)                                  91,984
                                                    -------
CASH EQUIVALENT (2.4%)
   SEI Daily Income Trust --
     Treasury II Fund               2,231,267         2,231
                                                    -------
Total Cash Equivalent
     (Cost $2,231)                                    2,231
                                                    -------
Total Investments (101.3%)
   (Cost $93,975)                                    94,215
                                                    -------
OTHER ASSETS AND LIABILITIES, NET (-1.3%)            (1,183)
                                                    -------
NET ASSETS:
Fund shares of Trust Shares (unlimited
   authorization -- no par value) based on
   8,517,811 outstanding shares of
   beneficial interest                              $84,634
Fund shares of Investor Shares (unlimited
   authorization -- no par value) based
   on 217,096 outstanding shares of
   beneficial interest                                2,203
Fund shares of Flex Shares (unlimited
   authorization  -- no par value) based on
   601,484 outstanding shares of
   beneficial interest                                6,006
Distributions in excess of net
   investment income                                    (14)
Accumulated net realized loss
   on investments                                       (37)
Net unrealized appreciation
   on investments                                       240
                                                    -------
Total Net Assets 100.0%                             $93,032
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share --  Trust Shares                 $  9.97
                                                    =======
Net Asset Value and Redemption Price
   Per Share --  Investor Shares                    $  9.97
                                                    =======
Maximum Offering Price Per Share
  -- Investor Shares ($9.97 / 99.00%)               $ 10.07
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share --  Flex Shares (1)              $  9.95
                                                    =======

(1) FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (10.2%)
   U.S. Treasury Notes
     7.250%, 05/15/04                 $   500     $     526
     6.750%, 05/15/05                   2,500         2,623
     6.500%, 02/15/10                   4,900         5,248
     5.875%, 02/15/04                   3,000         3,028
     5.250%, 08/15/03                   3,185         3,160
                                                  ---------
                                                     14,585
                                                  ---------
U.S. Treasury Obligations
     (Cost $14,290)                                  14,585
                                                  ---------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (84.7%)
   FHLMC
     7.000%, 01/01/09 to 06/01/17       6,360         6,325
     6.500%, 03/01/12 to 12/01/12       3,326         3,287
     6.000%, 02/01/01                      32            31
   FHLMC REMIC, Ser 2039, Cl PC
     6.000%, 05/15/09                   1,000           986
   FNMA
     7.500%, 06/01/11 to 06/01/30       5,476         5,515
     7.000%, 07/15/05 to 09/01/30      26,343        26,590
     6.500%, 06/01/13 to 03/01/29       7,480         7,299
     6.375%, 10/15/02                  20,000        20,077
     6.290%, 08/01/18                   1,422         1,387
     6.250%, 05/15/29                   5,000         4,800
     6.000%, 11/25/07 to 03/01/28       3,121         2,981
   FNMA REMIC, Ser 143, Cl J
     8.750%, 12/25/20                      40            41
   FNMA REMIC, Ser 156, Cl B
     6.500%, 04/25/18                     100            99
   FNMA REMIC, Ser 30, Cl PC
     7.000%, 11/25/20                   2,000         2,007
   FNMA REMIC, Ser 34, Cl VC
     7.500%, 05/01/12                   1,000         1,010
   FNMA REMIC, Ser 40, Cl VC
     6.500%, 08/25/10                     261           250
   FNMA REMIC, Ser 6, Cl H
     7.000%, 08/18/08                   1,058         1,058
   FNMA REMIC, Ser 63, Cl PC
     6.500%, 03/18/26                   1,140         1,133
   FNMA REMIC, Ser 68, Cl C
     6.500%, 08/18/18                   1,000           995
   FNMA REMIC, Ser 9, Cl H
     6.500%, 11/25/13                   1,337         1,316
--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   GNMA
     10.000%, 06/15/19                      2             2
     9.000%, 04/15/17                     161           166
     8.500%, 05/15/17 to 02/15/25         608           625
     8.250%, 01/15/12                      49            50
     8.000%, 11/15/09 to 11/15/24         708           728
     7.500%, 10/20/09 to 10/15/29      13,131        13,275
     7.000%, 11/15/22 to 01/15/28       5,500         5,476
     6.500%, 10/15/23 to 02/15/29       7,564         7,376
     6.250%, 10/15/28                   1,775         1,713
     6.000%, 07/15/13 to 01/15/14       2,473         2,415
   GNMA REMIC, Ser 6, Cl E
     7.500%, 05/20/23                   1,000         1,006
   GNMA REMIC, Ser 9, Cl D
     6.500%, 08/20/24                   1,000           966
                                                  ---------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $120,652)                                120,985
                                                  ---------
ASSET-BACKED OBLIGATION (0.0%)
   EQCC Home Equity Loan Trust,
     Ser 1, Cl A
     5.800%, 03/15/09                      35            34
                                                  ---------
Total Asset-Backed Obligation
     (Cost $34)                                          34
                                                  ---------
CASH EQUIVALENTS (10.4%)
   AIM Liquid Assets Portfolio      6,791,658         6,792
   SEI Daily Income Trust --
     Government II Fund             6,716,812         6,717
   SEI Daily Income Trust --
     Treasury II Fund               1,374,337         1,374
                                                  ---------
Total Cash Equivalents
     (Cost $14,883)                                  14,883
                                                  ---------
Total Investments (105.3%)
   (Cost $149,859)                                  150,487
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (5.3%)
   Investment Securities Purchased                   (8,304)
   Other Assets and Liabilities, Net                    635
                                                  ---------
TOTAL OTHER ASSETS AND LIABILITIES, NET              (7,669)
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

U.S. GOVERNMENT SECURITIES FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of Trust Shares (unlimited
   authorization -- no par value) based on
   13,070,346 outstanding shares
   of beneficial interest                          $135,593
Fund shares of Investor Shares (unlimited
   authorization -- no par value) based
   on 126,452 outstanding shares of
   beneficial interest                                1,289
Fund shares of Flex Shares (unlimited
   authorization  -- no par value) based on
   714,988 outstanding shares
   of beneficial interest                             7,727
Distributions in excess of net
   investment income                                     (1)
Accumulated net realized loss
   on investments                                    (2,418)
Net unrealized appreciation
   on investments                                       628
                                                   --------
Total Net Assets 100.0%                            $142,818
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share --  Trust Shares                $  10.27
                                                   ========
Net Asset Value and Redemption Price
   Per Share --  Investor Shares                   $  10.26
                                                   ========
Maximum Offering Price Per Share
  --  Investor Shares ($10.26 / 96.25%)            $  10.66
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share --  Flex Shares (1)             $  10.27
                                                   ========

(1) FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.6%)
VIRGINIA (97.6%)
   Alexandria, Consolidated
     Public Improvement, GO
     4.500%, 01/01/15                  $1,500        $1,384
   Arlington County, GO
     5.400%, 08/01/01                   1,000         1,007
   Arlington County, GO Callable
     10/01/08 @ 101
     5.000%, 10/01/11                   3,220         3,277
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Project,
     Ser A, RB, FSA
     5.250%, 01/01/03                   2,000         2,031
     5.250%, 01/01/05                   4,000         4,100
   Arlington County, Industrial
     Development Authority, Alexandria/
     Arlington Waste Project, Ser B, RB,
     AMT, FSA Callable
     07/01/08 @ 101
     5.375%, 01/01/11                   3,000         3,088
   Chesapeake Bay, Bridge & Tunnel
     District Commission, General
     Resolution, RB, MBIA
     Prerefunded @ 102 (C)
     6.375%, 07/01/01                   4,000         4,125
   Chesapeake, GO
     5.400%, 12/01/08                   2,500         2,633
   Chesterfield County, Public
     Improvements, Ser A, GO
     Callable 01/01/08 @ 100
     4.700%, 01/01/12                   3,215         3,143
   Commonwealth Transportation
     Board, Federal Highway
     Reimbursement, RB
     5.500%, 10/01/05                   2,500         2,604
     5.500%, 10/01/06                   2,000         2,094
   Commonwealth Transportation
     Board, Northern Virginia
     Transportation District, Ser A,
     RB Callable 05/15/06 @ 101
     5.125%, 05/15/12                   2,000         2,015
   Culpeper, Industrial Development
     Authority, Residential Care
     Facility, Virginia Baptist Homes,
     RB Callable 01/02/01 @ 100 (A)
     4.150%, 08/01/30                   1,250         1,250
   Danville, Industrial Development
     Authority, Danville Regional
     Medical Center Project, RB,
     AMBAC
     5.250%, 10/01/28                   4,250         4,107
   Fairfax County, Industrial
     Development Authority, Health
     Care Inova Health System Project,
     RB Callable 08/15/06 @ 102
     5.300%, 08/15/07                   1,500         1,537
   Fairfax County, Industrial
     Development Authority, Health
     Care Inova Health System Project,
     Ser A, RB Callable 02/15/08 @ 101
     5.000%, 08/15/10                   2,890         2,885
   Fairfax County, Public Improvement,
     Ser A, GO Callable
     06/01/07 @ 102
     4.500%, 06/01/10                   3,000         2,919
   Fairfax County, Ser B, GO
     Prerefunded @ 102 (C)
     5.200%, 06/01/01                   1,000         1,024
   Fairfax County Water Authority,
     RB Callable 04/01/07 @ 102
     6.000%, 04/01/22                   5,000         5,236
   Fairfax County Water Authority,
     RB Callable 04/01/10 @ 101
     6.000%, 04/01/14                   1,125         1,219
   Fredericksburg, Industrial
     Development Authority, Medicorp
     Health System, RB, AMBAC
     Callable 06/15/07 @ 102
     5.250%, 06/15/16                   5,000         4,984
   Greater Richmond Convention
     Center Authority, Convention
     Center Expansion Project,  RB
     5.000%, 06/15/03                   1,000         1,007
     5.500%, 06/15/10                     700           732
   Halifax County, Industrial
     Development Authority, Old
     Dominion Electric Cooperation
     Project, RB
     5.125%, 12/01/02                   1,190         1,186
   Hampton, Public Improvement
     Project, GO Callable 01/15/08
     @ 102
     5.000%, 01/15/10                   1,200         1,227
   Hanover County, Industrial
     Development Authority, Covenant
     Woods Project, RB Callable
     01/02/01 @ 100 (A) (B) (C)
     4.250%, 07/01/29                   4,005         4,005
   Harrisonburg, Industrial
     Development Authority,
     Rockingham Memorial Hospital
     Project, RB, MBIA
     Callable 12/01/02 @ 102
     5.750%, 12/01/13                   3,000         3,065

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Henrico County, Industrial
     Development Authority,
     Educational Facilities, Collegiate
     Schools, RB Callable
     10/15/08 @ 102
     5.000%, 10/15/19                  $2,250        $2,088
   Henrico County, Industrial
     Development Authority,
     Governmental Project, RB
     Callable 06/01/06 @ 102
     5.150%, 06/01/07                   2,500         2,578
   Henrico County, Industrial
     Development Authority, Hospital
     Facilities, Bon Secours Health
     System Project, RB, FSA
     4.950%, 08/15/03                   1,000         1,011
   Henrico County, Industrial
     Development Authority, Solid
     Waste Facility, Browning
     Ferris Project, RB, AMT
     5.300%, 12/01/11                   1,000           928
   Henrico County, Industrial
     Development Authority,
     Westminster-Canterbury Project,
     RB Callable 10/01/09 @ 101
     5.700%, 10/01/23                   1,610         1,514
   Henrico County, Water & Sewer
     Authority, RB
     Callable 05/01/09 @ 102
     4.625%, 05/01/17                   1,900         1,714
   Henry County, GO
     Callable 07/15/04 @ 102
     6.000%, 07/15/14                   1,000         1,047
   Loudoun County, Sanitation
     Authority, Water & Sewer, RB,
     FGIC Callable 01/01/03 @ 102
     6.100%, 01/01/04                   1,250         1,307
   Louisa, Industrial Development
     Authority, Electric & Power
     Project, Ser A, RB, AMT
     5.150%, 04/01/22                   2,500         2,505
   Lynchburg, GO
     Callable 04/01/03 @ 102
     5.250%, 04/01/08                   2,000         2,049
   Lynchburg, Industrial
     Development Authority, Centra
     Health Project, RB
     Callable 01/01/08 @ 101
     5.200%, 01/01/23                     500           454
   Medical College, Hospital Authority,
     RB, MBIA Callable 07/01/08 @102
     4.900%, 07/01/12                   1,500         1,482
   Montgomery County, Industrial
     Development Authority, Ser A,
     RB, MBIA Callable 01/09/01 @ 100
     3.850%, 01/15/01                   1,250         1,248
   Newport News, Industrial
     Development Authority,
     Advanced Shipbuilding
     Carrier Project, RB
     5.500%, 09/01/09                   2,500         2,646
   Newport News, Ser A, GO
     4.000%, 07/01/07                   2,000         1,906
   Norfolk, GO
     Callable 06/01/04 @ 101
     5.250%, 06/01/08                   5,000         5,121
   Norfolk, Industrial Development
     Authority, Health Care Bon
     Secours Health Project, RB, MBIA
     Callable 08/15/07 @ 102
     5.250%, 08/15/26                   4,200         3,991
   Norfolk, Industrial Development
     Authority, Sentara Hospital
     Project, Ser A, RB
     Callable 11/01/04 @ 102
     5.000%, 11/01/08                   2,500         2,524
     4.900%, 11/01/07                   2,500         2,519
   Norfolk, Industrial Development,
     Children's Hospital Project,
     RB AMBAC
     6.900%, 06/01/06                   1,000         1,106
   Norfolk, Redevelopment &
     Housing Authority, Educational
     Facilities Revenue, Tidewater
     Community College Campus
     Project, RB Callable 11/01/05 @ 102
     5.800%, 11/01/08                     700           745
   Norfolk, Ser A, GO
     5.250%, 02/01/01                     200           200
   Portsmouth, GO
     Callable 08/01/03 @ 102
     5.450%, 08/01/07                   2,000         2,065
   Richmond, GO, FSA
     5.250%, 01/15/09                   1,470         1,527
   Richmond, Metropolitan Expressway
     Authority, Ser A, RB, FGIC Callable
     07/15/02 @ 102
     5.900%, 07/15/03                   1,500         1,553
   Roanoke County, Industrial
     Development Authority,
     Roanoke Memorial Hospital
     Project, Ser C, RB
     Callable 12/11/00 @ 100 (A)
     4.100%, 07/01/19                   5,200         5,200

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Roanoke, Industrial Development
     Authority, Roanoke Memorial
     Hospital Project, Ser B, RB
     Callable 07/01/02 @ 102
     5.900%, 07/01/06                  $2,500        $2,580
   Roanoke Valley Resources
     Authority, RB
     5.400%, 09/01/02                   1,450         1,466
   Roanoke Valley Resources
     Authority, RB Prerefunded @ 102 (C)
     5.750%, 09/01/01                     500           521
   Suffolk, GO
     5.200%, 08/01/02                   1,500         1,519
   Suffolk, GO Callable 08/01/03 @ 102
     5.700%, 08/01/07                   2,000         2,086
     5.600%, 08/01/06                   2,000         2,081
   Suffolk, Public Improvement
     Project, GO, MBIA
     Callable 04/01/10 @ 101
     5.200%, 04/01/13                     490           498
   University of Virginia, Ser A, RB
     Callable 06/01/08 @ 101
     5.000%, 06/01/24                   3,250         3,036
   Upper Occoquan Sewer Authority,
     Ser A, RB, MBIA
     5.150%, 07/01/20                   1,870         1,833
   Virginia Beach Development
     Authority, Sentra Health System,
     RB Callable 11/01/08 @ 101
     5.250%, 11/01/11                   1,000         1,012
   Virginia Beach, GO
     5.450%, 07/15/11                   1,000         1,050
   Virginia Beach, Public Improvement
     Project, GO
     5.250%, 03/01/08                   1,695         1,762
   Virginia Beach, Public Improvement
     Project, GO Prerefunded @ 102 (C)
     5.750%, 11/01/04                   3,500         3,717
   Virginia State, College Building
     Authority, Public Higher
     Education Finance Program,
     Ser A, RB Callable 09/01/08 @ 100
     4.625%, 09/01/15                   3,080         2,839
   Virginia State, College Building
     Authority, Public Higher
     Education Project, Ser A, RB
     5.500%, 09/01/06                   1,135         1,187
   Virginia State, College Building
     Authority, Public Higher
     Education Project, Ser A, RB
     Callable 09/01/10 @ 100
     5.125%, 09/01/16                   2,500         2,469
   Virginia State, College Building
     Authority, Randolph-Macon
     College Project, RB
     Callable 03/01/03 @ 100
     4.375%, 03/01/13                   2,165         2,147
   Virginia State, College Building
     Authority, 21st Century College
     Program, RB
     Callable 08/01/06 @ 102
     5.250%, 08/01/16                   1,000         1,002
   Virginia State, College Building
     Authority, University of Richmond
     Project, RB Callable 11/01/02 @ 102
     6.250%, 11/01/12                   2,000         2,092
   Virginia State, College Building
     Authority, University of Richmond
     Project, RB Callable 11/01/04 @ 100
     5.550%, 11/01/19                   6,500         6,672
   Virginia State, Education Loan
     Authority, Guaranteed Student
     Loan Program, Ser B, RB, AMT
     5.550%, 09/01/10                   1,800         1,880
   Virginia State, Education Loan
     Authority, Guaranteed Student
     Loan Program, Ser B,
     RB, AMT, ETM
     4.850%, 09/01/01                     520           522
   Virginia State, Education Loan
     Authority, Guaranteed Student
     Loan Program, Ser D,
     RB, AMT, ETM
     5.600%, 03/01/03                   2,050         2,094
   Virginia State, GO
     5.600%, 06/01/02                   2,750         2,800
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage,
     Sub-Ser B-3, RB
     Callable 01/01/06 @ 102
     6.350%, 01/01/15                   3,000         3,079
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage,
     Sub-Ser E-1, RB
     Callable 07/01/08 @ 101
     4.950%, 01/01/11                   1,250         1,235
   Virginia State, Housing
     Development Authority, Multi-
     Family Housing, Ser E, RB
     Callable 01/01/08 @ 102
     5.350%, 11/01/11                   1,250         1,249

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Virginia State, Housing
     Development Authority, Multi-
     Family Housing, Ser I, RB, AMT
     Callable 01/01/09 @ 101
     4.875%, 11/01/12                  $1,950       $ 1,866
   Virginia State, Housing
     Development Authority, Rental
     Housing, Ser H, RB, AMT
     Callable 11/01/09 @ 100
     5.625%, 11/01/18                   3,500         3,474
   Virginia State, Housing
     Development Authority,
     Single-Family Housing,
     Sub-Ser C-4, RB
     Callable 01/01/02 @ 102
     5.550%, 01/01/11                   3,000         3,036
   Virginia State, Housing
     Development Authority,
     Sub-Ser B-1, RB, AMT
     Callable 07/01/06 @ 102
     6.375%, 07/01/26                   2,500         2,579
   Virginia State, Housing
     Development Authority,
     Sub-Ser C-1, RB
     Callable 01/01/08 @ 102
     4.850%, 07/01/09                   1,600         1,586
   Virginia State, Housing
     Development Authority,
     Sub-Ser C-8, RB
     Callable 01/01/02 @ 102
     6.000%, 07/01/06                   2,000         2,055
   Virginia State, Polytechnic
     Institute & University, Ser A, RB
     Callable 06/01/06 @ 102
     5.500%, 06/01/16                   4,435         4,495
     5.450%, 06/01/13                   2,500         2,556
     5.350%, 06/01/09                   2,000         2,076
   Virginia State, Public School
     Authority, School Financing,
     Ser I, RB
     5.250%, 08/01/09                   5,000         5,194
   Virginia State, Public School
     Authority, Ser B, RB
     Callable 01/09/01 @ 101
     5.850%, 01/01/02                   1,500         1,524
                                                   --------
                                                    203,781
                                                   --------
--------------------------------------------------------------------------------

                                      SHARES      VALUE (000)
--------------------------------------------------------------------------------
Total Municipal Bonds
     (Cost $203,392)                                203,781
                                                   --------
CASH EQUIVALENTS (1.8%)
   AIM Tax Free Institutional
     Cash Reserve (A)               2,123,176      $  2,123
   Federated Virginia Municipal
     Cash Trust (A)                 1,513,810         1,514
                                                   --------
Total Cash Equivalents
     (Cost $3,637)                                    3,637
                                                   --------
Total Investments (99.4%)
   (Cost $207,029)                                  207,418
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.6%)              1,284
                                                   --------
NET ASSETS:
Fund shares of Trust Shares (unlimited
   authorization -- no par value) based on
   20,400,070 outstanding shares of
   beneficial interest                              203,402
Fund shares of Investor Shares (unlimited
   authorization -- no par value) based
   on 633,567 outstanding shares of
   beneficial interest                                6,557
Accumulated net realized loss
   on investments                                    (1,646)
Net unrealized appreciation on investments              389
                                                   --------
Total Net Assets 100.0%                            $208,702
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share --  Trust Shares                $   9.92
                                                   ========
Net Asset Value and Redemption Price
   Per Share --  Investor Shares                   $   9.92
                                                   ========
Maximum Offering Price Per Share
  --  Investor Shares ($9.92 / 96.25%)             $  10.31
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (96.6%)
VIRGINIA (96.6%)
   Albemarle County, Industrial
     Development Authority, Martha
     Jefferson Hospital Project, RB
     Callable 10/01/03 @ 102
     5.800%, 10/01/09                 $   500        $  516
   Alexandria, Industrial Development
     Authority, Association for
     Supervision & Curriculum Project,
     RB Callable 01/02/01 @ 100 (A)
     4.600%, 07/01/23                   1,160         1,160
   Alexandria, Industrial Development
     Authority, Episcopal High School
     Project, RB Callable 01/01/06 @ 102
     5.300%, 01/01/11                     500           512
   Alexandria, Redevelopment &
     Housing Authority, Buckingham
     Village Apartments Project, Ser A,
     RB, AMT Callable 01/01/06 @ 102
     6.050%, 07/01/16                     250           254
   Alexandria, Redevelopment &
     Housing Authority, Essex House
     Project, Ser A, RB, AMT
     Callable 01/01/08 @ 102
     5.550%, 07/01/28                   1,000           946
   Arlington County, GO Callable
     06/01/05 @ 101.50
     5.400%, 06/01/12                     250           257
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Waste
     Project, Ser B, RB, AMT
     Callable 07/01/08 @ 101
     5.375%, 01/01/13                   1,000         1,015
   Arlington County, Industrial
     Development Authority, Nature
     Conservancy, Ser A, RB
     Callable 07/01/07 @ 102
     5.250%, 07/01/12                     300           306
   Brunswick County, Industrial
     Development Authority, RB,
     MBIA Callable 07/01/06 @ 102
     5.700%, 07/01/10                   1,000         1,055
     5.500%, 07/01/17                     400           403
   Chesapeake Bay, Bridge & Tunnel
     Commission, RB, MBIA
     Callable 07/01/05 @ 102
     5.000%, 07/01/22                   1,000           935
   Chesterfield County, GO
     Callable 01/15/10
     5.750%, 01/15/15                   1,315         1,382
   Commonwealth Transportation
     Board, Federal Highway
     Reimbursement Project, RB
     4.700%, 10/01/07                   1,000         1,005
     4.625%, 10/01/06                   1,000         1,003
   Commonwealth Transportation
     Board, Highway Improvements
     Project, Ser B, RB
     5.000%, 05/15/08                   1,230         1,259
   Culpeper, Industrial Development
     Authority, Residential Care
     Facility, Virginia Baptist Homes
     Project, RB Callable 01/02/01
     @ 100  (A) (B)
     4.150%, 08/01/30                   2,750         2,750
   Dinwiddie County, Industrial
     Development Authority, County
     School Completion Project, Ser A,
     RB, MBIA Callable 02/01/08 @ 102
     5.000%, 02/01/19                   1,500         1,414
   Fairfax County, Economic
     Development Authority, National
     Wildlife Federation, RB, MBIA
     Callable 09/01/09 @ 101
     5.375%, 09/01/29                   1,000           980
   Fairfax County, Industrial
     Development Authority, Inova
     Health System Project, RB, FSA
     5.250%, 08/15/19                     500           495
   Fairfax County, Industrial
     Development Authority, Inova
     Services, Ser A, RB (A)
     4.150%, 01/15/22                     250           250
   Fairfax County, Redevelopment &
     Housing Authority, Mott &
     Gum Springs Community Centers,
     RB Callable 06/01/06 @ 102
     5.500%, 06/01/12                     425           435
   Fairfax County, Redevelopment &
     Housing Authority, Paul Spring
     Center Project, Ser A, RB, FHA
     Callable 12/01/06 @ 103
     5.900%, 06/15/17                     250           254
   Fairfax County, Sewer Improvement
     Authority, RB, MBIA
     Callable 07/15/06 @ 102
     5.800%, 07/15/22                   1,000         1,023

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

VIRGINIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Fairfax County, Water Authority,
     RB Callable 04/01/07 @ 102
     6.000%, 04/01/22                  $  315        $  330
   Fredericksburg, Industrial
     Development Authority,
     Medicorp Health System
     Obligation, RB, AMBAC
     Callable 06/15/07 @ 102
     5.300%, 06/15/10                     500           517
   Giles County, Industrial
     Development Authority,
     Hoechst Celanese, RB, AMT
     Callable 05/01/06 @ 102
     6.450%, 05/01/26                     500           493
   Greater Richmond Convention
     Center Authority, Convention
     Center Expansion Project, RB
     5.250%, 06/15/05                     500           512
   Greater Richmond Convention
     Center Authority, Convention
     Center Expansion Project, RB
     Callable 06/15/10 @ 101
     6.125%, 06/15/25                   1,200         1,258
     5.900%, 06/15/16                     835           875
   Hampton, Golf Course Project, RB
     6.000%, 12/01/12                   1,410         1,428
   Hanover County, Industrial
     Development Authority,
     Bon Secours Health System
     Projects, RB, MBIA
     6.000%, 08/15/09                   1,000         1,083
   Henrico County, Economic
     Development Authority,
     Beth Sholom Assisted Living,
     Ser A, RB, GNMA
     Callable 07/20/09 @ 102
     5.900%, 07/20/29                     500           506
     5.850%, 07/20/19                     400           408
   Henrico County, Industrial
     Development Authority,
     Westminster-Canterbury Project,
     RB Callable 10/01/09 @ 101
     5.700%, 10/01/23                   1,000           940
   Henry County, Industrial
     Development Authority, Memorial
     Hospital, Martinsville & Henry
     Hospital Project, RB Callable
     01/01/07 @ 101
     6.000%, 01/01/17                     500           511
   Loudoun County, Public
     Improvement Project, Ser C, GO
     Callable 12/01/09 @ 101
     5.750%, 12/01/19                   1,050         1,090
   Lynchburg, Public Improvements,
     GO Callable 05/01/06 @ 102
     5.100%, 05/01/11                     500           510
   Montgomery County, Industrial
     Development Authority, Lease,
     Ser A, RB, AMBAC
     Callable 10/01/01 @ 100
     4.650%, 07/15/02                   1,500         1,503
   Newport News, Redevelopment & Housing
     Authority, Ser A, RB, GNMA Callable
     08/20/07 @ 102
     5.850%, 12/20/30                     500           502
   Newport News, Ser A, GO, MBIA
     Callable 07/01/05 @ 102
     5.625%, 07/01/14                   1,500         1,552
   Norfolk, Water Utility Authority,
     RB, AMBAC
     Callable 11/01/03 @ 102
     4.900%, 11/01/04                     965           978
   Portsmouth, GO, FGIC
     Callable 08/01/06 @ 101
     5.250%, 08/01/21                     500           487
   Riverside, Regional Jail Authority,
     RB Callable 07/01/05 @ 102
     5.875%, 07/01/14                     910           950
   Riverside, Regional Jail Authority,
     RB, MBIA Prerefunded @ 102 (C)
     5.875%, 07/01/05                   1,090         1,169
   Spotsylvania County, GO, FSA
     5.000%, 07/15/14                   1,000         1,000
   Spotsylvania County, Water &
     Sewer System, RB, MBIA
     Callable 06/01/07 @ 102
     5.400%, 06/01/27                   1,000           994
   Spotsylvania County, Water &
     Sewer System, RB, MBIA
     Callable 06/01/07 @ 102
     5.250%, 06/01/12                     500           512
   University of Virginia, Ser A, RB
     Callable 05/01/06 @ 102
     5.625%, 05/01/16                   1,000         1,018
   Virginia Beach, GO
     5.450%, 07/15/11                     200           210

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA--CONTINUED
   Virginia Beach, Water & Sewer,
     RB, MBIA Callable 02/01/04 @ 102
     5.100%, 02/01/09                  $  750        $  766
   Virginia College, Building Authority,
     Ser A, RB
     5.500%, 09/01/07                     785           825
   Virginia State, Biotechnology
     Research Park Authority, Biotech
     Two Project, RB
     Callable 09/01/06 @ 101
     5.250%, 09/01/18                     500           495
   Virginia State, College Building
     Authority, Educational Facilities,
     Marymount University Project, RB,
     Callable 07/01/08 @ 102
     5.100%, 07/01/18                   1,000           940
   Virginia State, College Building
     Authority, Washington & Lee
     University Project, RB, MBIA
     5.250%, 01/01/31                   1,100         1,075
   Virginia State, GO
     Callable 06/01/03 @102
     6.100%, 06/01/06                   1,750         1,848
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage Project,
     Sub-Ser A-1, RB
     Callable 01/01/03 @ 102
     6.400%, 07/01/17                     875           901
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage Project,
     Sub-Ser A-4, RB, AMT, MBIA
     Callable 01/01/06 @ 102
     6.350%, 07/01/18                     150           153
   Virginia State, Housing Development
     Authority, Commonwealth
     Mortgage Project, Sub-Ser E-2,
     RB Callable 07/01/08 @ 101
     5.250%, 07/01/17                   1,000           968
   Virginia State, Housing
     Development Authority,
     Sub-Ser A-5, RB, AMT
     4.900%, 01/01/05                     710           708
   Virginia State, Polytechnic Institute
     & State University, University
     Service Systems, Ser C, RB
     Callable 06/01/06 @ 102
     5.500%, 06/01/16                     200           203
   Virginia State, Public Building
     Authority, Ser A, RB
     Callable 08/01/10 @ 100
     5.750%, 08/01/16                   1,500         1,565
   Virginia State, Public School
     Authority, School Equipment
     Financing Project, RB
     5.250%, 04/01/05                   1,000         1,028
   Virginia State, Public School
     Authority, School Financing,
     Ser A, RB Callable 08/01/07 @ 102
     5.375%, 08/01/18                     500           501
   Virginia State, Resources Authority,
     Ser A, RB, MBIA
     Callable 05/01/11 @ 101
     5.800%, 05/01/30                   1,500         1,546
   Warren County, GO
     Callable 07/15/10 @ 102
     5.600%, 07/15/20                     610           610
   Williamsburg, Industrial
     Development Authority,
     Williamsburg Community
     Hospital, RB
     Callable 10/01/03 @ 102
     5.750%, 10/01/22                   1,450         1,366
                                                   --------
                                                     56,443
                                                   --------
Total Municipal Bonds
     (Cost $55,753)                                  56,443
                                                   --------
CASH EQUIVALENTS (1.9%)
   AIM Tax Free Institutional
     Cash Reserve Portfolio           868,223           868
   Federated Virginia Municipal
     Cash Trust                       223,970           224
                                                   --------
Total Cash Equivalents
     (Cost $1,092)                                    1,092
                                                   --------
Total Investments (98.5%)
   (Cost $56,845)                                    57,535
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (1.5%)                911
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

VIRGINIA MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of Trust Shares (unlimited
   authorization -- no par value) based on
   5,284,531 outstanding shares of
   beneficial interest                              $53,289
Fund shares of Flex Shares (unlimited
   authorization  -- no par value) based on
   511,314 outstanding shares of
   beneficial interest                                5,487
Distribution in excess of net
   investment income                                     (5)
Accumulated net realized loss
   on investments                                    (1,015)
Net unrealized appreciation on investments              690
                                                    -------
Total Net Assets 100.0%                             $58,446
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share --  Trust Shares                 $ 10.08
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share --  Flex Shares(1)               $ 10.13
                                                    =======

(1) FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 33.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                          KEY TO ABBREVIATIONS USED IN
            THE STATEMENTS OF NET ASSETS AND SCHEDULES OF INVESTMENTS

AMBAC     Security insured by the American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
Cl        Class
COP       Certificate of Participation
ETM       Escrowed to Maturity
FFCB      Federal Farm Credit Bank
FGIC      Security insured by the Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Security insured by Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
MBIA      Security insured by the Municipal Bond Insurance Association
MTN       Medium Term Note
PSFG      Permanent School Fund Guarantee
RB        Revenue Bond
REMIC     Real Estate Mortgage Investment Conduit
Ser       Series
STRIPS    Separately Traded Registered Interest and Principal Security
TAN       Tax Allocation Note
(A) Adjustable rate security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 2000.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C)       Prerefunded Security. The maturity date shown is the prerefunded date.
(D)       Tri-Party Repurchase Agreement
(E)       The rate shown is the effective yield at the date of purchase.
(F)       Private Placement Security

                       THIS PAGE LEFT INTENTIONALLY BLANK.

STATEMENTS OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000                    (UNAUDITED)


                                                                                         HIGH                 LIMITED-TERM
                                                                                        INCOME              FEDERAL MORTGAGE
                                                                                         FUND                SECURITIES FUND
                                                                                     ------------          ------------------
ASSETS:
   Investments at value (Cost $5,319 and $122,451, respectively) ....................   $4,967                     $122,559
   Cash .............................................................................       22                          261
   Accrued income ...................................................................       83                          672
   Receivable for investment securities sold ........................................       --                       21,309
   Receivable for portfolio shares purchased ........................................    1,454                            9
   Other Assets .....................................................................       --                           13
                                                                                        ------                     --------
   Total Assets .....................................................................    6,526                      144,823
                                                                                        ------                     --------
LIABILITIES:
   Payable for investment securities purchased ......................................       --                       27,936
   Accrued expenses .................................................................        7                           79
   Payable for portfolio shares redeemed ............................................       61                          408
   Distributions payable ............................................................       30                          573
                                                                                        ------                     --------
   Total Liabilities ................................................................       98                       28,996
                                                                                        ------                     --------
Net Assets ..........................................................................   $6,428                     $115,827
                                                                                        ======                     ========
NET ASSETS:
Fund shares of Trust Shares (unlimited authorization -- no par value) based on
   11,483,684 outstanding shares of beneficial interest .............................   $   --                     $116,113
Fund shares of Investor Shares (unlimited authorization-- no par value) based on
   104,077 outstanding shares of beneficial interest ................................       --                        1,084
Fund shares of Flex Shares (unlimited authorization-- no par value) based on
   848,708 and 142,098, respectively, outstanding shares of beneficial interest .....    7,569                        1,474
Distribution in excess of net investment income .....................................       --                           (3)
Accumulated net realized loss on investments ........................................     (789)                      (2,949)
Net unrealized appreciation (depreciation) on investments ...........................     (352)                         108
                                                                                        ------                     --------
Total Net Assets 100.0% .............................................................   $6,428                     $115,827
                                                                                        ======                     ========
Net Asset Value, Offering and Redemption Price Per Share-- Trust Shares .............      n/a                     $   9.87
                                                                                        ======                     ========
Net Asset Value and Redemption Price Per Share-- Investor Shares ....................      n/a                     $   9.86
                                                                                        ======                     ========
Maximum Offering Price Per Share-- Investor Shares ($9.86 / 97.50%) .................      n/a                     $  10.11
                                                                                        ======                     ========
Net Asset Value, Offering and Redemption Price Per Share-- Flex Shares (1) ..........   $ 7.57                     $   9.88
                                                                                        ======                     ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2000

                                                                                                                           LIMITED-
                                                                                                            INVESTMENT  TERM FEDERAL
                                                          FLORIDA      GEORGIA      HIGH       INVESTMENT      GRADE       MORTGAGE
                                                        TAX-EXEMPT   TAX-EXEMPT    INCOME      GRADE BOND   TAX-EXEMPT    SECURITIES
                                                         BOND FUND    BOND FUND     FUND          FUND       BOND FUND       FUND
                                                         ---------    ---------   ---------     ---------    ---------     ---------
                                                         06/01/00-    06/01/00-   06/01/00-     06/01/00-    06/01/00-     06/01/00-
                                                         11/30/00     11/30/00    11/30/00      11/30/00     11/30/00      11/30/00
                                                         ---------    ---------   ---------     ---------    ---------     ---------
Interest Income ......................................    $2,727       $2,227       $ 186       $34,659       $3,657        $4,046
                                                          ------       ------       -----       -------       ------        ------
Expenses:
   Investment Advisory Fees ..........................       351          301          17         3,482          546           399
   Less: Investment Advisory Fees
       Waived ........................................       (39)         (34)         (3)         (195)         (39)          (50)
   Administrator Fees ................................        38           33           2           332           52            43
   Transfer Agent Fees-- Trust Shares ................         8            8          --            11            8             9
   Transfer Agent Fees-- Investor Shares .............         7            7          --            18           11             7
   Transfer Agent Fees-- Flex Shares .................         8            7           8            18           10             7
   Transfer Agent Out of Pocket Expenses .............         5            4          --            42            7             5
   Printing Fees .....................................         3            2          --            24            4             3
   Custody Fees ......................................         2            2          --            19            3             2
   Professional Fees .................................         2            2          --            19            3             2
   Trustee Fees ......................................         1           --          --             5            1             1
   Registration Fees .................................         2            2          --            19            3             2
   Distribution Fees-- Investor Shares ...............         2            2          --            46           42             1
   Less: Distribution Fees Waived-- Investor Shares ..        (2)          (2)         --           (21)         (13)           (1)
   Distribution Fees-- Flex Shares ...................        49           45          21            93           71             8
   Less: Distribution Fees Waived-- Flex Shares ......       (22)         (20)        (15)          (28)         (18)           (8)
   Insurance and Other Fees ..........................         3            2          --            23            4             3
                                                          ------       ------       -----       -------       ------        ------
   Total Expenses ....................................       418          361          30         3,907          695           433
                                                          ------       ------       -----       -------       ------        ------
Net Investment Income ................................     2,309        1,866         156        30,752        2,962         3,613
                                                          ------       ------       -----       -------       ------        ------
Net Realized and Unrealized Gain (Loss)
       on Investments:
   Net Realized Gain (Loss) on Securities Sold .......       444         (631)        (20)         (639)       2,055           529
   Net Change in Unrealized Appreciation
 (Depreciation) on Investments .......................     4,184        4,174        (190)       23,675        3,515         2,714
                                                          ------       ------       -----       -------       ------        ------
   Total Net Realized and Unrealized Gain (Loss)
  on Investments .....................................     4,628        3,543        (210)       23,036        5,570         3,243
                                                          ------       ------       -----       -------       ------        ------
Net Increase (Decrease) in Net Assets
       from Operations ...............................    $6,937       $5,409       $ (54)      $53,788       $8,532        $6,856
                                                          ======       ======       =====       =======       ======        ======

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                                   SHORT-TERM                  VIRGINIA
                                                         MARYLAND                 U.S. TREASURY     U.S.     INTERMEDIATE  VIRGINIA
                                                         MUNICIPAL    SHORT-TERM   SECURITIES    GOVERNMENT    MUNICIPAL   MUNICIPAL
                                                         BOND FUND     BOND FUND      FUND     SECURITIES FUND BOND FUND   BOND FUND
                                                         ---------     ---------    ---------     ---------    ---------   ---------
                                                         06/01/00-     06/01/00-    06/01/00-     06/01/00-    06/01/00-   06/01/00-
                                                         11/30/00      11/30/00     11/30/00      11/30/00     11/30/00    11/30/00
                                                         ---------     ---------    ---------     ---------    ---------   ---------
Interest Income ......................................    $  871        $ 6,519      $2,643        $4,143       $ 5,317     $1,515
                                                          ------        -------      ------        ------       -------     ------
Expenses:
   Investment Advisory Fees ..........................       110            646         294           452           680        184
   Less: Investment Advisory Fees
       Waived ........................................       (17)           (70)        (37)          (35)           (6)        (6)
   Administrator Fees ................................        12             70          32            43            74         20
   Transfer Agent Fees-- Trust Shares ................         8              9           8             9             8          8
   Transfer Agent Fees-- Investor Shares .............        --              7           7             7             7         --
   Transfer Agent Fees-- Flex Shares .................         8              7           8            10            --          7
   Transfer Agent Out of Pocket Expenses .............         1              9           4             5             9          3
   Printing Fees .....................................         1              5           2             3             5          1
   Custody Fees ......................................         1              4           2             3             4          1
   Professional Fees .................................         1              4           2             2             4          1
   Trustee Fees ......................................        --              1          --             1             1         --
   Registration Fees .................................         1              4           2             3             4          1
   Distribution Fees-- Investor Shares ...............        --              2           2             3             5         --
   Less: Distribution Fees Waived-- Investor Shares ..        --             (2)         (2)           (3)           (5)        --
   Distribution Fees-- Flex Shares ...................        31             10          27            36            --         26
   Less: Distribution Fees Waived-- Flex Shares ......        (9)           (10)        (24)          (13)           --         (9)
   Insurance and Other Fees ..........................         1              5           3             3             6          4
                                                          ------        -------      ------        ------       -------     ------
   Total Expenses ....................................       149            701         330           529           796        241
                                                          ------        -------      ------        ------       -------     ------
Net Investment Income ................................       722          5,818       2,313         3,614         4,521      1,274
                                                          ------        -------      ------        ------       -------     ------
Net Realized and Unrealized Gain (Loss)
       on Investments:
   Net Realized Gain (Loss) on Securities Sold .......      (241)          (461)        (21)          126           419       (471)
   Net Change in Unrealized Appreciation
 (Depreciation) on Investments .......................     1,693          4,806       1,068         4,569         6,771      2,941
                                                          ------        -------      ------        ------       -------     ------
   Total Net Realized and Unrealized Gain (Loss)
  on Investments .....................................     1,452          4,345       1,047         4,695         7,190      2,470
                                                          ------        -------      ------        ------       -------     ------
Net Increase (Decrease) in Net Assets
       from Operations ...............................    $2,174        $10,163      $3,360        $8,309       $11,711     $3,744
                                                          ======        =======      ======        ======       =======     ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31 AND MARCH 31, 2000

                                                 FLORIDA TAX-EXEMPT      GEORGIA TAX-EXEMPT
                                                      BOND FUND               BOND FUND               HIGH INCOME FUND**
                                                ---------------------   ---------------------   -----------------------------
                                                06/01/00-   06/01/99-   06/01/00-   06/01/99-   06/01/00-  04/01/00- 04/01/99-
                                                11/30/00    05/31/00    11/30/00    05/31/00    11/30/00   05/31/00  03/31/00
                                                ---------   ---------   ---------   ---------   ---------  --------- --------
Operations:
  Net Investment Income ......................   $  2,309    $  5,013    $  1,866    $  3,975     $  156    $    29    $   536
  Net Realized Gain (Loss) on Investments ....        444      (2,256)       (631)       (836)       (20)        --       (768)
  Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...........      4,184      (3,755)      4,174      (4,265)      (190)       (30)      (130)
                                                 --------    --------    --------    --------     ------    -------    -------
    Increase (Decrease) in Net Assets
       from Operations .......................      6,937        (998)      5,409     (1,126)       (54)        (1)       (362)
                                                 --------    --------    --------    --------     ------    -------    -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .............................     (2,066)     (4,437)     (1,661)     (3,459)        --         --         --
    Investor Shares ..........................        (59)       (127)        (50)       (129)        --         --         --
    Flex Shares ..............................       (179)       (449)       (154)       (388)      (156)       (29)      (479)*
    Class D Shares ...........................         --          --          --          --         --         --        (39)
  Tax Return of Capital:
    Class D Shares ...........................         --          --          --          --         --         --         --
    Flex Shares ..............................         --          --          --          --         --         --         --
  Capital Gains:
    Trust Shares .............................         --        (400)         --        (301)        --         --         --
    Investor Shares ..........................         --         (12)         --         (13)        --         --         --
    Flex Shares ..............................         --         (46)         --         (42)        --         --         --
                                                 --------    --------    --------    --------     ------    -------    -------
  Total Distributions ........................     (2,304)     (5,471)     (1,865)     (4,332)      (156)       (29)      (518)
                                                 --------    --------    --------    --------     ------    -------    -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..............      9,095      28,674      11,255      26,583         --         --         --
    Reinvestment of Cash Distributions .......        245         889         440       1,355         --         --         --
    Cost of Shares Repurchased ...............     (9,292)    (49,546)    (14,560)    (29,630)        --         --         --
                                                 --------    --------    --------    --------     ------    -------    -------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions .......................         48     (19,983)     (2,865)     (1,692)        --         --         --
                                                 --------    --------    --------    --------     ------    -------    -------
  Investor Shares:
    Proceeds from Shares Issued ..............        158         165          41         557         --         --         --
    Reinvestment of Cash Distributions .......         44         120          31         108         --         --         --
    Cost of Shares Repurchased ...............       (353)     (1,034)        (67)     (1,698)        --         --         --
                                                 --------    --------    --------    --------     ------    -------    -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .......................       (151)       (749)          5      (1,033)        --         --         --
                                                 --------    --------    --------    --------     ------    -------    -------
  Flex Shares:
    Proceeds from Shares Issued ..............        973       2,953       1,227       1,933      4,679      1,165        851
    Shares Issued in Connection with ESC Merger        --          --         --           --        --          --        352
    Reinvestment of Cash Distributions .......        128         427         128         410        112         21        463
    Cost of Shares Repurchased ...............     (1,402)     (7,643)     (1,164)     (6,201)    (1,228)      (113)    (6,073)
                                                 --------    --------    --------    --------     ------    -------    -------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions .......................       (301)     (4,263)        191      (3,858)     3,563      1,073     (4,407)
                                                 --------    --------    --------    --------     ------    -------    -------
  Class D:
    Proceeds from Shares Issued ..............         --          --          --          --         --         --         42
    Reinvestment of Cash Distributions .......         --          --          --          --         --         --         42
    Value of Shares Exchanged in Connection
            with Merger ......................         --          --          --          --         --         --       (352)
    Cost of Shares Repurchased ...............         --          --          --          --         --         --       (191)
                                                 --------    --------    --------    --------     ------    -------    -------
  Decrease in Net Assets From Class D
    Share Transactions .......................         --          --          --          --         --         --       (459)
                                                 --------    --------    --------    --------     ------    -------    -------
  Increase (Decrease) in Net Assets From
    Share Transactions .......................       (404)    (24,995)     (2,669)     (6,583)     3,563      1,073     (4,866)
                                                 --------    --------    --------    --------     ------    -------    -------
      Total Increase (Decrease) in Net Assets       4,229     (31,464)        875     (12,041)     3,353      1,043     (5,746)
                                                 --------    --------    --------    --------     ------    -------    -------
Net Assets:
  Beginning of Period ........................    105,706     137,170      92,445     104,486      3,075      2,032      7,778
                                                 --------    --------    --------    --------     ------    -------    -------
  End of Period ..............................   $109,935    $105,706    $ 93,320    $ 92,445     $6,428    $ 3,075    $ 2,032
                                                 ========    ========    ========    ========     ======    =======    =======

 *     Formerly Class A Shares.
** On March 27, 2000, the ESC Strategic Income Fund exchanged all of its assets and certain liabilities for shares of the High Income Fund. The ESC StrategicIncome Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 27, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year-end to May 31.
(1) See Note 7 in the notes to the financial statements for additional information.
Amounts designated as "--" are either $0 or round to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                      INVESTMENT GRADE            INVESTMENT GRADE TAX-       LIMITED-TERM FEDERAL
                                                          BOND FUND                 EXEMPT BOND FUND        MORTGAGE SECURITIES FUND
                                                 ---------------------------    ------------------------    ------------------------
                                                  06/01/00-       06/01/99-     06/01/00-     06/01/99-      06/01/00-     06/01/99-
                                                  11/30/00        05/31/00      11/30/00      05/31/00       11/30/00      05/31/00
                                                 -----------     -----------    ----------   ----------      ---------     ---------
Operations:
  Net Investment Income .......................   $   30,752     $   69,366       $  2,962     $  6,684       $  3,613     $  7,754
  Net Realized Gain (Loss) on Investments .....         (639)       (37,713)         2,055       (4,664)           529       (2,174)
  Net Change in Unrealized Appreciation
     (Depreciation) on Investments ............       23,675        (50,059)         3,515         (287)         2,714       (2,454)
                                                  ----------     ----------       --------     --------       --------     --------
    Increase (Decrease) in Net Assets
       from Operations ........................       53,788        (18,406)         8,532        1,733          6,856        3,126
                                                  ----------     ----------       --------     --------       --------     --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..............................      (29,556)       (66,271)        (2,352)      (5,389)        (3,538)      (7,518)
    Investor Shares ...........................         (662)        (1,676)          (364)        (798)           (31)         (93)
    Flex Shares ...............................         (530)        (1,277)          (229)        (504)           (40)        (110)
    Class D Shares ............................           --             --             --           --             --           --
  Tax Return of Capital:
    Class D Shares ............................           --             --             --           --             --           --
    Flex Shares ...............................           --             --             --           --             --           --
  Capital Gains:
    Trust Shares ..............................           --             --             --       (1,805)            --           --
    Investor Shares ...........................           --             --             --         (295)            --           --
    Flex Shares ...............................           --             --             --         (216)            --           --
                                                  ----------     ----------       --------     --------       --------     --------
  Total Distributions .........................      (30,748)       (69,224)        (2,945)      (9,007)        (3,609)      (7,721)
                                                  ----------     ----------       --------     --------       --------     --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...............       87,826        254,865          9,124       29,272         31,921       52,959
    Reinvestment of Cash Distributions ........       13,449         36,906            506        2,726          2,034        4,795
    Cost of Shares Repurchased ................     (257,798)      (358,628)       (19,765)     (63,059)       (49,090)     (63,196)
                                                  ----------     ----------       --------     --------       --------     --------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions ........................     (156,523)       (66,857)       (10,135)     (31,061)       (15,135)      (5,442)
                                                  ----------     ----------       --------     --------       --------     --------
  Investor Shares:
    Proceeds from Shares Issued ...............        2,669          3,327            614          686            178          307
    Reinvestment of Cash Distributions ........          590          1,676            288          980             27           93
    Cost of Shares Repurchased ................       (5,733)       (15,192)        (2,134)      (6,471)          (402)      (1,359)
                                                  ----------     ----------       --------     --------       --------     --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ........................       (2,474)       (10,189)        (1,232)      (4,805)          (197)        (959)
                                                  ----------     ----------       --------     --------       --------     --------
  Flex Shares:
    Proceeds from Shares Issued ...............        2,210          9,687          2,134        7,055            159          792
    Shares Issued in Connection with ESC Merger           --             --             --           --             --           --
    Reinvestment of Cash Distributions ........          477          1,235            205          670             37          103
    Cost of Shares Repurchased ................       (5,102)       (15,042)        (3,573)      (8,916)          (539)      (1,233)
                                                  ----------     ----------       --------     --------       --------     --------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions ........................       (2,415)        (4,120)        (1,234)      (1,191)          (343)        (338)
                                                  ----------     ----------       --------     --------       --------     --------
  Class D:
    Proceeds from Shares Issued ...............           --             --             --           --            --            --
    Reinvestment of Cash Distributions ........           --             --             --           --            --            --
    Value of Shares Exchanged in Connection
            with Merger .......................           --             --             --           --            --            --
    Cost of Shares Repurchased ................           --             --             --           --            --            --
                                                  ----------     ----------       --------     --------       --------     --------
  Decrease in Net Assets From Class D
    Share Transactions ........................           --             --             --           --            --            --
                                                  ----------     ----------       --------     --------       --------     --------
  Increase (Decrease) in Net Assets From
    Share Transactions ........................     (161,412)       (81,166)       (12,601)     (37,057)       (15,675)      (6,739)
                                                  ----------     ----------       --------     --------       --------     --------
      Total Increase (Decrease) in Net Assets .     (138,372)      (168,796)        (7,014)     (44,331)       (12,428)     (11,334)
                                                  ----------     ----------       --------     --------       --------     --------
Net Assets:
  Beginning of Period .........................    1,041,205      1,210,001        151,505      195,836        128,255      139,589
                                                  ----------     ----------       --------     --------       --------     --------
  End of Period ...............................   $  902,833     $1,041,205       $144,491     $151,505       $115,827     $128,255
                                                  ==========     ==========       ========     ========       ========     ========


[table continued]

                                                      MARYLAND MUNICIPAL
                                                           BOND FUND
                                                   ------------------------
                                                    06/01/00-     06/01/99-
                                                    11/30/00      05/31/00
                                                   ---------    -----------
Operations:
  Net Investment Income .........................    $   722       $ 1,418
  Net Realized Gain (Loss) on Investments .......       (241)         (237)
  Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..............      1,693        (1,990)
                                                     -------       -------
    Increase (Decrease) in Net Assets
       from Operations ..........................      2,174          (809)
                                                     -------       -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ................................       (608)       (1,195)
    Investor Shares .............................         --            --
    Flex Shares .................................       (109)         (257)
    Class D Shares ..............................         --            --
  Tax Return of Capital:
    Class D Shares ..............................         --            --
    Flex Shares .................................         --            --
  Capital Gains:
    Trust Shares ................................         --            --
    Investor Shares .............................         --            --
    Flex Shares .................................         --            --
                                                     -------       -------
  Total Distributions ...........................       (717)       (1,452)
                                                     -------       -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .................      1,518        18,759
    Reinvestment of Cash Distributions ..........        136           200
    Cost of Shares Repurchased ..................     (2,772)      (20,670)
                                                     -------       -------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions ..........................     (1,118)       (1,711)
                                                     -------       -------
  Investor Shares:
    Proceeds from Shares Issued .................         --            --
    Reinvestment of Cash Distributions ..........         --            --
    Cost of Shares Repurchased ..................         --            --
                                                     -------       -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ..........................         --            --
                                                     -------       -------
  Flex Shares:
    Proceeds from Shares Issued .................      1,188         2,326
    Shares Issued in Connection with ESC Merger .         --            --
    Reinvestment of Cash Distributions ..........         95           216
    Cost of Shares Repurchased ..................     (1,275)       (3,563)
                                                     -------       -------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions ..........................          8        (1,021)
                                                     -------       -------
  Class D:
    Proceeds from Shares Issued .................         --            --
    Reinvestment of Cash Distributions ..........         --            --
    Value of Shares Exchanged in Connection
            with Merger .........................         --            --
    Cost of Shares Repurchased ..................         --            --
                                                     -------       -------
  Decrease in Net Assets From Class D
    Share Transactions ..........................         --            --
                                                     -------       -------
  Increase (Decrease) in Net Assets From
    Share Transactions ..........................     (1,110)       (2,732)
                                                     -------       -------
      Total Increase (Decrease) in Net Assets ...        347        (4,993)
                                                     -------       -------
Net Assets:
  Beginning of Period ...........................     32,388        37,381
                                                     -------       -------
  End of Period .................................    $32,735       $32,388
                                                     =======       =======


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEAR ENDED MAY 31, 2000

                                                             SHORT-TERM            SHORT-TERM U.S. TREASURY      U. S. GOVERNMENT
                                                              BOND FUND               SECURITIES FUND             SECURITIES FUND
                                                        -----------------------    ----------------------     ----------------------
                                                         06/01/00-   06/01/99-     06/01/00-    06/01/99-     06/01/00-    06/01/99-
                                                         11/30/00    05/31/00      11/30/00     05/31/00      11/30/00     05/31/00
                                                        ----------   ---------     ---------    ---------     ---------    ---------
Operations:
  Net Investment Income ..............................   $ 5,818     $ 10,774      $  2,313     $  3,116      $  3,614     $  5,816
  Net Realized Gain (Loss) on Investments ............      (461)      (2,130)          (21)         (8)           126       (1,586)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...................................     4,806       (3,306)        1,068        (621)         4,569       (2,873)
                                                        --------     --------      --------     -------       --------     --------
    Increase (Decrease) in Net Assets from Operations     10,163        5,338         3,360       2,487          8,309        1,357
                                                        --------     --------      --------     -------       --------     --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................    (5,718)     (10,579)       (2,125)     (2,756)        (3,397)      (5,199)
    Investor Shares ..................................       (41)         (91)          (52)       (122)           (39)        (111)
    Flex Shares ......................................       (54)        (103)         (129)       (238)          (183)        (506)
  Capital Gains:
    Trust Shares .....................................        --         (139)           --          (7)            --           --
    Investor Shares ..................................        --           (1)           --          --             --           --
    Flex Shares ......................................        --           (2)           --          (1)            --           --
                                                        --------     --------      --------     -------       --------     --------
  Total Distributions ................................    (5,813)     (10,915)       (2,306)     (3,124)        (3,619)      (5,816)
                                                        --------     --------      --------     -------       --------     --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................    44,258       51,792        30,676      31,143         69,375       27,984
    Reinvestment of Cash Distributions ...............     2,149        4,667           561       1,435            977        1,272
    Cost of Shares Repurchased .......................   (31,295)     (80,493)      (19,874)    (15,480)       (25,929)     (42,103)
                                                        --------     --------      --------     -------       --------     --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .....................................    15,112      (24,034)       11,363      17,098         44,423      (12,847)
                                                        --------     --------      --------     -------       --------     --------
  Investor Shares:
    Proceeds from Shares Issued ......................       197          402           146         738            348          416
    Reinvestment of Cash Distributions ...............        35           88            51         122             34          111
    Cost of Shares Repurchased .......................      (325)        (821)         (131)     (1,566)          (549)      (1,560)
                                                        --------     --------      --------     -------       --------     --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...............................       (93)        (331)           66        (706)          (167)      (1,033)
                                                        --------     --------      --------     -------       --------     --------
  Flex Shares:
    Proceeds from Shares Issued ......................       465        1,164         1,701       3,365            849        2,396
    Reinvestment of Cash Distributions ...............        50          107           110         218            156          443
    Cost of Shares Repurchased .......................      (710)      (1,486)       (1,289)     (3,068)        (1,710)      (6,144)
                                                        --------     --------      --------     -------       --------     --------
  Increase (Decrease) in Net Assets From Flex
      Share Transactions .............................      (195)        (215)          522         515           (705)      (3,305)
                                                        --------     --------      --------     -------       --------     --------
    Increase (Decrease) in Net Assets From
      Share Transactions .............................    14,824      (24,580)       11,951      16,907         43,551      (17,185)
                                                        --------     --------      --------     -------       --------     --------
      Total Increase (Decrease) in Net Assets ........    19,174      (30,157)       13,005      16,270         48,241      (21,644)
                                                        --------     --------      --------     -------       --------     --------
Net Assets:
  Beginning of Period ................................   183,913      214,070        80,027      63,757         94,577      116,221
                                                        --------     --------      --------     -------       --------     --------
  End of Period ......................................  $203,087     $183,913      $ 93,032     $80,027       $142,818     $ 94,577
                                                        ========     ========      ========     =======       ========     ========

(1) See Note 7 in the notes to the financial statements for additional information.
Amounts designated as "--" are either $0 or round to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                          VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND     VIRGINIA MUNICIPAL BOND FUND
                                                          -----------------------------------------     ----------------------------
                                                                 06/01/00-        06/01/99-               06/01/00-       06/01/99-
                                                                 11/30/00         05/31/00                11/30/00        05/31/00
                                                                 ---------        ---------               ---------       ---------
Operations:
  Net Investment Income .....................................    $  4,521         $ 10,055                $ 1,274         $ 2,034
  Net Realized Gain (Loss) on Investments ...................         419           (1,940)                  (471)           (544)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ..........................................       6,771          (11,451)                 2,941          (2,611)
                                                                 --------         --------                -------         -------
    Increase (Decrease) in Net Assets from Operations .......      11,711           (3,336)                 3,744          (1,121)
                                                                 --------         --------                -------         -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ............................................      (4,334)          (9,828)                (1,161)         (1,835)
    Investor Shares .........................................        (145)            (320)                    --              --
    Flex Shares .............................................          --               --                    (94)           (223)
  Capital Gains:
    Trust Shares ............................................          --           (1,262)                    --             (27)
    Investor Shares .........................................          --              (39)                    --              --
    Flex Shares .............................................          --               --                     --              (4)
                                                                 --------         --------                -------         -------
  Total Distributions .......................................      (4,479)         (11,449)                (1,255)         (2,089)
                                                                 --------         --------                -------         -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .............................      10,598           26,550                  5,851          32,391
    Reinvestment of Cash Distributions ......................          57              952                    233             262
    Cost of Shares Repurchased ..............................     (17,444)         (51,050)                (4,051)        (12,912)
                                                                 --------         --------                -------         -------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ............................................      (6,789)         (23,548)                 2,033          19,741
                                                                 --------         --------                -------         -------
  Investor Shares:
    Proceeds from Shares Issued .............................         698            1,441                     --              --
    Reinvestment of Cash Distributions ......................         104              275                     --              --
    Cost of Shares Repurchased ..............................      (1,560)          (2,155)                    --              --
                                                                 --------         --------                -------         -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ......................................        (758)            (439)                    --              --
                                                                 --------         --------                -------         -------
  Flex Shares:
    Proceeds from Shares Issued .............................          --               --                    563           1,607
    Reinvestment of Cash Distributions ......................          --               --                     65             153
    Cost of Shares Repurchased ..............................          --               --                 (1,051)         (2,822)
                                                                 --------         --------                -------         -------
  Increase (Decrease) in Net Assets From Flex
      Share Transactions ....................................          --               --                   (423)         (1,062)
                                                                 --------         --------                -------         -------
    Increase (Decrease) in Net Assets From
      Share Transactions ....................................      (7,547)         (23,987)                 1,610          18,679
                                                                 --------         --------                -------         -------
      Total Increase (Decrease) in Net Assets ...............        (315)         (38,772)                 4,099          15,469
                                                                 --------         --------                -------         -------
Net Assets:
  Beginning of Period .......................................     209,017          247,789                 54,347          38,878
                                                                 --------         --------                -------         -------
  End of Period .............................................    $208,702         $209,017                $58,446         $54,347
                                                                 ========         ========                =======         =======

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                              NET ASSET              NET REALIZED AND  DISTRIBUTIONS               DISTRIBUTIONS
                                VALUE        NET     UNREALIZED GAINS    FROM NET    DISTRIBUTIONS   FROM TAX     NET ASSET
                              BEGINNING  INVESTMENT      (LOSSES)       INVESTMENT   FROM REALIZED   RETURN OF    VALUE END   TOTAL
                              OF PERIOD    INCOME     ON INVESTMENTS      INCOME     CAPITAL GAINS    CAPITAL     OF PERIOD  RETURN+
                              ---------  ----------  ----------------  ------------  -------------  ------------  ---------  -------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           2000*                 $10.06     $ 0.23       $ 0.45          $(0.23)        $   --        $   --      $10.51      6.75%
           2000                   10.59       0.44        (0.49)          (0.44)         (0.04)           --       10.06     (0.48)
           1999                   10.72       0.42        (0.02)          (0.42)         (0.11)           --       10.59      3.72
           1998                   10.28       0.44         0.45           (0.44)         (0.01)           --       10.72      8.77
           1997                   10.06       0.46         0.25           (0.46)         (0.03)           --       10.28      7.22
           1996                   10.18       0.46        (0.07)          (0.46)         (0.05)           --       10.06      3.87
Investor Shares
           2000*                 $10.07     $ 0.22       $ 0.44          $(0.22)        $   --        $   --      $10.51      6.54%
           2000                   10.60       0.42        (0.49)          (0.42)         (0.04)           --       10.07     (0.68)
           1999                   10.72       0.40        (0.01)          (0.40)         (0.11)           --       10.60      3.62
           1998                   10.29       0.42         0.44           (0.42)         (0.01)           --       10.72      8.46
           1997                   10.07       0.44         0.25           (0.44)         (0.03)           --       10.29      7.00
           1996                   10.18       0.44        (0.06)          (0.44)         (0.05)           --       10.07      3.76
Flex Shares
           2000*                 $10.09     $ 0.19       $ 0.44          $(0.19)        $   --        $   --      $10.53      6.27%
           2000                   10.62       0.36        (0.49)          (0.36)         (0.04)           --       10.09     (1.17)
           1999                   10.74       0.35        (0.01)          (0.35)         (0.11)           --       10.62      3.13
           1998                   10.30       0.37         0.45           (0.37)         (0.01)           --       10.74      8.04
           1997                   10.08       0.39         0.25           (0.39)         (0.03)           --       10.30      6.48
           1996(1)                10.19       0.39        (0.06)          (0.39)         (0.05)           --       10.08      3.27
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           2000*                $  9.50     $ 0.20       $ 0.37          $(0.20)        $   --        $   --      $ 9.87      6.04%
           2000                   10.03       0.40        (0.49)          (0.40)         (0.04)           --        9.50     (0.90)
           1999                   10.11       0.39        (0.06)          (0.39)         (0.02)           --       10.03      3.33
           1998                    9.73       0.41         0.39           (0.41)         (0.01)           --       10.11      8.37
           1997                    9.56       0.42         0.22           (0.42)         (0.05)           --        9.73      6.79
           1996                    9.63       0.43        (0.05)          (0.43)         (0.02)           --        9.56      3.89
Investor Shares
           2000*                $  9.51     $ 0.19       $ 0.37          $(0.19)        $   --        $   --      $ 9.88      5.93%
           2000                   10.05       0.38        (0.50)          (0.38)         (0.04)           --        9.51     (1.26)
           1999                   10.13       0.37        (0.06)          (0.37)         (0.02)           --       10.05      3.13
           1998                    9.74       0.39         0.40           (0.39)         (0.01)           --       10.13      8.26
           1997                    9.58       0.40         0.21           (0.40)         (0.05)           --        9.74      6.47
           1996                    9.65       0.41        (0.05)          (0.41)         (0.02)           --        9.58      3.69
Flex Shares
           2000*                $  9.51     $ 0.17       $ 0.37          $(0.17)        $   --        $   --      $ 9.88      5.67%
           2000                   10.04       0.33        (0.49)          (0.33)         (0.04)           --        9.51     (1.59)
           1999                   10.12       0.32        (0.06)          (0.32)         (0.02)           --       10.04      2.63
           1998                    9.73       0.34         0.40           (0.34)         (0.01)           --       10.12      7.74
           1997                    9.56       0.35         0.22           (0.35)         (0.05)           --        9.73      6.06
           1996(2)                 9.72       0.36        (0.14)          (0.36)         (0.02)           --        9.56      2.25
HIGH INCOME FUND (A)
Flex Shares
           2000*                $  7.88     $ 0.29       $(0.31)         $(0.29)        $   --        $   --      $ 7.57     (0.35)%
           2000(4)                 7.98       0.09        (0.10)          (0.09)            --            --        7.88     (0.13)
For the years ended March 31:
           2000                    9.77       0.87        (1.85)          (0.81)            --            --        7.98    (10.84)
           1999                    9.99       0.51         0.04           (0.57)         (0.15)        (0.05)       9.77      5.64
           1998                    9.73       0.34         0.44           (0.52)            --            --        9.99      8.18
           1997                    9.89       0.60        (0.16)          (0.60)            --            --        9.73      3.91
           1996                    9.94       0.59         0.16           (0.59)         (0.21)           --        9.89      7.67
INVESTMENT GRADE BOND FUND
Trust Shares
           2000*                $  9.58     $ 0.32       $ 0.23          $(0.32)        $   --        $   --      $ 9.81      5.80%
           2000                   10.36       0.61        (0.78)          (0.61)            --            --        9.58     (1.76)
           1999                   10.65       0.56        (0.11)          (0.56)         (0.18)           --       10.36      4.25
           1998                   10.16       0.60         0.49           (0.60)            --            --       10.65     10.92
           1997                   10.07       0.60         0.09           (0.60)            --            --       10.16      6.99
           1996                   10.26       0.60        (0.19)          (0.60)            --            --       10.07      4.02
Investor Shares
           2000*                $  9.58     $ 0.30       $ 0.23          $(0.30)        $   --        $   --      $ 9.81      5.59%
           2000                   10.36       0.57        (0.78)          (0.57)            --            --        9.58     (2.17)
           1999                   10.65       0.52        (0.11)          (0.52)         (0.18)           --       10.36      3.86
           1998                   10.16       0.55         0.49           (0.55)            --            --       10.65     10.49
           1997                   10.06       0.56         0.10           (0.56)            --            --       10.16      6.66
           1996                   10.26       0.56        (0.20)          (0.56)            --            --       10.06      3.50
Flex Shares
           2000*                $  9.59     $ 0.28       $ 0.23          $(0.28)        $   --        $   --      $ 9.82      5.33%
           2000                   10.37       0.52        (0.78)          (0.52)            --            --        9.59     (2.63)
           1999                   10.66       0.47        (0.11)          (0.47)         (0.18)           --       10.37      3.35
           1998                   10.17       0.51         0.49           (0.51)            --            --       10.66      9.99
           1997                   10.07       0.51         0.10           (0.51)            --            --       10.17      6.16
           1996 (3)               10.33       0.52        (0.26)          (0.52)            --            --       10.07      2.50


  * For the six month period ended  November 30, 2000. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
(2) Commenced  operations  on June 6, 1995.  All ratios for the period have been annualized.
(3) Commenced operations on June 7, 1995. All ratios for the period have been annualized.
(4) Commenced operations on April 1, 2000. All ratios for the period have been annualized.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                                                           RATIO OF
                                                                                      RATIO OF          NET INVESTMENT
                                                                    RATIO OF         EXPENSES TO          INCOME TO
                               NET ASSETS       RATIO OF        NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS  PORTFOLIO
                                 END OF        EXPENSES TO         INCOME TO      (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
                              PERIOD (000) AVERAGE NET ASSETS AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
                              ------------ ------------------ ------------------ -------------------- -------------------- ---------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           2000*               $   97,174           0.70%             4.34%                 0.77%              4.27%           21%
           2000                    93,040           0.67              4.25                  0.78               4.14            88
           1999                   118,609           0.67              3.90                  0.77               3.80            72
           1998                    93,939           0.66              4.16                  0.80               4.02            69
           1997                    50,487           0.65              4.48                  0.80               4.33           135
           1996                    30,790           0.65              4.49                  0.88               4.26            63
Investor Shares
           2000*               $    2,850           0.90%             4.14%                 1.40%              3.64%           21%
           2000                     2,875           0.87              4.05                  1.36               3.56            88
           1999                     3,799           0.87              3.71                  1.31               3.27            72
           1998                     3,381           0.86              3.98                  1.34               3.50            69
           1997                     3,226           0.85              4.28                  1.31               3.82           135
           1996                     4,025           0.85              4.28                  1.36               3.77            63
Flex Shares
           2000*               $    9,911           1.40%             3.64%                 1.91%              3.13%           21%
           2000                     9,791           1.37              3.54                  1.89               3.02            88
           1999                    14,762           1.37              3.21                  1.88               2.70            72
           1998                     8,160           1.36              3.45                  2.01               2.80            69
           1997                     3,000           1.35              3.78                  2.28               2.85           135
           1996(1)                  2,692           1.35              3.79                  2.54               2.60            63
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           2000*               $   81,400           0.71%             4.09%                 0.77%              4.03%           15%
           2000                    81,160           0.67              4.13                  0.77               4.03            19
           1999                    87,452           0.67              3.87                  0.78               3.76            12
           1998                    62,363           0.66              4.09                  0.81               3.94             7
           1997                    39,732           0.65              4.31                  0.81               4.15            15
           1996                    22,950           0.65              4.36                  0.89               4.12            60
Investor Shares
           2000*               $    2,558           0.90%             3.90%                 1.46%              3.34%           15%
           2000                     2,458           0.87              3.93                  1.40               3.40            19
           1999                     3,676           0.87              3.67                  1.25               3.29            12
           1998                     3,975           0.86              3.89                  1.30               3.45             7
           1997                     3,511           0.85              4.10                  1.33               3.62            15
           1996                     3,418           0.85              4.17                  1.41               3.61            60
Flex Shares
           2000*               $    9,362           1.40%             3.40%                 1.92%              2.88%           15%
           2000                     8,827           1.37              3.43                  1.95               2.85            19
           1999                    13,358           1.37              3.19                  1.89               2.67            12
           1998                     8,264           1.36              3.39                  2.02               2.73             7
           1997                     4,662           1.35              3.60                  2.07               2.88            15
           1996(2)                  4,207           1.35              3.66                  2.35               2.66            60
HIGH INCOME FUND (A)
Flex Shares
           2000*               $    6,428           1.40%             7.26%                 2.24%              6.42%            3%
           2000(4)                  3,075           1.40              6.57                  2.83               5.14            --
For the years ended March 31:
           2000                     2,032           1.73              8.94                  2.95               7.72            24
           1999                     7,230           1.91              5.09                  2.22               4.78            95
           1998                    24,413           1.87              5.27                  1.87               5.27           130
           1997                    32,506           1.65              5.49                  1.70               5.44           123
           1996                    36,891           1.70              5.87                  1.75               5.82           138
INVESTMENT GRADE BOND FUND
Trust Shares
           2000*               $  864,159           0.80%             6.54%                 0.84%              6.50%           35%
           2000                   998,596           0.77              6.05                  0.84               5.98           202
           1999                 1,149,068           0.77              5.25                  0.85               5.17           221
           1998                   793,488           0.76              5.67                  0.86               5.57           109
           1997                   633,646           0.75              5.89                  0.85               5.79           298
           1996                   599,514           0.75              5.81                  0.87               5.69           184
Investor Shares
           2000*               $   20,582           1.20%             6.15%                 1.44%              5.91%           35%
           2000                    22,553           1.17              5.60                  1.37               5.40           202
           1999                    34,913           1.17              4.87                  1.36               4.68           221
           1998                    33,269           1.14              5.29                  1.38               5.05           109
           1997                    33,165           1.15              5.48                  1.41               5.22           298
           1996                    36,155           1.15              5.40                  1.44               5.11           184
Flex Shares
           2000*               $   18,092           1.69%             5.66%                 2.03%              5.32%           35%
           2000                    20,056           1.66              5.14                  1.99               4.81           202
           1999                    26,020           1.66              4.40                  2.00               4.06           221
           1998                    13,111           1.65              4.76                  2.11               4.30           109
           1997                     5,763           1.64              5.00                  2.20               4.44           298
           1996 (3)                 4,621           1.64              4.84                  2.49               3.99           184

(A) On March 27, 2000, the ESC Strategic Income Fund exchanged all of its assets and certain liabilities for shares of the High Income Fund. The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 27, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

Amounts designated as "--" are either $0 or round to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                NET ASSET                  NET REALIZED AND  DISTRIBUTIONS
                                  VALUE           NET      UNREALIZED GAINS    FROM NET      DISTRIBUTIONS     NET ASSET
                                BEGINNING     INVESTMENT       (LOSSES)       INVESTMENT     FROM REALIZED     VALUE END      TOTAL
                                OF PERIOD       INCOME      ON INVESTMENTS      INCOME       CAPITAL GAINS     OF PERIOD     RETURN+
                                ---------     ----------   ----------------  -------------   -------------     ---------     -------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           2000*                 $10.67         $ 0.23          $ 0.41          $(0.23)          $   --           $11.08       6.00%
           2000                   11.10           0.43           (0.29)          (0.43)           (0.14)           10.67       1.41
           1999                   11.40           0.43            0.10           (0.43)           (0.40)           11.10       4.67
           1998                   11.22           0.44            0.50           (0.44)           (0.32)           11.40       8.57
           1997                   11.10           0.44            0.33           (0.44)           (0.21)           11.22       7.13
           1996                   11.28           0.45            0.19           (0.45)           (0.37)           11.10       5.82
Investor Shares
           2000*                 $10.68         $ 0.21          $ 0.40          $(0.20)          $   --           $11.09       5.78%
           2000                   11.12           0.39           (0.30)          (0.39)           (0.14)           10.68       0.90
           1999                   11.41           0.38            0.11           (0.38)           (0.40)           11.12       4.35
           1998                   11.24           0.39            0.49           (0.39)           (0.32)           11.41       8.05
           1997                   11.12           0.40            0.33           (0.40)           (0.21)           11.24       6.69
           1996                   11.30           0.41            0.19           (0.41)           (0.37)           11.12       5.40
Flex Shares
           2000*                 $10.67         $ 0.18          $ 0.41          $(0.18)          $   --           $11.08       5.44%
           2000                   11.10           0.34           (0.29)          (0.34)           (0.14)           10.67       0.52
           1999                   11.40           0.33            0.10           (0.33)           (0.40)           11.10       3.78
           1998                   11.23           0.33            0.49           (0.33)           (0.32)           11.40       7.50
           1997                   11.11           0.35            0.33           (0.35)           (0.21)           11.23       6.19
           1996(1)                11.30           0.37            0.18           (0.37)           (0.37)           11.11       4.91
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           2000*                $  9.62         $ 0.29          $ 0.25          $(0.29)          $   --           $ 9.87       5.66%
           2000                    9.94           0.55           (0.32)          (0.55)              --             9.62       2.33
           1999                   10.12           0.54           (0.06)          (0.54)           (0.12)            9.94       4.75
           1998                   10.02           0.58            0.11           (0.58)           (0.01)           10.12       7.12
           1997                    9.99           0.58            0.04           (0.58)           (0.01)           10.02       6.43
           1996                   10.11           0.62           (0.14)          (0.60)              --             9.99       4.84
Investor Shares
           2000*                $  9.60         $ 0.27          $ 0.26          $(0.27)          $   --           $ 9.86       5.62%
           2000                    9.93           0.52           (0.33)          (0.52)              --             9.60       1.93
           1999                   10.11           0.51           (0.06)          (0.51)           (0.12)            9.93       4.47
           1998                   10.00           0.56            0.12           (0.56)           (0.01)           10.11       6.95
           1997                    9.97           0.56            0.04           (0.56)           (0.01)           10.00       6.17
           1996                   10.11           0.60           (0.14)          (0.60)              --             9.97       4.59
Flex Shares
           2000*                $  9.62         $ 0.26          $ 0.26          $(0.26)          $   --           $ 9.88       5.44%
           2000                    9.94           0.49           (0.32)          (0.49)              --             9.62       1.71
           1999                   10.12           0.48           (0.06)          (0.48)           (0.12)            9.94       4.14
           1998                   10.02           0.52            0.11           (0.52)           (0.01)           10.12       6.49
           1997                    9.99           0.52            0.04           (0.52)           (0.01)           10.02       5.80
           1996(2)                10.14           0.55           (0.15)          (0.55)              --             9.99       4.10
MARYLAND MUNICIPAL BOND FUND (A)
Trust Shares
           2000*                $  9.46         $ 0.20          $ 0.44          $(0.22)          $   --           $ 9.88       6.76%
           2000                   10.06           0.42           (0.60)          (0.42)              --             9.46      (1.78)
           1999(3)                10.22           0.20           (0.15)          (0.20)           (0.01)           10.06       0.48
           For the years ended November 30:
           1998                    9.95           0.42            0.27           (0.42)              --            10.22       7.03
           1997                    9.76           0.43            0.19           (0.43)              --             9.95       6.50
           1996(4)                10.00           0.31           (0.24)          (0.31)              --             9.76       1.07
Flex Shares
           2000*                $  9.48         $ 0.16          $ 0.43          $(0.17)          $   --          $  9.90       6.27%
           2000                   10.08           0.33           (0.60)          (0.33)              --             9.48      (2.66)
           1999                   10.24           0.15           (0.15)          (0.15)           (0.01)           10.08       0.05
           For the years ended November 30:
           1998                    9.96           0.33            0.28           (0.33)              --            10.24       6.17
           1997                    9.76           0.34            0.20           (0.34)              --             9.96       5.64
           1996(5)                 9.53           0.20            0.23           (0.20)              --             9.76       7.67
SHORT-TERM BOND FUND
Trust Shares
           2000*                $  9.65         $ 0.29          $ 0.21          $(0.29)          $   --           $ 9.86       5.20%
           2000                    9.91           0.53           (0.25)          (0.53)           (0.01)            9.65       2.87
           1999                   10.05           0.51           (0.10)          (0.52)           (0.03)            9.91       4.06
           1998                    9.90           0.55            0.16           (0.55)           (0.01)           10.05       7.31
           1997                    9.86           0.53            0.07           (0.53)           (0.03)            9.90       6.30
           1996                    9.98           0.54           (0.10)          (0.54)           (0.02)            9.86       4.45
Investor Shares
           2000*                $  9.67         $ 0.27          $ 0.22          $(0.28)          $   --           $ 9.88       5.08%
           2000                    9.93           0.51           (0.25)          (0.51)           (0.01)            9.67       2.67
           1999                   10.07           0.49           (0.10)          (0.50)           (0.03)            9.93       3.88
           1998                    9.91           0.53            0.17           (0.53)           (0.01)           10.07       7.19
           1997                    9.88           0.51            0.06           (0.51)           (0.03)            9.91       5.97
           1996                   10.01           0.52           (0.10)          (0.53)           (0.02)            9.88       4.23
Flex Shares
           2000*                $  9.67         $ 0.26          $ 0.21          $(0.26)          $   --           $ 9.88       4.90%
           2000                    9.93           0.48           (0.25)          (0.48)           (0.01)            9.67       2.31
           1999                   10.07           0.47           (0.11)          (0.47)           (0.03)            9.93       3.50
           1998                    9.91           0.50            0.17           (0.50)           (0.01)           10.07       6.84
           1997                    9.88           0.48            0.06           (0.48)           (0.03)            9.91       5.62
           1996(6)                10.02           0.47           (0.12)          (0.47)           (0.02)            9.88       3.73

 *  For the six month period ended November 30, 2000. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.  Total return figures do not reflect applicable sales loads.
(1) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
(2) Commended operations on June 7, 1995. All ratios for the period have been annualized.
(3) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(4) Commenced operations on March 1, 1996. All ratios for the period have been annualized.
(5) Commenced operations on April 25, 1996. All ratios for the period have been annualized.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                                                        RATIO OF
                                                                                  RATIO OF           NET INVESTMENT
                                                             RATIO OF            EXPENSES TO            INCOME TO
                       NET ASSETS        RATIO OF         NET INVESTMENT     AVERAGE NET ASSETS    AVERAGE NET ASSETS    PORTFOLIO
                        END OF         EXPENSES TO          INCOME TO       (EXCLUDING WAIVERS    (EXCLUDING WAIVERS     TURNOVER
                      PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS   AND REIMBURSEMENTS)   AND REIMBURSEMENTS)      RATE
                      ------------  ------------------  ------------------  --------------------  --------------------   ---------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           2000*         $111,567            0.80%              4.14%                 0.85%                 4.09%            114%
           2000           117,384            0.77               3.98                  0.83                  3.92             226
           1999           154,123            0.77               3.75                  0.87                  3.65             224
           1998           146,606            0.76               3.83                  0.88                  3.71             378
           1997           139,144            0.75               3.96                  0.86                  3.85             489
           1996           124,507            0.75               4.01                  0.89                  3.87             514
Investor Shares
           2000*         $ 18,943            1.20%              3.74%                 1.38%                 3.56%            114%
           2000            19,443            1.17               3.59                  1.33                  3.43             226
           1999            25,195            1.17               3.36                  1.32                  3.21             224
           1998            28,159            1.16               3.43                  1.43                  3.16             378
           1997            31,857            1.15               3.56                  1.38                  3.33             489
           1996            37,427            1.15               3.61                  1.42                  3.34             514
Flex Shares
           2000*         $ 13,981            1.68%              3.26%                 1.98%                 2.96%            114%
           2000            14,678            1.65               3.11                  1.95                  2.81             226
           1999            16,518            1.65               2.86                  2.03                  2.48             224
           1998             8,399            1.64               2.95                  2.10                  2.49             378
           1997             4,681            1.63               3.08                  2.15                  2.56             489
           1996(1)          5,536            1.63               3.12                  2.25                  2.50             514
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           2000*         $113,397            0.70%              5.88%                 0.76%                 5.82%            310%
           2000           125,355            0.67               5.60                  0.79                  5.48             384
           1999           135,256            0.67               5.28                  0.77                  5.18             379
           1998           137,488            0.66               5.75                  0.77                  5.64             163
           1997           123,903            0.65               5.81                  0.78                  5.68             133
           1996            73,370            0.65               6.04                  0.84                  5.85              83
Investor Shares
           2000*         $  1,026            0.94%              5.63%                 2.29%                 4.28%            310%
           2000             1,194            0.92               5.31                  1.09                  5.14             384
           1999             2,214            0.92               5.03                  1.52                  4.43             379
           1998             2,705            0.91               5.50                  1.51                  4.90             163
           1997             2,426            0.90               5.55                  1.48                  4.97             133
           1996             2,512            0.90               5.75                  2.25                  4.40              83
Flex Shares
           2000*         $  1,404            1.29%              5.29%                 2.68%                 3.90%            310%
           2000             1,706            1.27               4.97                  2.38                  3.86             384
           1999             2,119            1.27               4.69                  2.42                  3.54             379
           1998             1,543            1.26               5.16                  2.72                  3.70             163
           1997             1,409            1.25               5.20                  2.66                  3.79             133
           1996(2)          1,349            1.25               5.38                  3.59                  3.04              83
MARYLAND MUNICIPAL BOND FUND (A)
Trust Shares
           2000*         $ 26,242            0.71%              4.24%                 0.81%                 4.14%             24%
           2000            26,176            0.68               4.24                  0.80                  4.12              14
           1999(3)         29,658            0.70               3.83                  1.37                  3.16              19
           For the years ended November 30:
           1998            19,115            0.62               4.11                  1.15                  3.58              12
           1997            11,461            0.63               4.38                  1.16                  3.85               5
           1996(4)          5,808            0.71               4.30                  1.36                  3.65               9
Flex Shares
           2000*         $  6,493            1.62%              3.33%                 2.00%                 2.95%             24%
           2000             6,212            1.59               3.34                  1.95                  2.98              14
           1999             7,723            1.59               2.94                  1.98                  2.55              19
           For the years ended November 30:
           1998             3,246            1.57               3.16                  1.96                  2.77              12
           1997               561            1.54               3.43                  2.00                  2.97               5
           1996(5)            113            1.55               3.42                  2.20                  2.77               9
SHORT-TERM BOND FUND
Trust Shares
           2000*         $199,788            0.70%              5.85%                 0.76%                 5.79%             48%
           2000           180,402            0.67               5.40                  0.76                  5.31              70
           1999           209,904            0.67               5.12                  0.77                  5.02             108
           1998           120,422            0.66               5.47                  0.79                  5.34              87
           1997            89,701            0.65               5.37                  0.78                  5.24             118
           1996            91,156            0.65               5.39                  0.81                  5.23             163
Investor Shares
           2000*         $  1,383            0.89%              5.64%                 1.95%                 4.58%             48%
           2000             1,446            0.87               5.20                  1.75                  4.32              70
           1999             1,825            0.87               4.92                  1.59                  4.20             108
           1998             1,949            0.86               5.27                  1.71                  4.42              87
           1997             2,182            0.85               5.16                  1.58                  4.43             118
           1996             2,700            0.85               5.20                  1.72                  4.33             163
Flex Shares
           2000*         $  1,916            1.24%              5.29%                 2.44%                 4.09%             48%
           2000             2,065            1.22               4.85                  2.41                  3.66              70
           1999             2,341            1.22               4.55                  2.33                  3.44             108
           1998             2,110            1.21               4.93                  2.85                  3.29              87
           1997             1,073            1.20               4.82                  3.02                  3.00             118
           1996(6)            966            1.20               4.77                  4.06                  1.91             163


(6) Commenced operations on June 20, 1995. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Maryland Municipal Bond Fund exchanged all of its assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The CrestFund Maryland Municipal Bond Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                              NET ASSET                 NET REALIZED AND    DISTRIBUTIONS
                                VALUE          NET      UNREALIZED GAINS      FROM NET       DISTRIBUTIONS    NET ASSET
                              BEGINNING    INVESTMENT       (LOSSES)         INVESTMENT      FROM REALIZED    VALUE END     TOTAL
                              OF PERIOD      INCOME      ON INVESTMENTS        INCOME        CAPITAL GAINS    OF PERIOD   RETURN (+)
                              ---------    ----------   ----------------    -------------    -------------    ---------   ----------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           2000*                $ 9.85        $ 0.25          $ 0.12             $(0.25)         $   --          $ 9.97      3.83%
           2000                   9.95          0.46           (0.10)             (0.46)             --            9.85      3.75
           1999                   9.97          0.47           (0.02)             (0.47)             --            9.95      4.59
           1998                   9.88          0.51            0.10              (0.52)             --            9.97      6.30
           1997                   9.84          0.51            0.04              (0.51)             --            9.88      5.76
           1996                   9.93          0.55           (0.09)             (0.55)             --            9.84      4.73
Investor Shares
           2000*                $ 9.85        $ 0.25          $ 0.12             $(0.25)         $   --          $ 9.97      3.76%
           2000                   9.95          0.45           (0.10)             (0.45)             --            9.85      3.58
           1999                   9.96          0.46           (0.01)             (0.46)             --            9.95      4.54
           1998                   9.88          0.49            0.09              (0.50)             --            9.96      6.04
           1997                   9.84          0.50            0.04              (0.50)             --            9.88      5.59
           1996                   9.94          0.54           (0.10)             (0.54)             --            9.84      4.52
Flex Shares
           2000*                $ 9.83        $ 0.23          $ 0.12             $(0.23)         $   --          $ 9.95      3.63%
           2000                   9.93          0.42           (0.10)             (0.42)             --            9.83      3.34
           1999                   9.94          0.44           (0.02)             (0.43)             --            9.93      4.32
           1998                   9.85          0.47            0.10              (0.48)             --            9.94      5.90
           1997                   9.82          0.47            0.03              (0.47)             --            9.85      5.19
           1996(1)                9.96          0.48           (0.14)             (0.48)             --            9.82      3.72
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           2000*                $ 9.86        $ 0.30          $ 0.41             $(0.30)         $   --          $10.27      7.30%
           2000                  10.28          0.58           (0.42)             (0.58)             --            9.86      1.63
           1999                  10.46          0.59           (0.18)             (0.59)             --           10.28      3.90
           1998                  10.02          0.61            0.44              (0.61)             --           10.46     10.76
           1997                   9.91          0.62            0.11              (0.62)             --           10.02      7.54
           1996                  10.27          0.62           (0.33)             (0.62)          (0.03)           9.91      2.77
Investor Shares
           2000*                $ 9.86        $ 0.28          $ 0.40             $(0.28)         $   --          $10.26      6.97%
           2000                  10.28          0.54           (0.42)             (0.54)             --            9.86      1.19
           1999                  10.45          0.54           (0.17)             (0.54)             --           10.28      3.56
           1998                  10.02          0.57            0.43              (0.57)             --           10.45     10.23
           1997                   9.90          0.58            0.12              (0.58)             --           10.02      7.21
           1996                  10.26          0.59           (0.33)             (0.59)          (0.03)           9.90      2.47
Flex Shares
           2000*                $ 9.86        $ 0.25          $ 0.41             $(0.25)         $   --          $10.27      6.81%
           2000                  10.28          0.49           (0.42)             (0.49)             --            9.86      0.70
           1999                  10.46          0.49           (0.18)             (0.49)             --           10.28      2.99
           1998                  10.02          0.52            0.44              (0.52)             --           10.46      9.78
           1997                   9.91          0.53            0.11              (0.53)             --           10.02      6.57
           1996(2)               10.31          0.52           (0.37)             (0.52)          (0.03)           9.91      1.42
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
Trust Shares
           2000*                $ 9.58        $ 0.22          $ 0.34             $(0.22)         $   --          $ 9.92      5.78%
           2000                  10.20          0.43           (0.57)             (0.43)          (0.05)           9.58     (1.31)
           1999(3)               10.44          0.21           (0.17)             (0.21)          (0.07)          10.20      0.42
           For years ended November 30:
           1998                  10.31          0.45            0.17              (0.45)          (0.04)          10.44      6.10
           1997                  10.22          0.46            0.09              (0.46)             --           10.31      5.55
           1996                  10.24          0.42           (0.02)             (0.42)             --           10.22      4.01
           1995                   9.21          0.43            1.03              (0.43)             --           10.24     16.09
Investor Shares
           2000*                $ 9.59        $ 0.22          $ 0.32             $(0.21)         $   --          $ 9.92      5.65%
           2000                  10.20          0.42           (0.56)             (0.42)          (0.05)           9.59     (1.24)
           1999(3)               10.45          0.22           (0.18)             (0.22)          (0.07)          10.20      0.35
           For years ended November 30:
           1998                  10.31          0.46            0.17              (0.45)          (0.04)          10.45      6.19
           1997                  10.21          0.47            0.09              (0.46)             --           10.31      5.65
           1996                  10.23          0.42           (0.02)             (0.42)             --           10.21      4.01
           1995                   9.20          0.43            1.03              (0.43)             --           10.23     16.10
VIRGINIA MUNICIPAL BOND FUND (A)
Trust Shares
           2000*                $ 9.64        $ 0.22          $ 0.45             $(0.23)         $   --          $10.08      6.54%
           2000                  10.43          0.45           (0.78)             (0.45)          (0.01)           9.64     (3.18)
           1999(3)               10.68          0.22           (0.19)             (0.22)          (0.06)          10.43      0.27
           For years ended November 30:
           1998                  10.44          0.47            0.27              (0.47)          (0.03)          10.68      7.19
           1997                  10.28          0.48            0.17              (0.48)          (0.01)          10.44      6.46
           1996                  10.40          0.47           (0.12)             (0.47)             --           10.28      3.48
           1995(4)               10.00          0.31            0.44              (0.31)          (0.04)          10.40      7.67
Flex Shares
           2000*                $ 9.68        $ 0.18          $ 0.45             $(0.18)         $   --          $10.13      6.94%
           2000                  10.48          0.36           (0.79)             (0.36)          (0.01)           9.68     (4.13)
           1999(3)               10.73          0.17           (0.18)             (0.18)          (0.06)          10.48     (0.16)
           For years ended November 30:
           1998                  10.48          0.37            0.28              (0.37)          (0.03)          10.73      6.24
           1997                  10.31          0.39            0.18              (0.39)          (0.01)          10.48      5.58
           1996                  10.43          0.38           (0.12)             (0.38)             --           10.31      2.58
           1995(5)               10.06          0.24            0.41              (0.24)          (0.04)          10.43      6.51

 * For the six month period ended November 30, 2000.  All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) Commenced  operations on June 22, 1995.  All ratios for the period have been annualized.
(2) Commenced operations on June 7, 1995. All ratios for the period have been  annualized.
(3) For the six month  period  ended May 31,  1999.  All ratios for the period have been annualized.
(4) Commenced operations on April 5, 1995. All ratios for the period have been annualized.
(5) Commenced  operations on April 17, 1995. All ratios for the period have been annualized.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                                                           RATIO OF
                                                                                      RATIO OF          NET INVESTMENT
                                                                  RATIO OF           EXPENSES TO           INCOME TO
                            NET ASSETS        RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                              END OF         EXPENSES TO          INCOME TO      (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
                           PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
                           ------------  ------------------  ------------------  -------------------  -------------------  ---------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           2000*             $  84,885          0.70%              5.12%                0.77%                 5.05%             58%
           2000                 72,570          0.67               4.70                 0.79                  4.58              50
           1999                 56,027          0.67               4.69                 0.78                  4.58              57
           1998                 46,920          0.66               5.19                 0.84                  5.01              39
           1997                 21,988          0.65               5.23                 0.92                  4.96              93
           1996                 10,149          0.65               5.56                 1.00                  5.21              94
Investor Shares
           2000*             $   2,164          0.85%              4.97%                1.60%                 4.22%             58%
           2000                  2,066          0.82               4.50                 1.44                  3.88              50
           1999                  2,799          0.82               4.54                 1.34                  4.02              57
           1998                  3,277          0.81               5.07                 1.33                  4.55              39
           1997                  3,921          0.80               5.05                 1.35                  4.50              93
           1996                  4,192          0.80               5.43                 1.32                  4.91              94
Flex Shares
           2000*             $  75,983          1.10%              4.72%                2.04%                 3.78%             58%
           2000                  5,391          1.07               4.26                 2.04                  3.29              50
           1999                  4,931          1.07               4.22                 2.25                  3.04              57
           1998                  1,413          1.06               4.81                 2.87                  3.00              39
           1997                  1,091          1.05               4.75                 2.51                  3.29              93
           1996(1)               2,423          1.05               5.03                 2.97                  3.11              94
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           2000*             $ 134,180          0.80%              5.95%                0.85%                 5.90%             84%
           2000                 85,420          0.77               5.77                 0.84%                 5.70%             29
           1999                102,167          0.77               5.58                 0.88                  5.47              19
           1998                 34,899          0.76               5.93                 0.92                  5.77              14
           1997                 19,471          0.75               6.19                 1.02                  5.92              21
           1996                 10,277          0.75               6.05                 1.25                  5.55              83
Investor Shares
           2000*             $   1,297          1.20%              5.54%                2.20%                 4.54%             84%
           2000                  1,407          1.17               5.34                 2.14                  4.37              29
           1999                  2,534          1.17               5.17                 1.60                  4.74              19
           1998                  3,225          1.16               5.53                 1.76                  4.93              14
           1997                  2,243          1.15               5.76                 1.79                  5.12              21
           1996                  2,396          1.15               5.68                 2.50                  4.33              83
Flex Shares
           2000*             $   7,341          1.71%              5.04%                2.12%                 4.63%             84%
           2000                  7,750          1.68               4.85                 2.28                  4.25              29
           1999                 11,520          1.68               4.66                 2.08                  4.26              19
           1998                  4,022          1.67               5.02                 2.32                  4.37              14
           1997                  2,801          1.66               5.26                 2.42                  4.50              21
           1996(2)               2,826          1.66               5.18                 2.86                  3.98              83
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
Trust Shares
           2000*             $ 202,414          0.76%              4.28%                0.76%                 4.28%             14%
           2000                202,209          0.76               4.35                 0.76                  4.35              18
           1999(3)             240,083          0.84               4.12                 1.18                  3.78              19
           For years ended November 30:
           1998                243,606          0.79               4.33                 0.97                  4.15              24
           1997                237,096          0.78               4.57                 0.93                  4.42              30
           1996                243,137          0.78               4.35                 0.93                  4.20              25
           1995                 43,373          0.72               4.34                 0.94                  4.12              28
Investor Shares
           2000*             $   6,288          0.79%              4.24%                1.11%                 3.87%             14%
           2000                  6,808          0.79               4.33                 0.94                  4.18              18
           1999(3)               7,706          0.79               4.17                 0.93                  4.03              19
           For years ended November 30:
           1998                  7,899          0.79               4.33                 0.94                  4.18              24
           1997                  7,826          0.79               4.56                 0.94                  4.41              30
           1996                  8,185          0.79               4.12                 0.94                  3.97              25
           1995                  8,649          0.73               4.33                 0.95                  4.11              28
VIRGINIA MUNICIPAL BOND FUND (A)
Trust Shares
           2000*             $  53,268          0.77%              4.50%                0.79%                 4.48%             21%
           2000                 48,980          0.74               4.53                 0.79                  4.48              19
           1999(3)              31,939          0.76               4.20                 1.30                  3.66               7
           For years ended November 30:
           1998                 29,252          0.69               4.41                 1.10                  4.00              28
           1997                 20,044          0.69               4.65                 1.09                  4.25              39
           1996                 15,911          0.71               4.61                 1.11                  4.21              24
           1995(4)               6,247          0.71               4.61                 1.11                  4.21              35
Flex Shares
           2000*             $   5,178          1.68%              3.59%                2.04%                 3.23%             21%
           2000                  5,367          1.65               3.61                 2.08                  3.18              19
           1999(3)               6,939          1.65               3.32                 1.91                  3.06               7
           For years ended November 30:
           1998                  3,697          1.64               3.46                 1.92                  3.18              28
           1997                  1,476          1.60               3.73                 2.00                  3.33              39
           1996                    787          1.57               3.73                 1.97                  3.33              24
           1995(5)                 628          1.57               3.76                 1.97                  3.36              35

(A) On May 24, 1999, the CrestFund Virginia Intermediate Municipal Bond and the CrestFund Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate Municipal Bond and the Virginia Municipal Bond Funds, respectively. The CrestFund Virginia Intermediate Municipal Bond and the CrestFund Virginia Municipal Bond Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-five funds as of November 30, 2000: the Balanced Fund, the Capital Appreciation Fund, the Core Equity Fund, the E-Commerce Opportunity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Moderate Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Aggressive Growth Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, and the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds" or the "Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund (formerly the Tax-Free Money Market Fund), the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government
Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Fixed Income Funds. The financial statements of the Equity Funds, the Retail Money Market Funds and the Institutional Money Market Funds are not presented herein, but are presented separately.

On February 15, 2000 and December 9, 1999, respectively, the Board of Trustees of the STI Classic Funds Inc. and Board of Directors of the ESC Strategic Funds Inc. approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the ESC Strategic Income Fund in exchange for the issuance of shares in the STI Classic High Income Fund in a tax-free reorganization that took place at the close of business on March 27, 2000. The STI Classic High Income Fund had not commenced operations prior to this merger (see Note 9).

Subsequent to March, 31, 2000, the High Income Fund's fiscal year end was changed to May 31, in order to be consistent with the year end of each of the other STI Classic Funds.

2. Significant Accounting Policies:

The following is a summary of significant  accounting  policies  followed by the
Trust:

     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described above, the STI Classic High Income Fund acquired the ESC Strategic Income Fund in a tax-free business combination. While this Fund now exists as a STI Classic Fund,the surviving fund for accounting purposes is the ESC Strategic Income Fund. In accordance with accounting principles generally accepted in the United States, the financial statements presented herein represent those of the accounting survivor. Accordingly, the Statements of Changes in Net Assets and Financial Highlights presented for the periods prior to and ending on May 31, 2000 reflect activity beginning on the first day of the accounting survivor's fiscal year.

     SECURITY VALUATION -- Investment securities held by the Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

     Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each fund is calculated each business day, by dividing the total value of each fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Florida Tax-Exempt
     Bond, the Georgia Tax-Exempt Bond, the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the U.S. Government Securities, and the Virginia Intermediate Municipal Bond Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% for either the net asset value of the shares at the time of purchase or the net asset value of the shares next calculated after the Fund receives the sale request, whichever is less. The CDSC will not apply to shares redeemed after such time.

     TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     OTHER -- Expenses that are directly related to a specific fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for each of the Fixed Income Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $930,925 for the six month period ended November 30, 2000.

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to March 27, 2000, administrative and accounting services were provided to the ESC Strategic Income Fund by BISYS Fund Services Limited Partnership who was entitled to receive a fee at an annual rate of .15% of the average daily net assets of the ESC Strategic Income Fund.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

Prior to March 27, 2000, transfer and dividend disbursing agent services were provided to the ESC Strategic Income Fund by BISYS Fund Services Inc. for which it received a fee of $15 per account per year subject to a minimum fee of $15,000.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

Prior to March 27, 2000, BISYS Fund Services served as distributor pursuant to an agreement with the ESC Strategic Income Fund.

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., Trusco Capital Management and SunTrust Bank, Atlanta have entered into advisory agreements dated May 29, 1992, June 15, 1993, and December 20, 1993 respectively.


Effective June 30, 2000, SunTrust Banks, Inc. reorganized all of the investment management functions of its three institutional money management units, including SunTrust Bank, Atlanta into Trusco Capital Management, Inc. (the "Investment Adviser").

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                           MAXIMUM
                                                            FLEX
                                                            SHARE
                                                 MAXIMUM    DISTRI-
                                      MAXIMUM   INVESTOR    BUTION
                                       ANNUAL     SHARE      AND
                                      ADVISORY    DISTRI-   SERVICE
                                        FEE    BUTION FEE    FEE
                                     ------------------------------
Florida Tax-Exempt Bond Fund .........   .65%     .18%    1.00%
Georgia Tax-Exempt Bond Fund .........   .65%     .18%    1.00%
HighIncome Fund ......................    80%      --     1.00%
Investment Grade Bond Fund ...........   .74%     .43%    1.00%
Investment Grade Tax-Exempt
 Bond Fund ...........................   .74%     .43%    1.00%
Limited-Term Federal Mortgage
 Securities Fund .....................   .65%     .23%    1.00%
Maryland Municipal Bond Fund .........   .65%      --     1.00%
Short-Term Bond Fund .................   .65%     .23%    1.00%
Short-Term U.S. Treasury
 Securities Fund......................   .65%     .18%    1.00%
U.S. Government Securities Fund ......   .74%     .38%    1.00%
Virginia Intermediate Municipal
 Bond Fund ...........................   .65%     .15%      --
Virginia Municipal Bond Fund .........   .65%      --     1.00%

The Investment Adviser and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to March 27, 2000 SunTrust Equitable Securities Corporation ("STES") provided investment advisory services to the ESC Strategic Income Fund. STES was paid for advisory services at an annual rate of 1.00% of average daily net assets of the Fund, and agreed to waive and reimburse their fee in order to limit operating expenses to a maximum of 2.00% of average daily net assets of the Class A shares, and 2.50% of the Class D shares.

SunTrust Bank, Atlanta, acts as custodian for all of the Funds. Fees of the Custodian are paid on the basis of net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended November 30, 2000, were as follows:

                                        PURCHASES   SALES
                                          (000)     (000)
                                      --------------------
Florida Tax-Exempt Bond Fund ........   $ 32,914  $ 21,481
Georgia Tax-Exempt Bond Fund ........     12,627    16,915
 High Income Fund ...................      2,198    88,529
Investment Grade Bond Fund ..........    155,136   145,694
Investment Grade Tax-Exempt
 Bond Fund ..........................    148,712   144,283
Limited-Term Federal Mortgage
   Securities Fund ..................         --        --
Maryland Municipal Bond Fund ........     10,109     6,329
Short-Term Bond Fund ................     46,713    30,595
Short-Term U.S. Treasury
 Securities Fund ....................         --        --
U.S. Government Securities Fund .....         --         5
Virginia Intermediate Municipal
 Bond Fund ..........................     25,996    27,024
Virginia Municipal Bond Fund ........     12,945    10,003

The cost of purchases and proceeds from sales of U.S. Government securities were:

                                        PURCHASES   SALES
                                          (000)     (000)
                                      --------------------
 Investment Grade Bond Fund .........   $139,317  $256,464
 Limited-Term Federal Mortgage
   Securities Fund ..................    323,774   319,859
 Maryland Municipal Bond Fund .......         --        --
 Short-Term Bond Fund ...............     52,379    52,759
 Short-Term U.S. Treasury
   Securities Fund ..................     41,578    33,858
 U.S. Government Securities Fund ....    135,267    97,938

At November 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at November 30, 2000, were as follows:

                              AGGREGATE     AGGREGATE        NET
                                GROSS        GROSS        UNREALIZED
                             UNREALIZED    UNREALIZED    APPRECIATION
                            APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                (000)        (000)           (000)
                            ------------  ------------  --------------
 Florida Tax-Exempt Bond Fund   $ 2,521   $   (803)      $  1,718
 Georgia Tax-Exempt Bond Fund     1,399       (467)           932
 High Income Fund ...........        46       (398)          (352)
 Investment Grade Bond Fund .    22,411    (55,675)       (33,264)
 Investment Grade Tax-Exempt
   Bond Fund ................     2,856       (207)         2,649
 Limited-Term Federal Mortgage
   Securities Fund ..........       456       (348)           108
 Maryland Municipal Bond Fund       270       (313)           (43)
 Short-Term Bond Fund .......     1,283     (1,246)            37
 Short-Term U.S. Treasury
   Securities Fund ..........       466       (226)           240
 U.S. Government Securities
   Fund .....................     1,480       (852)           628
 Virginia Intermediate
   Municipal Bond Fund ......     2,714     (2,325)           389
 Virginia Municipal Bond Fund     1,148       (458)           690

Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred to 2000 and can be used to offset future capital gains after May 31, 2000. The Funds also had capital losscarryforwards at May 31, 2000 as follows:

                                                                                       POST
                                                                                      10/31
           CARRYOVER  EXPIRES  EXPIRES  EXPIRES  EXPIRES  EXPIRES  EXPIRES  EXPIRES  DEFERRED
           5/31/00     2002     2003     2004     2005     2006     2007     2008      LOSS
            (000)      (000)    (000)    (000)    (000)    (000)    (000)    (000)    (000)
           ---------  -------  -------  -------  -------  -------  -------  -------  --------
Florida
 Tax-Exempt
 Bond
 Fund ..   $ 1,224     $ --     $ --     $ --     $ --    $   --    $ --   $  1,224  $ 1,039
Georgia
 Tax-Exempt
 Bond
 Fund ..       398       --       --       --       --        --      --        398      438
High Income
 Fund ..       768       --       --       --       --        --      61        707       --
Investment
 Grade Bond
 Fund ..    14,208       --       --       --       --     3,029      --     11,179   27,768
Investment
 Grade
 Tax-Exempt
 Bond
 Fund ..     2,622       --       --       --       --        --      --      2,622    2,053
Limited-Term
 Federal
 Mortgage
 Securities
 Fund ..     2,189       --       --       --       --        --      --      2,189    1,288
Maryland
 Municipal
 Bond
 Fund ..        22       --       --       --       --        --      19          3      233
Short-Term
 Bond Fund   3,701      528      254      555      284     1,134      --        946    1,178
Short-Term
 U.S. Treasury
 Securities
 Fund ..        --       --       --       --       --        --      --         --       15
U.S. Government
 Securities
 Fund ..     1,636       --       --       --       --       792      --        844      911
Virginia
 Intermediate
 Municipal
 Bond
 Fund ..        --       --       --       --       --        --      --         --    2,062
Virginia
 Municipal
 Bond
 Fund ..        53       --       --       --       --        --      --         53      490

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

7. Capital Share Transactions:
Capital Share Transactions for the funds were as follows (000):

                                                   FLORIDA TAX-EXEMPT       GEORGIA TAX-EXEMPT
                                                        BOND FUND                BOND FUND               HIGH INCOME FUND
                                                  ---------------------   ---------------------   ------------------------------
                                                  06/01/00-   06/01/99-   06/01/00-   06/01/99-   06/01/00-  04/01/00- 04/01/99-
                                                  11/30/00    05/31/00    11/30/00    05/31/00    11/30/00   05/31/00  03/31/00
                                                  ---------   ---------   ---------   ---------   ---------  --------- ---------
  Trust Shares:
    Shares Issued ................................    876      2,797        1,149       2,757         --        --          --
    Shares Issued in Connection with Crestar Merger    --         --           --          --         --        --          --
    Shares Issued in Lieu of Cash Distributions ..     23         87           45         140         --        --          --
    Shares Redeemed ..............................   (894)    (4,835)      (1,491)     (3,069)        --        --          --
                                                     ----     ------       ------      ------       ----       ---        ----
  Net Trust Share Transactions ...................      5     (1,951)        (297)       (172)        --        --          --
                                                     ----     ------       ------      ------       ----       ---        ----
  Investor Shares:
    Shares Issued ................................     15         16            4          58         --        --          --
    Shares Issued in Connection with Crestar Merger    --         --           --          --         --        --          --
    Shares Issued in Lieu of Cash Distributions ..      4         12            3          11         --        --          --
    Shares Redeemed ..............................    (33)      (101)          (6)       (177)        --        --          --
                                                     ----     ------       ------      ------       ----       ---        ----
  Net Investor Share Transactions ................    (14)       (73)           1        (108)        --        --          --
                                                     ----     ------       ------      ------       ----       ---        ----
  Flex Shares:
    Shares Issued ................................     93        287          126         196        600       147          99
    Shares Issued in Connection with ESC Merger ..     --         --           --          --         --        --          44
    Shares Issued in Lieu of Cash Distributions ..     12         42           13          42         14         2          50
    Shares Redeemed ..............................   (135)      (748)        (119)       (641)      (155)      (14)       (678)
                                                     ----     ------       ------      ------       ----       ---        ----
  Net Flex Share Transactions ....................    (30)      (419)          20        (403)       459       135        (485)
                                                     ----     ------       ------      ------       ----       ---        ----
  Class D:
    Shares Issued ................................     --         --           --          --         --        --           5
    Shares Issued in Connection with Merger ......     --         --           --          --         --        --         (44)
    Shares Issued in Lieu of Cash Distributions ..     --         --           --          --         --        --           4
    Shares Redeemed ..............................     --         --           --          --         --        --         (21)
                                                     ----     ------       ------      ------       ----       ---        ----
  Net Class D Transactions .......................     --         --           --          --         --        --         (56)
                                                     ----     ------       ------      ------       ----       ---        ----
  Net Change in Capital Shares ...................    (39)    (2,443)        (276)       (683)       459       135        (541)
                                                     ====     ======       ======      ======       ====       ===        ====

                                                                     SHORT-TERM                    SHORT-TERM U.S. TREASURY
                                                                      BOND FUND                         SECURITIES FUND
                                                             ---------------------------          --------------------------
                                                             06/01/00-         06/01/99-          06/01/00-        06/01/99-
                                                             11/30/00          05/31/00           11/30/00         05/31/00
                                                             ---------         ---------          ---------        ---------
  Trust Shares:
    Shares Issued ..........................................   4,540             5,302             3,099             3,158
    Shares Issued in Connection with Crestar Merger ........      --                --                --                --
    Shares Issued in Lieu of Cash Distributions ............     220               478                57               145
    Shares Redeemed ........................................  (3,204)           (8,249)           (2,006)           (1,567)
                                                              ------            ------            ------            ------
  Net Trust Share Transactions .............................   1,556            (2,469)            1,150             1,736
                                                              ------            ------            ------            ------
  Investor Shares:
    Shares Issued ..........................................      20                41                15                75
    Shares Issued in Lieu of Cash Distributions ............       3                 9                 5                13
    Shares Redeemed ........................................     (33)              (84)              (13)             (159)
                                                              ------            ------            ------            ------
  Net Investor Share Transactions ..........................     (10)              (34)                7               (71)
                                                              ------            ------            ------            ------
  Flex Shares:
    Shares Issued ..........................................      47               119               172               341
    Shares Issued in Connection with Crestar Merger ........      --                --                --                --
    Shares Issued in Lieu of Cash Distributions ............       5                11                11                22
    Shares Redeemed ........................................     (72)             (152)             (131)             (311)
                                                              ------            ------            ------            ------
  Net Flex Share Transactions ..............................     (20)              (22)               52                52
                                                              ------            ------            ------            ------
  Net Change in Capital Shares .............................   1,526            (2,525)            1,209             1,717
                                                              ======            ======            ======            ======

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                       INVESTMENT GRADE         INVESTMENT GRADE TAX-        LIMITED-TERM FEDERAL
                                                           BOND FUND              EXEMPT BOND FUND         MORTGAGE SECURITIES FUND
                                                    -----------------------   -------------------------    ------------------------
                                                    06/01/00-     06/01/99-   06/01/00-       06/01/99-    06/01/00-      06/01/99-
                                                    11/30/00      05/31/00    11/30/00        05/31/00     11/30/00       05/31/00
                                                    ---------     ---------   ---------       ---------    ---------      ---------
  Trust Shares:
    Shares Issued ...............................     9,021        25,331         833            2,710        3,278         5,423
    Shares Issued in Connection with Crestar Merger      --            --          --               --          --             --
    Shares Issued in Lieu of Cash Distributions .     1,380         3,675          46              254         208            492
    Shares Redeemed .............................   (26,521)      (35,746)     (1,808)          (5,846)      (5,038)       (6,485)
                                                    -------      --------      ------           ------       ------        ------
  Net Trust Share Transactions ..................   (16,120)       (6,740)       (929)          (2,882)      (1,552)         (570)
                                                    -------      --------      ------           ------       ------        ------
  Investor Shares:
    Shares Issued ...............................       274           331          56               63           18            31
    Shares Issued in Connection with Crestar Merger      --            --          --               --           --            --
    Shares Issued in Lieu of Cash Distributions .        61           167          26               91            3            10
    Shares Redeemed .............................      (590)       (1,516)       (194)            (600)         (41)         (140)
                                                    -------      --------      ------           ------       ------        ------
  Net Investor Share Transactions ...............      (255)       (1,018)       (112)            (446)         (20)          (99)
                                                    -------      --------      ------           ------       ------        ------
  Flex Shares:
    Shares Issued ...............................       227           958         195              650           16            81
    Shares Issued in Connection with ESC Merger .        --            --          --               --           --            --
    Shares Issued in Lieu of Cash Distributions .        49           123          19               62            4            10
    Shares Redeemed .............................      (524)       (1,500)       (327)            (825)         (55)         (127)
                                                    -------      --------      ------           ------       ------        ------
  Net Flex Share Transactions ...................      (248)         (419)       (113)            (113)         (35)          (36)
                                                    -------      --------      ------           ------       ------        ------
  Class D:
    Shares Issued ...............................        --            --          --               --           --            --
    Shares Issued in Connection with Merger .....        --            --          --               --           --            --
    Shares Issued in Lieu of Cash Distributions .        --            --          --               --           --            --
    Shares Redeemed .............................        --            --          --               --           --            --
                                                    -------      --------      ------           ------       ------        ------
  Net Class D Transactions ......................        --            --          --               --           --
                                                    -------      --------      ------           ------       ------        ------
  Net Change in Capital Shares ..................   (16,623)       (8,177)     (1,154)          (3,441)      (1,607)         (705)
                                                    =======      ========      ======           ======       ======        ======

[table continued]

                                                          MARYLAND MUNICIPAL
                                                               BOND FUND
                                                        -----------------------
                                                        06/01/00-     06/01/99-
                                                        11/30/00      05/31/00
                                                        ---------     ----------
  Trust Shares:
    Shares Issued ......................................    157         1,921
    Shares Issued in Connection with Crestar Merger ....     --            --
    Shares Issued in Lieu of Cash Distributions ........     14            21
    Shares Redeemed ....................................   (283)       (2,122)
                                                           ----        ------
  Net Trust Share Transactions .........................   (112)         (180)
                                                           ----        ------
  Investor Shares:
    Shares Issued ......................................     --            --
    Shares Issued in Connection with Crestar Merger ....     --            --
    Shares Issued in Lieu of Cash Distributions ........     --            --
    Shares Redeemed ....................................     --            --
                                                           ----        ------
  Net Investor Share Transactions ......................     --            --
                                                           ----        ------
  Flex Shares:
    Shares Issued ......................................    121           237
    Shares Issued in Connection with ESC Merger ........     --           --
    Shares Issued in Lieu of Cash Distributions ........     10           23
    Shares Redeemed ....................................   (131)         (370)
                                                           ----        ------
  Net Flex Share Transactions ..........................     --          (110)
                                                           ----        ------
  Class D:
    Shares Issued ......................................     --            --
    Shares Issued in Connection with Merger ............     --            --
    Shares Issued in Lieu of Cash Distributions ........     --            --
    Shares Redeemed ....................................     --            --
                                                           ----        ------
  Net Class D Transactions .............................     --            --
                                                           ----        ------
  Net Change in Capital Shares .........................   (112)         (290)
                                                           ====        ======


                                                             U.S. GOVERNMENT
                                                             SECURITIES FUND         VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                                       --------------------------    -----------------------------------------
                                                       06/01/00-        06/01/99-           06/01/00-         06/01/99-
                                                       11/30/00         05/31/00            11/30/00          05/31/00
                                                       ---------        ---------           ---------         ---------
  Trust Shares:
    Shares Issued ...................................    6,876           2,790                1,071             2,693
    Shares Issued in Connection with Crestar Merger .       --              --                   --                --
    Shares Issued in Lieu of Cash Distributions .....       96             127                    6                98
    Shares Redeemed .................................   (2,562)         (4,192)              (1,777)           (5,235)
                                                        ------          ------               ------            ------
  Net Trust Share Transactions ......................    4,410          (1,275)                (700)           (2,444)
                                                        ------          ------               ------            ------
  Investor Shares:
    Shares Issued ...................................       34              41                   71               147
    Shares Issued in Lieu of Cash Distributions .....        3              11                   11                29
    Shares Redeemed .................................      (54)           (156)                (158)             (221)
                                                        ------          ------               ------            ------
  Net Investor Share Transactions ...................      (17)           (104)                 (76)              (45)
                                                        ------          ------               ------            ------
  Flex Shares:
    Shares Issued ...................................       84             238                   --                --
    Shares Issued in Connection with Crestar Merger .       --              --                   --                --
    Shares Issued in Lieu of Cash Distributions .....       15              44                   --                --
    Shares Redeemed .................................     (170)           (616)                  --                --
                                                        ------          ------               ------            ------
  Net Flex Share Transactions .......................      (71)           (334)                  --                --
                                                        ------          ------               ------            ------
  Net Change in Capital Shares ......................    4,322          (1,713)                (776)           (2,489)
                                                        ======          ======               ======            ======


[table continued]

                                                          VIRGINIA MUNICIPAL BOND FUND
                                                          ----------------------------
                                                             06/01/00-     06/01/99-
                                                             11/30/00      05/31/00
                                                             ---------     ----------
  Trust Shares:
    Shares Issued ...........................................    586         3,311
    Shares Issued in Connection with Crestar Merger .........     --            --
    Shares Issued in Lieu of Cash Distributions .............     23            26
    Shares Redeemed .........................................   (405)       (1,318)
                                                                ----        ------
  Net Trust Share Transactions ..............................    204         2,019
                                                                ----        ------
  Investor Shares:
    Shares Issued ...........................................     --            --
    Shares Issued in Lieu of Cash Distributions .............     --            --
    Shares Redeemed .........................................     --            --
                                                                ----        ------
  Net Investor Share Transactions ...........................     --            --
                                                                ----        ------
  Flex Shares:
    Shares Issued ...........................................     56            --
    Shares Issued in Connection with Crestar Merger .........     --           161
    Shares Issued in Lieu of Cash Distributions .............      6            15
    Shares Redeemed .........................................   (105)         (284)
                                                                ----        ------
  Net Flex Share Transactions ...............................    (43)         (108)
                                                                ----        ------
  Net Change in Capital Shares ..............................    161         1,911
                                                                ====        ======

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

8. Concentration of Credit Risk:

The Investment Grade Bond Fund and the Short-Term Bond Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the investment adviser to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Maryland Municipal Bond Fund, the Virginia Intermediate Municipal Bond Fund, and the Virginia Municipal Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage-related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

The High Income Fund that invests in high yield instruments is subject to certain credit and market risks. The yields of high debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risks of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary marketing trading.

9. ESC Strategic Funds Merger

The Board of Directors and shareholders of the ESC Strategic Funds approved a reorganization of the ESC Strategic Income Fund into STI Classic High Income Fund which took place during March 2000.

The following table summarizes certain relevant information of the Funds prior to and immediately after the business combinations in March 2000 and is unaudited:

                                 OUTSTANDING        UNREALIZED
                                  ON MERGER        APPRECIATION
ESC STRATEGIC FUNDS                 DATE          (DEPRECIATION)
----------------------         -------------      --------------
 ESC Strategic Income
   Class D .................       213,037          $(133,549)

                             SHARES ISSUED  NET ASSETS    NAV
                              IN BUSINESS      AFTER      PER
STI CLASSIC FUNDS            COMBINATION    COMBINATION  SHARE
-----------------            -------------  -----------  -----
High Income
  Flex Shares ..............   213,037      $1,697,825   $7.97

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

10.  Shareholder Voting Results:

There was a special meeting of shareholders held on October 27, 2000 and continued on November 10, 2000, at which the shareholders of the Funds were asked to consider several proposals. The following were the results of the vote by proposal:

PROPOSAL 1: TO CONSIDER AND ACT UPON A PROPOSAL TO ELECT MEMBERS TO THE BOARD OF TRUSTEES OF THE TRUST.

1.  Approval of the of election of Thomas Gallagher.

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For          9,384,024,469          99.76%           69.87%
Withheld        22,376,293           0.24%            0.16%
           ---------------    ------------      -----------
             9,406,400,762         100.00%           70.03%

2. Approval of the of election of James O. Robbins.

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For          9,384,046,726          99.76%           69.87%
Withheld        22,354,036           0.24%            0.16%
           ---------------    ------------      -----------
             9,406,400,762         100.00%           70.03%

3. Approval of the of election of F. Wendell Gooch.

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For          9,384,006,466          99.76%           69.87%
Withheld        22,394,296           0.24%            0.16%
           ---------------    ------------      -----------
             9,406,400,762         100.00%           70.03%

4. Approval of the of election of Wilton Looney.

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For          9,379,720,005          99.72%           69.84%
Withheld        26,680,757           0.28%            0.20%
           ---------------    ------------      -----------
             9,406,400,762         100.00%           70.04%

5. Approval of the of election of Jonathan T. Walton.

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For          9,379,944,586          99.72%           69.84%
Withheld        26,456,176           0.28%            0.19%
           ---------------    ------------      -----------
             9,406,400,762         100.00%           70.03%


PROPOSAL  2: TO APPROVE  THE  ADOPTION OF  STANDARDIZED  INVESTMENT  POLICIES BY
REVISING OR ELIMINATING  CERTAIN OF THE TRUST'S CURRENT  FUNDAMENTAL  INVESTMENT
POLICIES:

2.1. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING DIVERSIFICATION.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,502,620          92.90%           91.56%
Against             43,370           0.42%            0.41%
Abstain              4,676           0.04%            0.04%
Broker Non-Vote    678,165           6.62%            6.53%
           ---------------    ------------      -----------
                10,228,831         100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,198,075          90.97%           85.65%
Against             42,013           0.46%            0.43%
Abstain              7,282           0.08%            0.07%
Broker Non-Vote    763,654           8.47%            7.97%
           ---------------    ------------      -----------
                 9,011,024         100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For                229,956          87.12%           43.62%
Against              3,807           1.44%            0.72%
Abstain              2,182           0.82%            0.41%
Broker Non-Vote     27,986          10.60%            5.30%
           ---------------    ------------      -----------
                   263,931         100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             80,574,739          96.66%           84.20%
Against            129,329           0.15%            0.13%
Abstain            121,027           0.14%            0.12%
Broker Non-Vote  2,531,738           3.03%            2.64%
           ---------------    ------------      -----------
                83,356,833         100.00%           87.11%


INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             10,982,775          88.66%           81.61%
Against             26,564           0.21%            0.19%
Abstain             45,021           0.36%            0.33%
Broker Non-Vote  1,332,101          10.75%            9.89%
           ---------------    ------------      -----------
                12,386,461         100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             12,558,674          98.41%           94.66%
Against               480            0.00%            0.00%
Abstain             17,909           0.14%            0.13%
Broker Non-Vote    183,327           1.43%            1.38%
           ---------------    ------------      -----------
                12,760,390         100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              2,315,529          81.67%           66.63%
Against             28,861           1.01%            0.83%
Abstain             16,321           0.57%            0.46%
Broker Non-Vote    474,304          16.73%           13.64%
           ---------------    ------------      -----------
                 2,835,015         100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             19,254,032          98.61%           92.94%
Against              5,226           0.02%            0.02%
Abstain             14,039           0.07%            0.06%
Broker Non-Vote    251,650           1.28%            1.21%
           ---------------    ------------      -----------
                19,524,947         100.00%           94.24%

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,545,003          93.76%           89.06%
Against              5,514           0.06%            0.05%
Abstain             18,812           0.20%            0.19%
Broker Non-Vote    543,499           5.96%            5.66%
           ---------------    ------------      -----------
                 9,112,828         100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,854,313          93.20%           87.73%
Against              9,329           0.08%            0.08%
Abstain              9,501           0.08%            0.08%
Broker Non-Vote    700,014           6.62%            6.23%
           ---------------    ------------      -----------
                10,573,157         100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             20,103,657          98.22%           95.34%
Against              2,312           0.01%            0.01%
Abstain             12,058           0.05%            0.05%
Broker Non-Vote    349,170           1.70%            1.65%
           ---------------    ------------      -----------
                20,467,197         100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              4,948,027          92.80%           87.75%
Against                 --           0.00%            0.00%
Abstain             11,026           0.20%            0.19%
Broker Non-Vote    372,855           6.99%            6.61%
           ---------------    ------------      -----------
                 5,331,908         100.00%           94.55%


2.2. TO ELIMINATE THE POLICIES CONCERNING INVESTING FOR CONTROL.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total

          ---------------    ------------      -----------
For              9,522,737          93.09%           91.75%
Against              9,224           0.09%            0.08%
Abstain             18,705           0.18%            0.18%
Broker Non-Vote    678,165           6.62%            6.53%
           ---------------    ------------      -----------
                10,228,831         100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,182,039          90.80%           85.48%
Against             58,049           0.64%            0.60%
Abstain              7,282           0.08%            0.07%
Broker Non-Vote    763,654           8.47%            7.97%
           ---------------    ------------      -----------
                 9,011,024         100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For                228,644          86.63%           43.37%
Against              5,119           1.93%            0.97%
Abstain              2,182           0.82%            0.41%
Broker Non-Vote     27,986          10.60%            5.30%
           ---------------    ------------      -----------
                   263,931         100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             80,424,307          96.48%           84.04%
Against            270,800           0.32%            0.28%
Abstain            129,987           0.15%            0.13%
Broker Non-Vote  2,531,739           3.03%            2.64%
           ---------------    ------------      -----------
                83,356,833         100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             10,985,110          88.68%           81.63%
Against             29,564           0.23%            0.21%
Abstain             39,686           0.32%            0.29%
Broker Non-Vote  1,332,101          10.75%            9.89%
           ---------------    ------------      -----------
                12,386,461         100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             12,558,674          98.41%           94.66%
Against               480            0.00%            0.00%
Abstain             17,909           0.14%            0.13%
Broker Non-Vote    183,327           1.43%            1.38%
           ---------------    ------------      -----------
                12,760,390         100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              2,313,672          81.61%           66.58%
Against             43,457           1.53%            1.25%
Abstain              3,582           0.12%            0.10%
Broker Non-Vote    474,304          16.73%           13.64%
           ---------------    ------------      -----------
                 2,835,015         100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             19,222,520          98.45%           92.78%
Against             36,738           0.18%            0.17%
Abstain             14,039           0.07%            0.06%
Broker Non-Vote    251,650           1.28%            1.21%
           ---------------    ------------      -----------
                19,524,947         100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,532,717          93.63%           88.93%
Against             17,294           0.18%            0.18%
Abstain             19,318           0.21%            0.20%
Broker Non-Vote    543,499           5.96%            5.66%
           ---------------    ------------      -----------
                 9,112,828         100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,850,429          93.16%           87.70%
Against             12,717           0.12%            0.11%
Abstain              9,997           0.09%            0.08%
Broker Non-Vote    700,014           6.62%            6.23%
           ---------------    ------------      -----------
                10,573,157         100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             20,102,926          98.22%           95.34%
Against              2,312           0.01%            0.01%
Abstain             12,789           0.06%            0.06%
Broker Non-Vote    349,170           1.70%            1.65%
           ---------------    ------------      -----------
                20,467,197         100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              4,948,547          92.81%           87.76%
Against                 --           0.00%            0.00%
Abstain             10,506           0.19%            0.18%
Broker Non-Vote    372,855           6.99%            6.61%
           ---------------    ------------      -----------
                 5,331,908         100.00%           94.56%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

2.3. TO REVISE THE FUNDAMENTAL INVESTMENT POLICY CONCERNING BORROWING.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,527,063          93.13%           91.80%
Against             10,780           0.10%            0.10%
Abstain             12,823           0.12%            0.12%
Broker Non-Vote    678,165           6.62%            6.53%
           ---------------    ------------      -----------
                10,228,831         100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,176,529          90.73%           85.42%
Against             63,559           0.70%            0.66%
Abstain              7,282           0.08%            0.07%
Broker Non-Vote    763,654           8.47%            7.97%
           ---------------    ------------      -----------
                 9,011,024         100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For                233,763          88.56%           44.34%
Against                 --           0.00%            0.00%
Abstain              2,182           0.82%            0.41%
Broker Non-Vote     27,986          10.60%            5.30%
           ---------------    ------------      -----------
                   263,931         100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             80,378,335          96.42%           84.00%
Against            269,181           0.32%            0.28%
Abstain            177,579           0.21%            0.18%
Broker Non-Vote  2,531,738           3.03%            2.64%
           ---------------    ------------      -----------
                83,356,833         100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             10,972,758          88.58%           81.54%
Against             35,046           0.28%            0.26%
Abstain             46,556           0.37%            0.34%
Broker Non-Vote  1,332,101          10.75%            9.89%
           ---------------    ------------      -----------
                12,386,461         100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             12,552,041          98.36%           94.61%
Against              7,113           0.05%            0.05%
Abstain             17,909           0.14%            0.13%
Broker Non-Vote    183,327           1.43%            1.38%
           ---------------    ------------      -----------
                12,760,390         100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              2,311,714          81.54%           66.52%
Against             45,415           1.60%            1.30%
Abstain              3,582           0.12%            0.10%
Broker Non-Vote    474,304          16.73%           13.64%
           ---------------    ------------      -----------
                 2,835,015         100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             19,235,101          98.51%           92.84%
Against             24,157           0.12%            0.11%
Abstain             14,039           0.07%            0.06%
Broker Non-Vote    251,650           1.28%            1.21%
           ---------------    ------------      -----------
                19,524,947         100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,538,887          93.70%           89.00%
Against              4,738           0.05%            0.04%
Abstain             25,704           0.28%            0.26%
Broker Non-Vote    543,499           5.96%            5.66%
           ---------------    ------------      -----------
                 9,112,828         100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,849,927          93.15%           87.70%
Against             13,716           0.12%            0.12%
Abstain              9,500           0.08%            0.08%
Broker Non-Vote    700,014           6.62%            6.23%
           ---------------    ------------      -----------
                10,573,157         100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             20,101,420          98.21%           95.33%
Against              4,549           0.02%            0.02%
Abstain             12,058           0.05%            0.05%
Broker Non-Vote    349,170           1.70%            1.65%
           ---------------    ------------      -----------
                20,467,197         100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              4,925,866          92.38%           87.35%
Against             22,681           0.42%            0.40%
Abstain             10,506           0.19%            0.18%
Broker Non-Vote    372,855           6.99%            6.61%
           ---------------    ------------      -----------
                 5,331,908         100.00%           94.55%

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

2.4. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING PLEDGING, MORTGAGING OR HYPOTHECATING ASSETS.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,499,939          92.87%           91.54%
Against             18,602           0.18%            0.17%
Abstain             32,125           0.31%            0.30%
Broker Non-Vote    678,165           6.62%            6.53%
           ---------------    ------------      -----------
                10,228,831         100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,183,119          90.81%           85.49%
Against             56,969           0.63%            0.59%
Abstain              7,282           0.08%            0.07%
Broker Non-Vote    763,654           8.47%            7.97%
           ---------------    ------------      -----------
                 9,011,024         100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For                233,763          88.56%           44.34%
Against                 --           0.00%            0.00%
Abstain              2,182           0.82%            0.41%
Broker Non-Vote     27,986          10.60%            5.30%
           ---------------    ------------      -----------
                   263,931         100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             80,413,437          96.46%           84.03%
Against            285,782           0.34%            0.29%
Abstain            125,876           0.15%            0.13%
Broker Non-Vote  2,531,738           3.03%            2.64%
           ---------------    ------------      -----------
                83,356,833         100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             10,974,354          88.59%           81.55%
Against             35,438           0.28%            0.26%
Abstain             44,568           0.35%            0.33%
Broker Non-Vote  1,332,101          10.75%            9.89%
           ---------------    ------------      -----------
                12,386,461         100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             12,558,674          98.41%           94.66%
Against               480            0.00%            0.00%
Abstain             17,909           0.14%            0.13%
Broker Non-Vote    183,327           1.43%            1.38%
           ---------------    ------------      -----------
                12,760,390         100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              2,311,183          81.52%           66.50%
Against             45,946           1.62%            1.32%
Abstain              3,582           0.12%            0.10%
Broker Non-Vote    474,304          16.73%           13.64%
           ---------------    ------------      -----------
                 2,835,015         100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             19,221,106          98.44%           92.78%
Against             38,152           0.19%            0.18%
Abstain             14,039           0.07%            0.06%
Broker Non-Vote    251,650           1.28%            1.21%
           ---------------    ------------      -----------
                19,524,947         100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,536,108          93.67%           88.97%
Against             12,839           0.14%            0.13%
Abstain             20,382           0.22%            0.21%
Broker Non-Vote    543,499           5.96%            5.66%
           ---------------    ------------      -----------
                 9,112,828         100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,849,424          93.15%           87.69%
Against             12,187           0.11%            0.10%
Abstain             11,532           0.10%            0.10%
Broker Non-Vote    700,014           6.62%            6.23%
           ---------------    ------------      -----------
                10,573,157         100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             20,097,571          98.19%           95.31%
Against              8,398           0.04%            0.03%
Abstain             12,058           0.05%            0.05%
Broker Non-Vote    349,170           1.70%            1.65%
           ---------------    ------------      -----------
                20,467,197         100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              4,925,866          92.38%           87.35%
Against             22,681           0.42%            0.40%
Abstain             10,506           0.19%            0.18%
Broker Non-Vote    372,855           6.99%            6.61%
           ---------------    ------------      -----------
                 5,331,908         100.00%           94.55%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

2.5. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING SECURITIES LENDING.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,523,892          93.10%           91.77%
Against             18,602           0.18%            0.17%
Abstain              8,172           0.07%            0.07%
Broker Non-Vote    678,165           6.62%            6.53%
           ---------------    ------------      -----------
                10,228,831         100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,183,119          90.81%           85.49%
Against             56,969           0.63%            0.59%
Abstain              7,282           0.08%            0.07%
Broker Non-Vote    763,654           8.47%            7.97%
           ---------------    ------------      -----------
                 9,011,024         100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For                233,763          88.56%           44.34%
Against                 --           0.00%            0.00%
Abstain              2,182           0.82%            0.41%
Broker Non-Vote     27,986          10.60%            5.30%
           ---------------    ------------      -----------
                   263,931         100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             80,491,100          96.56%           84.11%
Against            210,818           0.25%            0.22%
Abstain            123,177           0.14%            0.12%
Broker Non-Vote  2,531,738           3.03%            2.64%
           ---------------    ------------      -----------
                83,356,833         100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             10,984,374          88.68%           81.63%
Against             23,430           0.18%            0.17%
Abstain             46,556           0.37%            0.34%
Broker Non-Vote  1,332,101          10.75%            9.89%
           ---------------    ------------      -----------
                12,386,461         100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             12,557,066          98.40%           94.65%
Against              2,088           0.01%            0.01%
Abstain             17,909           0.14%            0.13%
Broker Non-Vote    183,327           1.43%            1.38%
           ---------------    ------------      -----------
                12,760,390         100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              2,325,839          82.03%           66.93%
Against             28,861           1.01%            0.83%
Abstain              6,011           0.21%            0.17%
Broker Non-Vote    474,304          16.73%           13.64%
           ---------------    ------------      -----------
                 2,835,015         100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             19,245,041          98.56%           92.89%
Against             14,217           0.07%            0.06%
Abstain             14,039           0.07%            0.06%
Broker Non-Vote    251,650           1.28%            1.21%
           ---------------    ------------      -----------
                19,524,947         100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,538,887          93.70%           89.00%
Against             10,060           0.11%            0.10%
Abstain             20,382           0.22%            0.21%
Broker Non-Vote    543,499           5.96%            5.66%
           ---------------    ------------      -----------
                 9,112,828         100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,856,497          93.22%           87.75%
Against              7,145           0.06%            0.06%
Abstain              9,501           0.08%            0.08%
Broker Non-Vote    700,014           6.62%            6.23%
           ---------------    ------------      -----------
                10,573,157         100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             20,097,571          98.19%           95.31%
Against              8,398           0.04%            0.03%
Abstain             12,058           0.05%            0.05%
Broker Non-Vote    349,170           1.70%            1.65%
           ---------------    ------------      -----------
                20,467,197         100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              4,945,601          92.75%           87.70%
Against              8,138           0.15%            0.14%
Abstain              5,314           0.09%            0.09%
Broker Non-Vote    372,855           6.99%            6.61%
           ---------------    ------------      -----------
                 5,331,908         100.00%           94.55%

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

2.6. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN OTHER INVESTMENT COMPANIES.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,522,090          93.09%           91.75%
Against             20,405           0.19%            0.19%
Abstain              8,171           0.07%            0.07%
Broker Non-Vote    678,165           6.62%            6.53%
           ---------------    ------------      -----------
                10,228,831         100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,181,687          90.79%           85.48%
Against             58,401           0.64%            0.61%
Abstain              7,282           0.08%            0.07%
Broker Non-Vote    763,654           8.47%            7.97%
           ---------------    ------------      -----------
                 9,011,024         100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For                233,763          88.56%           44.34%
Against                 --           0.00%            0.00%
Abstain              2,182           0.82%            0.41%
Broker Non-Vote     27,986          10.60%            5.30%
           ---------------    ------------      -----------
                   263,931         100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             80,564,959          96.65%           84.19%
Against            130,254           0.15%            0.13%
Abstain            129,882           0.15%            0.13%
Broker Non-Vote  2,531,738           3.03%            2.64%
           ---------------    ------------      -----------
                83,356,833         100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             10,985,960          88.69%           81.64%
Against             29,637           0.23%            0.22%
Abstain             38,763           0.31%            0.28%
Broker Non-Vote  1,332,101          10.75%            9.89%
           ---------------    ------------      -----------
                12,386,461         100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             12,558,674          98.41%           94.66%
Against               480            0.00%            0.00%
Abstain             17,909           0.14%            0.13%
Broker Non-Vote    183,327           1.43%            1.38%
           ---------------    ------------      -----------
                12,760,390         100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              2,303,348          81.24%           66.28%
Against             53,781           1.89%            1.54%
Abstain              3,582           0.12%            0.10%
Broker Non-Vote    474,304          16.73%           13.64%
           ---------------    ------------      -----------
                 2,835,015         100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             19,255,977          98.62%           92.94%
Against              3,281           0.01%            0.01%
Abstain             14,039           0.07%            0.06%
Broker Non-Vote    251,650           1.28%            1.21%
           ---------------    ------------      -----------
                19,524,947         100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,534,703          93.75%           89.05%
Against              6,814           0.07%            0.07%
Abstain             18,812           0.20%            0.19%
Broker Non-Vote    543,499           5.96%            5.66%
           ---------------    ------------      -----------
                 9,112,828         100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,850,961          93.16%           87.70%
Against             12,199           0.11%            0.10%
Abstain              9,983           0.09%            0.08%
Broker Non-Vote    700,014           6.62%            6.23%
           ---------------    ------------      -----------
                10,573,157         100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             20,096,840          98.19%           95.31%
Against              8,398           0.04%            0.03%
Abstain             12,789           0.06%            0.06%
Broker Non-Vote    349,170           1.70%            1.65%
           ---------------    ------------      -----------
                20,467,197         100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              4,940,663          92.66%           87.62%
Against              8,138           0.15%            0.14%
Abstain             10,252           0.19%            0.18%
Broker Non-Vote    372,855           6.99%            6.61%
           ---------------    ------------      -----------
                 5,331,908         100.00%           94.55%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

2.7. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING SHORT SALES.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,505,893          92.93%           91.59%
Against             36,602           0.35%            0.35%
Abstain              8,171           0.07%            0.07%
Broker Non-Vote    678,165           6.62%            6.53%
           ---------------    ------------      -----------
                10,228,831         100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,182,092          90.80%           85.48%
Against             57,996           0.64%            0.60%
Abstain              7,282           0.08%            0.07%
Broker Non-Vote    763,654           8.47%            7.97%
           ---------------    ------------      -----------
                 9,011,024         100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For                233,763          88.56%           44.34%
Against                 --           0.00%            0.00%
Abstain              2,182           0.82%            0.41%
Broker Non-Vote     27,986          10.60%            5.30%
           ---------------    ------------      -----------
                   263,931         100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             80,390,111          96.44%           84.01%
Against            266,909           0.32%            0.27%
Abstain            168,075           0.20%            0.17%
Broker Non-Vote  2,531,738           3.03%            2.64%
           ---------------    ------------      -----------
                83,356,833         100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             10,979,062          88.63%           81.59%
Against             24,900           0.20%            0.18%
Abstain             50,398           0.40%            0.37%
Broker Non-Vote  1,332,101          10.75%            9.89%
           ---------------    ------------      -----------
                12,386,461         100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             12,551,764          98.36%           94.61%
Against              2,088           0.01%            0.01%
Abstain             23,211           0.18%            0.17%
Broker Non-Vote    183,327           1.43%            1.38%
           ---------------    ------------      -----------
                12,760,390         100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              2,300,919          81.16%           66.21%
Against             56,210           1.98%            1.61%
Abstain              3,582           0.12%            0.10%
Broker Non-Vote    474,304          16.73%           13.64%
           ---------------    ------------      -----------
                 2,835,015         100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             19,231,974          98.49%           92.83%
Against             27,284           0.13%            0.13%
Abstain             14,039           0.07%            0.06%
Broker Non-Vote    251,650           1.28%            1.21%
           ---------------    ------------      -----------
                19,524,947         100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,538,337          93.69%           88.99%
Against             12,180           0.13%            0.12%
Abstain             18,812           0.20%            0.19%
Broker Non-Vote    543,499           5.96%            5.66%
           ---------------    ------------      -----------
                 9,112,828         100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,837,912          93.04%           87.59%
Against             17,533           0.16%            0.15%
Abstain             17,698           0.16%            0.15%
Broker Non-Vote    700,014           6.62%            6.23%
           ---------------    ------------      -----------
                10,573,157         100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             20,097,354          98.19%           95.31%
Against              7,884           0.03%            0.03%
Abstain             12,789           0.06%            0.06%
Broker Non-Vote    349,170           1.70%            1.65%
           ---------------    ------------      -----------
                20,467,197         100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              4,941,389          92.67%           87.63%
Against             12,350           0.23%            0.21%
Abstain              5,314           0.09%            0.09%
Broker Non-Vote    372,855           6.99%            6.61%
           ---------------    ------------      -----------
                 5,331,908         100.00%           94.56%

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

2.8. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN REAL ESTATE.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,519,241          93.06%           91.72%
Against             23,253           0.22%            0.22%
Abstain              8,172           0.07%            0.07%
Broker Non-Vote    678,165           6.62%            6.53%
           ---------------    ------------      -----------
                10,228,831         100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,199,560          90.99%           85.66%
Against             40,528           0.44%            0.42%
Abstain              7,282           0.08%            0.07%
Broker Non-Vote    763,654           8.47%            7.97%
           ---------------    ------------      -----------
                 9,011,024         100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For                233,763          88.56%           44.34%
Against                 --           0.00%            0.00%
Abstain              2,182           0.82%            0.41%
Broker Non-Vote     27,986          10.60%            5.30%
           ---------------    ------------      -----------
                   263,931         100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             80,581,904          96.67%           84.21%
Against            121,751           0.14%            0.12%
Abstain            121,439           0.14%            0.12%
Broker Non-Vote  2,531,739           3.03%            2.64%
           ---------------    ------------      -----------
                83,356,833         100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             10,985,924          88.69%           81.64%
Against             25,621           0.20%            0.19%
Abstain             42,815           0.34%            0.31%
Broker Non-Vote  1,332,101          10.75%            9.89%
           ---------------    ------------      -----------
                12,386,461         100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             12,553,372          98.37%           94.62%
Against                480           0.00%            0.00%
Abstain             23,211           0.18%            0.17%
Broker Non-Vote    183,327           1.43%            1.38%
           ---------------    ------------      -----------
                12,760,390         100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              2,325,308          82.02%           66.91%
Against             29,392           1.03%            0.84%
Abstain              6,011           0.21%            0.17%
Broker Non-Vote    474,304          16.73%           13.64%
           ---------------    ------------      -----------
                 2,835,015         100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             19,241,682          98.54%           92.88%
Against             17,576           0.09%            0.08%
Abstain             14,039           0.07%            0.06%
Broker Non-Vote    251,650           1.28%            1.21%
           ---------------    ------------      -----------
                19,524,947         100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              8,540,187          93.71%           89.01%
Against              8,760           0.09%            0.09%
Abstain             20,382           0.22%            0.21%
Broker Non-Vote    543,499           5.96%            5.66%
           ---------------    ------------      -----------
                 9,112,828         100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              9,851,360          93.17%           87.71%
Against              4,084           0.03%            0.03%
Abstain             17,699           0.16%            0.15%
Broker Non-Vote    700,014           6.62%            6.23%
           ---------------    ------------      -----------
                10,573,157         100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For             20,099,808          98.20%           95.32%
Against              6,161           0.03%            0.02%
Abstain             12,058           0.05%            0.05%
Broker Non-Vote    349,170           1.70%            1.65%
           ---------------    ------------      -----------
                20,467,197         100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           ---------------    ------------      -----------
For              4,953,739          92.90%           87.85%
Against                 --           0.00%            0.00%
Abstain              5,314           0.09%            0.09%
Broker Non-Vote    372,855           6.99%            6.61%
           ---------------    ------------      -----------
                 5,331,908         100.00%           94.56%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

2.9. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING UNDERWRITING OF SECURITIES.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             9,527,737           93.14%           91.80%
Against            18,253            0.17%            0.17%
Abstain             4,676            0.04%            0.04%
Broker Non-Vote   678,165            6.62%            6.53%
           --------------     ------------      -----------
               10,228,831          100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             8,199,507           90.99%           85.66%
Against            40,581            0.45%            0.42%
Abstain             7,282            0.08%            0.07%
Broker Non-Vote   763,654            8.47%            7.97%
           --------------     ------------      -----------
                9,011,024          100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For               233,763           88.56%           44.34%
Against                --            0.00%            0.00%
Abstain             2,182            0.82%            0.41%
Broker Non-Vote    27,986           10.60%            5.30%
           --------------     ------------      -----------
                  263,931          100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            80,547,680           96.62%           84.17%
Against           122,375            0.14%            0.12%
Abstain           155,040            0.18%            0.16%
Broker Non-Vote 2,531,738            3.03%            2.64%
           --------------     ------------      -----------
               83,356,833          100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            10,981,499           88.65%           81.61%
Against            25,047            0.20%            0.18%
Abstain            47,814            0.38%            0.35%
Broker Non-Vote 1,332,101           10.75%            9.89%
           --------------     ------------      -----------
               12,386,461          100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            12,546,739           98.32%           94.57%
Against             7,113            0.05%            0.05%
Abstain            23,211            0.18%            0.17%
Broker Non-Vote   183,327            1.43%            1.38%
           --------------     ------------      -----------
               12,760,390          100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             2,325,839           82.03%           66.93%
Against            28,861            1.01%            0.83%
Abstain             6,011            0.21%            0.17%
Broker Non-Vote   474,304           16.73%           13.64%
           --------------     ------------      -----------
                2,835,015          100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            19,241,682           98.54%           92.88%
Against            17,576            0.09%            0.08%
Abstain            14,039            0.07%            0.06%
Broker Non-Vote   251,650            1.28%            1.21%
           --------------     ------------      -----------
               19,524,947          100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             8,540,187           93.71%           89.01%
Against             8,760            0.09%            0.09%
Abstain            20,382            0.22%            0.21%
Broker Non-Vote   543,499            5.96%            5.66%
           --------------     ------------      -----------
                9,112,828          100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             9,844,697           93.11%           87.65%
Against            11,230            0.10%            0.09%
Abstain            17,216            0.16%            0.15%
Broker Non-Vote   700,014            6.62%            6.23%
           --------------     ------------      -----------
               10,573,157          100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            20,101,723           98.21%           95.33%
Against             8,398            0.04%            0.03%
Abstain             7,906            0.03%            0.03%
Broker Non-Vote   349,170            1.70%            1.65%
           --------------     ------------      -----------
               20,467,197          100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             4,945,601           92.75%           87.70%
Against             8,138            0.15%            0.14%
Abstain             5,314            0.09%            0.09%
Broker Non-Vote   372,855            6.99%            6.61%
           --------------     ------------      -----------
                5,331,908          100.00%           94.55%

NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2000

2.10. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING PURCHASE OF COMMODITIES.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             9,497,890           92.85%           91.52%
Against            44,604            0.43%            0.42%
Abstain             8,172            0.07%            0.07%
Broker Non-Vote   678,165            6.62%            6.53%
           --------------     ------------      -----------
               10,228,831          100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             8,183,172           90.81%           85.49%
Against            56,916            0.63%            0.59%
Abstain             7,282            0.08%            0.07%
Broker Non-Vote   763,654            8.47%            7.97%
           --------------     ------------      -----------
                9,011,024          100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For               231,201           87.59%           43.86%
Against                --            0.00%            0.00%
Abstain             4,744            1.79%            0.90%
Broker Non-Vote    27,986           10.60%            5.30%
           --------------     ------------      -----------
                  263,931          100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            80,563,739           96.64%           84.19%
Against           114,275            0.13%            0.11%
Abstain           147,081            0.17%            0.15%
Broker Non-Vote 2,531,738            3.03%            2.64%
           --------------     ------------      -----------
               83,356,833          100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            10,983,019           88.66%           81.62%
Against            27,848            0.22%            0.20%
Abstain            43,493            0.35%            0.32%
Broker Non-Vote 1,332,101           10.75%            9.89%
           --------------     ------------      -----------
               12,386,461          100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            12,558,674           98.41%           94.66%
Against               480            0.00%            0.00%
Abstain            17,909            0.14%            0.13%
Broker Non-Vote   183,327            1.43%            1.38%
           --------------     ------------      -----------
               12,760,390          100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             2,328,268           82.12%           67.00%
Against            28,861            1.01%            0.83%
Abstain             3,582            0.12%            0.10%
Broker Non-Vote   474,304           16.73%           13.64%
           --------------     ------------      -----------
                2,835,015          100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            19,244,544           98.56%           92.89%
Against            14,714            0.07%            0.07%
Abstain            14,039            0.07%            0.06%
Broker Non-Vote   251,650            1.28%            1.21%
           --------------     ------------      -----------
               19,524,947          100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             8,541,251           93.72%           89.02%
Against             9,266            0.10%            0.09%
Abstain            18,812            0.20%            0.19%
Broker Non-Vote   543,499            5.96%            5.66%
           --------------     ------------      -----------
                9,112,828          100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             9,858,557           93.24%           87.77%
Against             5,085            0.04%            0.04%
Abstain             9,501            0.08%            0.08%
Broker Non-Vote   700,014            6.62%            6.23%
           --------------     ------------      -----------
               10,573,157          100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            20,097,571           98.19%           95.31%
Against             8,398            0.04%            0.03%
Abstain            12,058            0.05%            0.05%
Broker Non-Vote   349,170            1.70%            1.65%
           --------------     ------------      -----------
               20,467,197          100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             4,945,601           92.75%           87.70%
Against             8,138            0.15%            0.14%
Abstain             5,314            0.09%            0.09%
Broker Non-Vote   372,855            6.99%            6.61%
           --------------     ------------      -----------
                5,331,908          100.00%           94.55%

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

2.11. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING CONCENTRATION.

FLORIDA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             9,525,785           93.12%           91.78%
Against            15,431            0.15%            0.14%
Abstain             9,450            0.09%            0.09%
Broker Non-Vote   678,165            6.62%            6.53%
           --------------     ------------      -----------
               10,228,831          100.00%           98.56%

GEORGIA TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             8,183,119           90.81%           85.49%
Against            56,969            0.63%            0.59%
Abstain             7,282            0.08%            0.07%
Broker Non-Vote   763,654            8.47%            7.97%
           --------------     ------------      -----------
                9,011,024          100.00%           94.14%

HIGH INCOME FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For               231,201           87.59%           43.86%
Against                --            0.00%            0.00%
Abstain             4,744            1.79%            0.90%
Broker Non-Vote    27,986           10.60%            5.30%
           --------------     ------------      -----------
                  263,931          100.00%           50.07%

INVESTMENT GRADE BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            80,574,079           96.66%           84.20%
Against           108,256            0.12%            0.11%
Abstain           142,760            0.17%            0.14%
Broker Non-Vote 2,531,738            3.03%            2.64%
           --------------     ------------      -----------
               83,356,833          100.00%           87.11%

INVESTMENT GRADE TAX-EXEMPT BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            10,979,333           88.63%           81.59%
Against            28,964            0.23%            0.21%
Abstain            46,063            0.37%            0.34%
Broker Non-Vote 1,332,101           10.75%            9.89%
           --------------     ------------      -----------
               12,386,461          100.00%           92.05%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            12,553,649           98.37%           94.62%
Against               480            0.00%            0.00%
Abstain            22,934            0.17%            0.17%
Broker Non-Vote   183,327            1.43%            1.38%
           --------------     ------------      -----------
               12,760,390          100.00%           96.18%

MARYLAND MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             2,325,308           82.02%           66.91%
Against            29,392            1.03%            0.84%
Abstain             6,011            0.21%            0.17%
Broker Non-Vote   474,304           16.73%           13.64%
           --------------     ------------      -----------
                2,835,015          100.00%           81.58%

SHORT-TERM BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            19,255,977           98.62%           92.94%
Against             3,281            0.01%            0.01%
Abstain            14,039            0.07%            0.06%
Broker Non-Vote   251,650            1.28%            1.21%
           --------------     ------------      -----------
               19,524,947          100.00%           94.24%

SHORT-TERM U.S. TREASURY SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             8,539,681           93.71%           89.01%
Against             9,266            0.10%            0.09%
Abstain            20,382            0.22%            0.21%
Broker Non-Vote   543,499            5.96%            5.66%
           --------------     ------------      -----------
                9,112,828          100.00%           94.98%

U.S. GOVERNMENT SECURITIES FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             9,857,546           93.23%           87.76%
Against             6,096            0.05%            0.05%
Abstain             9,501            0.08%            0.08%
Broker Non-Vote   700,014            6.62%            6.23%
           --------------     ------------      -----------
               10,573,157          100.00%           94.13%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For            20,103,960           98.22%           95.34%
Against             6,161            0.03%            0.02%
Abstain             7,906            0.03%            0.03%
Broker Non-Vote   349,170            1.70%            1.65%
           --------------     ------------      -----------
               20,467,197          100.00%           97.06%

VIRGINIA MUNICIPAL BOND FUND

             Shares Voted       % of Voted       % of Total
           --------------     ------------      -----------
For             4,943,609           92.71%           87.67%
Against             5,192            0.09%            0.09%
Abstain            10,252            0.19%            0.18%
Broker Non-Vote   372,855            6.99%            6.61%
           --------------     ------------      -----------
                5,331,908          100.00%           94.55%

                                                           NOTES

                                                           NOTES

                                                           NOTES

                                INVESTMENT ADVISER
                          Trusco Capital Management, Inc.

                      STI  Classic  Funds are not  deposits,
                      are not insured or  guaranteed  by the
                      FDIC or any other  government  agency,
                      and  are  not  endorsed  by and do not
                      constitute   obligations  of  SunTrust
                      Banks,   Inc.  or  any  other  of  its
                      affiliates.  Investment  in the  Funds
                      involves risk,  including the possible
                      loss  of   principal.   There   is  no
                      guarantee  that any STI  Classic  Fund
                      will achieve its investment objective.
                      The STI  Classic  Funds are advised by
                      an affiliate of SunTrust Banks, Inc.

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

  This information must be preceded or accompanied by a current prospectus for each Fund described.